Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Transamerica Series Trust
Entity Central Index Key	0000778207
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000197832
Shareholder Report [Line Items]
Fund Name	Transamerica 60/40 Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.45%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 14.90%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%. The performance benchmark, the Transamerica 60/40 Allocation VP Blended Benchmark, returned 15.57% over the same period.

  Markets continued to advance during the fiscal year ended December 31, 2025, with U.S. equities, non-U.S. equities and U.S. fixed income all producing positive returns. International developed and emerging markets led global equities, and large cap U.S. stocks outperformed small cap stocks. Small and midcap stocks achieved double digit percentage gains in the fiscal year; however, mega cap technology stocks and most things related to AI continued to lead gains in the U.S. during the period.

  The Portfolio’s best-performing holding during the fiscal year, with a 15% target weight, was Transamerica MSCI EAFE Index VP, which returned 31.30%, fueled by a rebound in Japanese equities and a weakening U.S. dollar. The Portfolio’s top performing fixed income fund, with a target weight of 20% and a 6.96% return, was Transamerica Aegon Core Bond VP. It benefitted from spread tightening and the income generated by its underlying holdings in the fiscal year.

  Transamerica S&P 500 Index VP, which carried a target weight of 45%, was the weakest performing equity fund in the fiscal year. Even so, equity markets were quite strong in 2025, and Transamerica S&P 500 Index VP’s 17.64% return was well above the historical average calendar year return. The weakest fixed income fund in the period, Transamerica Short-Term Bond, also produced returns that were above the historical average for the asset class. In the fiscal year, it returned 5.73% and carried a target weight of 20% in the Portfolio.

  The views expressed reflect the opinions of Transamerica Asset Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Transamerica 60/40 Allocation VP Blended Benchmark
1/12/2018	$10,000	$10,000	$10,000
1/31/2018	$10,050	$10,207	$10,095
2/28/2018	$9,760	$9,831	$9,820
3/31/2018	$9,660	$9,581	$9,707
4/30/2018	$9,670	$9,618	$9,728
5/31/2018	$9,750	$9,849	$9,828
6/30/2018	$9,760	$9,910	$9,833
7/31/2018	$9,950	$10,279	$10,035
8/31/2018	$10,080	$10,614	$10,179
9/30/2018	$10,080	$10,674	$10,192
10/31/2018	$9,620	$9,944	$9,724
11/30/2018	$9,730	$10,147	$9,835
12/31/2018	$9,330	$9,231	$9,436
1/31/2019	$9,800	$9,971	$9,909
2/28/2019	$9,980	$10,291	$10,088
3/31/2019	$10,150	$10,491	$10,263
4/30/2019	$10,380	$10,916	$10,495
5/31/2019	$10,080	$10,222	$10,193
6/30/2019	$10,520	$10,942	$10,659
7/31/2019	$10,570	$11,100	$10,717
8/31/2019	$10,567	$10,924	$10,710
9/30/2019	$10,667	$11,128	$10,823
10/31/2019	$10,847	$11,369	$11,000
11/30/2019	$11,028	$11,782	$11,196
12/31/2019	$11,208	$12,137	$11,399
1/31/2020	$11,258	$12,133	$11,449
2/29/2020	$10,777	$11,134	$10,953
3/31/2020	$9,855	$9,759	$10,099
4/30/2020	$10,577	$11,010	$10,851
5/31/2020	$10,897	$11,534	$11,175
6/30/2020	$11,118	$11,764	$11,360
7/31/2020	$11,489	$12,427	$11,756
8/31/2020	$11,917	$13,320	$12,189
9/30/2020	$11,665	$12,814	$11,930
10/31/2020	$11,432	$12,473	$11,695
11/30/2020	$12,292	$13,839	$12,588
12/31/2020	$12,605	$14,371	$12,901
1/31/2021	$12,494	$14,226	$12,785
2/28/2021	$12,656	$14,618	$12,913
3/31/2021	$12,919	$15,258	$13,147
4/30/2021	$13,314	$16,072	$13,564
5/31/2021	$13,445	$16,185	$13,690
6/30/2021	$13,566	$16,562	$13,850
7/31/2021	$13,759	$16,956	$14,075
8/31/2021	$13,966	$17,471	$14,294
9/30/2021	$13,579	$16,659	$13,883
10/31/2021	$14,040	$17,826	$14,371
11/30/2021	$13,903	$17,702	$14,243
12/31/2021	$14,281	$18,496	$14,625
1/31/2022	$13,788	$17,539	$14,052
2/28/2022	$13,484	$17,013	$13,763
3/31/2022	$13,610	$17,645	$13,853
4/30/2022	$12,835	$16,107	$12,965
5/31/2022	$12,866	$16,136	$13,023
6/30/2022	$12,154	$14,804	$12,277
7/31/2022	$12,814	$16,169	$12,998
8/31/2022	$12,388	$15,510	$12,520
9/30/2022	$11,556	$14,081	$11,609
10/31/2022	$12,033	$15,221	$12,065
11/30/2022	$12,676	$16,072	$12,750
12/31/2022	$12,310	$15,146	$12,398
1/31/2023	$12,909	$16,098	$13,052
2/28/2023	$12,632	$15,705	$12,733
3/31/2023	$12,976	$16,282	$13,120
4/30/2023	$13,142	$16,536	$13,299
5/31/2023	$13,053	$16,608	$13,183
6/30/2023	$13,508	$17,705	$13,646
7/31/2023	$13,774	$18,274	$13,906
8/31/2023	$13,588	$17,983	$13,691
9/30/2023	$13,150	$17,125	$13,188
10/31/2023	$12,915	$16,765	$12,899
11/30/2023	$13,746	$18,296	$13,843
12/31/2023	$14,273	$19,128	$14,448
1/31/2024	$14,386	$19,449	$14,554
2/29/2024	$14,734	$20,487	$14,861
3/31/2024	$15,060	$21,147	$15,205
4/30/2024	$14,622	$20,283	$14,713
5/31/2024	$15,127	$21,289	$15,227
6/30/2024	$15,374	$22,052	$15,493
7/31/2024	$15,599	$22,321	$15,791
8/31/2024	$15,930	$22,862	$16,131
9/30/2024	$16,160	$23,351	$16,395
10/31/2024	$15,861	$23,139	$16,032
11/30/2024	$16,322	$24,497	$16,510
12/31/2024	$16,034	$23,913	$16,168
1/31/2025	$16,368	$24,579	$16,532
2/28/2025	$16,437	$24,258	$16,629
3/31/2025	$16,022	$22,892	$16,200
4/30/2025	$16,114	$22,736	$16,287
5/31/2025	$16,679	$24,167	$16,814
6/30/2025	$17,198	$25,396	$17,357
7/31/2025	$17,313	$25,966	$17,478
8/31/2025	$17,638	$26,493	$17,833
9/30/2025	$18,024	$27,460	$18,254
10/31/2025	$18,273	$28,103	$18,525
11/30/2025	$18,348	$28,172	$18,608
12/31/2025	$18,423	$28,189	$18,686

Average Annual Return [Table Text Block]
I6DE2	1 Year	5 Years	Since Inception 1/12/18
Service Class	14.90%	7.88%	7.97%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	13.89%
Transamerica 60/40 Allocation VP Blended BenchmarkFootnote Reference(b)	15.57%	7.69%	8.16%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 83,787,221
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 96,894
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$83,787,221
Number of Portfolio Holdings	4
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$96,894

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	44.9%
U.S. Fixed Income Funds	40.2
International Equity Funds	15.0
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica S&P 500 Index VP, Initial Class	44.9%
Transamerica Short-Term Bond, Class I2	20.1
Transamerica Core Bond, Class I2	20.1
Transamerica MSCI EAFE Index VP, Initial Class	15.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021467
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$55	0.53%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%	[2]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 7.13%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%.

  The Portfolio maintained an overweight allocation to credit relative to the Bloomberg US Aggregate Bond Index (the “Benchmark”) during the fiscal year ended December 31, 2025, and this positioning contributed to relative returns as the Portfolio generated additional yield compared to the Benchmark.

  Overall duration positioning was generally managed in line with the Benchmark, however, an overweight allocation to the 10-year portion of the yield curve contributed to relative performance due to changes in the yield curve during the period.

  Credit spread and other price-related impacts detracted from relative returns.

  At the sector level, an off-index allocation to high yield corporate credit, an underweight allocation to government securities and security selection within investment grade corporate credit were the largest contributors to relative returns.

  Positioning in agency residential mortgage-backed securities was the most significant detractor from relative returns, followed by an overweight allocation to asset-backed securities.

  Within corporate credit, security selection in consumer non-cyclicals, technology and banking contributed the most to relative returns, while security selection in basic industry and allocations to technology and communications detracted.

  Over the period, the Portfolio’s sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Portfolio, and allocations to the sector were modestly increased during the fiscal year. Notable sub-sector changes included increased allocations to real estate investment trusts (“REITs”) and banking, while allocations to technology and energy were reduced.

  The Portfolio’s sub-adviser also increased allocations to commercial mortgage-backed securities later in the fiscal year, reflecting stabilization in underlying property markets, improved underwriting standards and increased refinancing activity in a more attractive rate environment.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,081	$10,138
2/29/2016	$10,045	$10,210
3/31/2016	$10,171	$10,303
4/30/2016	$10,243	$10,343
5/31/2016	$10,252	$10,345
6/30/2016	$10,387	$10,531
7/31/2016	$10,513	$10,598
8/31/2016	$10,502	$10,586
9/30/2016	$10,520	$10,580
10/31/2016	$10,465	$10,499
11/30/2016	$10,225	$10,250
12/31/2016	$10,271	$10,265
1/31/2017	$10,345	$10,285
2/28/2017	$10,419	$10,354
3/31/2017	$10,410	$10,349
4/30/2017	$10,493	$10,428
5/31/2017	$10,594	$10,509
6/30/2017	$10,603	$10,498
7/31/2017	$10,668	$10,543
8/31/2017	$10,801	$10,638
9/30/2017	$10,754	$10,593
10/31/2017	$10,726	$10,580
12/31/2017	$10,773	$10,628
1/31/2018	$10,670	$10,506
2/28/2018	$10,587	$10,406
3/31/2018	$10,633	$10,473
4/30/2018	$10,540	$10,395
5/31/2018	$10,587	$10,469
6/30/2018	$10,577	$10,456
7/31/2018	$10,614	$10,459
8/31/2018	$10,664	$10,526
9/30/2018	$10,606	$10,458
10/31/2018	$10,558	$10,376
11/30/2018	$10,577	$10,438
12/31/2018	$10,702	$10,629
1/31/2019	$10,847	$10,742
2/28/2019	$10,866	$10,736
3/31/2019	$11,010	$10,942
4/30/2019	$11,039	$10,945
5/31/2019	$11,232	$11,139
6/30/2019	$11,366	$11,279
7/31/2019	$11,357	$11,304
8/31/2019	$11,672	$11,597
9/30/2019	$11,613	$11,535
10/31/2019	$11,662	$11,570
11/30/2019	$11,632	$11,564
12/31/2019	$11,603	$11,556
1/31/2020	$11,859	$11,778
2/29/2020	$12,007	$11,990
3/31/2020	$11,682	$11,920
4/30/2020	$11,958	$12,132
5/31/2020	$12,057	$12,188
6/30/2020	$12,205	$12,265
7/31/2020	$12,372	$12,448
8/31/2020	$12,381	$12,348
9/30/2020	$12,370	$12,341
10/31/2020	$12,329	$12,286
11/30/2020	$12,463	$12,406
12/31/2020	$12,494	$12,423
1/31/2021	$12,432	$12,334
2/28/2021	$12,215	$12,156
3/31/2021	$12,101	$12,005
4/30/2021	$12,226	$12,099
5/31/2021	$12,267	$12,139
6/30/2021	$12,370	$12,224
7/31/2021	$12,484	$12,361
8/31/2021	$12,475	$12,337
9/30/2021	$12,385	$12,230
10/31/2021	$12,363	$12,227
11/30/2021	$12,385	$12,263
12/31/2021	$12,385	$12,232
1/31/2022	$12,151	$11,968
2/28/2022	$12,016	$11,835
3/31/2022	$11,636	$11,506
4/30/2022	$11,178	$11,069
5/31/2022	$11,223	$11,141
6/30/2022	$10,988	$10,966
7/31/2022	$11,245	$11,234
8/31/2022	$10,961	$10,917
9/30/2022	$10,456	$10,445
10/31/2022	$10,283	$10,310
11/30/2022	$10,570	$10,689
12/31/2022	$10,547	$10,641
1/31/2023	$10,892	$10,968
2/28/2023	$10,651	$10,684
3/31/2023	$10,881	$10,956
4/30/2023	$10,950	$11,022
5/31/2023	$10,835	$10,902
6/30/2023	$10,823	$10,863
7/31/2023	$10,835	$10,856
8/31/2023	$10,775	$10,786
9/30/2023	$10,508	$10,512
10/31/2023	$10,346	$10,346
11/30/2023	$10,798	$10,815
12/31/2023	$11,228	$11,229
1/31/2024	$11,204	$11,198
2/29/2024	$11,077	$11,040
3/31/2024	$11,193	$11,142
4/30/2024	$10,926	$10,860
5/31/2024	$11,100	$11,044
6/30/2024	$11,228	$11,149
7/31/2024	$11,436	$11,409
8/31/2024	$11,625	$11,573
9/30/2024	$11,770	$11,728
10/31/2024	$11,516	$11,437
11/30/2024	$11,637	$11,558
12/31/2024	$11,468	$11,369
1/31/2025	$11,528	$11,430
2/28/2025	$11,758	$11,681
3/31/2025	$11,734	$11,685
4/30/2025	$11,746	$11,731
5/31/2025	$11,710	$11,647
6/30/2025	$11,915	$11,826
7/31/2025	$11,903	$11,795
8/31/2025	$12,039	$11,936
9/30/2025	$12,181	$12,067
10/31/2025	$12,246	$12,142
11/30/2025	$12,311	$12,217
12/31/2025	$12,285	$12,199

Average Annual Return [Table Text Block]
IBPX1	1 Year	5 Years	10 Years
Initial Class	7.13%	(0.34)%	2.08%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,953,785,232
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 8,863,760
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,953,785,232
Number of Portfolio Holdings	542
Portfolio Turnover Rate	69%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,863,760
Average MaturityFootnote Reference§	7.84 years
DurationFootnote Reference†	5.68 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	30.2%
AAA	16.8
AA	2.6
A	12.4
BBB	24.4
BB	8.8
B	1.9
CCC	0.4
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	43.8%
U.S. Government Obligations	21.6
Asset-Backed Securities	11.8
Mortgage-Backed Securities	11.1
U.S. Government Agency Obligations	8.6
Commercial Paper	4.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.9
Other Investment Company	0.4
Short-Term U.S. Government Obligations	0.3
Loan Assignments	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(4.4)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.00%, 01/01/2055	2.1%
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.7
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.3
Uniform Mortgage-Backed Security, TBA, 5.50%, 01/01/2055	1.2
U.S. Treasury Bonds, 4.63%, 11/15/2055	1.2
U.S. Treasury Notes, 3.50%, 11/30/2030	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	1.1
MUFG Securities Canada Ltd, 4.31%, 01/22/2026	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	0.9
U.S. Treasury Notes, 2.75%, 08/15/2032	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021468
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.78%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%	[3]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 6.78%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%.

  The Portfolio maintained an overweight allocation to credit relative to the Bloomberg US Aggregate Bond Index (the “Benchmark”) during the fiscal year ended December 31, 2025, and this positioning contributed to relative returns as the Portfolio generated additional yield compared to the Benchmark.

  Overall duration positioning was generally managed in line with the Benchmark, however, an overweight allocation to the 10-year portion of the yield curve contributed to relative performance due to changes in the yield curve during the period.

  Credit spread and other price-related impacts detracted from relative returns.

  At the sector level, an off-index allocation to high yield corporate credit, an underweight allocation to government securities and security selection within investment grade corporate credit were the largest contributors to relative returns.

  Positioning in agency residential mortgage-backed securities was the most significant detractor from relative returns, followed by an overweight allocation to asset-backed securities.

  Within corporate credit, security selection in consumer non-cyclicals, technology and banking contributed the most to relative returns, while security selection in basic industry and allocations to technology and communications detracted.

  Over the period, the Portfolio’s sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Portfolio, and allocations to the sector were modestly increased during the fiscal year. Notable sub-sector changes included increased allocations to real estate investment trusts (“REITs”) and banking, while allocations to technology and energy were reduced.

  The Portfolio’s sub-adviser also increased allocations to commercial mortgage-backed securities later in the fiscal year, reflecting stabilization in underlying property markets, improved underwriting standards and increased refinancing activity in a more attractive rate environment.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,072	$10,138
2/29/2016	$10,036	$10,210
3/31/2016	$10,163	$10,303
4/30/2016	$10,226	$10,343
5/31/2016	$10,245	$10,345
6/30/2016	$10,371	$10,531
7/31/2016	$10,489	$10,598
8/31/2016	$10,488	$10,586
9/30/2016	$10,498	$10,580
10/31/2016	$10,442	$10,499
11/30/2016	$10,201	$10,250
12/31/2016	$10,247	$10,265
1/31/2017	$10,312	$10,285
2/28/2017	$10,386	$10,354
3/31/2017	$10,377	$10,349
4/30/2017	$10,461	$10,428
5/31/2017	$10,553	$10,509
6/30/2017	$10,562	$10,498
7/31/2017	$10,618	$10,543
8/31/2017	$10,761	$10,638
9/30/2017	$10,705	$10,593
10/31/2017	$10,667	$10,580
12/31/2017	$10,723	$10,628
1/31/2018	$10,620	$10,506
2/28/2018	$10,527	$10,406
3/31/2018	$10,564	$10,473
4/30/2018	$10,480	$10,395
5/31/2018	$10,517	$10,469
6/30/2018	$10,508	$10,456
7/31/2018	$10,546	$10,459
8/31/2018	$10,585	$10,526
9/30/2018	$10,527	$10,458
10/31/2018	$10,479	$10,376
11/30/2018	$10,498	$10,438
12/31/2018	$10,614	$10,629
1/31/2019	$10,759	$10,742
2/28/2019	$10,778	$10,736
3/31/2019	$10,923	$10,942
4/30/2019	$10,951	$10,945
5/31/2019	$11,135	$11,139
6/30/2019	$11,260	$11,279
7/31/2019	$11,250	$11,304
8/31/2019	$11,555	$11,597
9/30/2019	$11,506	$11,535
10/31/2019	$11,555	$11,570
11/30/2019	$11,516	$11,564
12/31/2019	$11,486	$11,556
1/31/2020	$11,733	$11,778
2/29/2020	$11,881	$11,990
3/31/2020	$11,555	$11,920
4/30/2020	$11,831	$12,132
5/31/2020	$11,920	$12,188
6/30/2020	$12,068	$12,265
7/31/2020	$12,226	$12,448
8/31/2020	$12,234	$12,348
9/30/2020	$12,223	$12,341
10/31/2020	$12,172	$12,286
11/30/2020	$12,306	$12,406
12/31/2020	$12,337	$12,423
1/31/2021	$12,265	$12,334
2/28/2021	$12,058	$12,156
3/31/2021	$11,945	$12,005
4/30/2021	$12,058	$12,099
5/31/2021	$12,100	$12,139
6/30/2021	$12,203	$12,224
7/31/2021	$12,306	$12,361
8/31/2021	$12,294	$12,337
9/30/2021	$12,205	$12,230
10/31/2021	$12,183	$12,227
11/30/2021	$12,205	$12,263
12/31/2021	$12,205	$12,232
1/31/2022	$11,971	$11,968
2/28/2022	$11,838	$11,835
3/31/2022	$11,449	$11,506
4/30/2022	$11,003	$11,069
5/31/2022	$11,037	$11,141
6/30/2022	$10,814	$10,966
7/31/2022	$11,059	$11,234
8/31/2022	$10,775	$10,917
9/30/2022	$10,273	$10,445
10/31/2022	$10,102	$10,310
11/30/2022	$10,387	$10,689
12/31/2022	$10,364	$10,641
1/31/2023	$10,695	$10,968
2/28/2023	$10,467	$10,684
3/31/2023	$10,683	$10,956
4/30/2023	$10,752	$11,022
5/31/2023	$10,626	$10,902
6/30/2023	$10,615	$10,863
7/31/2023	$10,626	$10,856
8/31/2023	$10,569	$10,786
9/30/2023	$10,294	$10,512
10/31/2023	$10,144	$10,346
11/30/2023	$10,592	$10,815
12/31/2023	$11,005	$11,229
1/31/2024	$10,982	$11,198
2/29/2024	$10,844	$11,040
3/31/2024	$10,959	$11,142
4/30/2024	$10,707	$10,860
5/31/2024	$10,867	$11,044
6/30/2024	$10,994	$11,149
7/31/2024	$11,189	$11,409
8/31/2024	$11,379	$11,573
9/30/2024	$11,522	$11,728
10/31/2024	$11,271	$11,437
11/30/2024	$11,379	$11,558
12/31/2024	$11,212	$11,369
1/31/2025	$11,259	$11,430
2/28/2025	$11,486	$11,681
3/31/2025	$11,462	$11,685
4/30/2025	$11,474	$11,731
5/31/2025	$11,427	$11,647
6/30/2025	$11,629	$11,826
7/31/2025	$11,618	$11,795
8/31/2025	$11,743	$11,936
9/30/2025	$11,883	$12,067
10/31/2025	$11,946	$12,142
11/30/2025	$12,010	$12,217
12/31/2025	$11,972	$12,199

Average Annual Return [Table Text Block]
IBPX2	1 Year	5 Years	10 Years
Service Class	6.78%	(0.60)%	1.82%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,953,785,232
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 8,863,760
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,953,785,232
Number of Portfolio Holdings	542
Portfolio Turnover Rate	69%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,863,760
Average MaturityFootnote Reference§	7.84 years
DurationFootnote Reference†	5.68 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	30.2%
AAA	16.8
AA	2.6
A	12.4
BBB	24.4
BB	8.8
B	1.9
CCC	0.4
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	43.8%
U.S. Government Obligations	21.6
Asset-Backed Securities	11.8
Mortgage-Backed Securities	11.1
U.S. Government Agency Obligations	8.6
Commercial Paper	4.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.9
Other Investment Company	0.4
Short-Term U.S. Government Obligations	0.3
Loan Assignments	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(4.4)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.00%, 01/01/2055	2.1%
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.7
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.3
Uniform Mortgage-Backed Security, TBA, 5.50%, 01/01/2055	1.2
U.S. Treasury Bonds, 4.63%, 11/15/2055	1.2
U.S. Treasury Notes, 3.50%, 11/30/2030	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	1.1
MUFG Securities Canada Ltd, 4.31%, 01/22/2026	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	0.9
U.S. Treasury Notes, 2.75%, 08/15/2032	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021437
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Core Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$50	0.48%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%	[4]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 6.99%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%.

  The Portfolio maintained an overweight allocation to credit relative to the Bloomberg US Aggregate Bond Index (the “Benchmark”) during the fiscal year ended December 31, 2025, and this positioning contributed to relative returns as the Portfolio generated additional yield compared to the Benchmark.

  Overall duration positioning was generally managed in line with the Benchmark, however, an overweight allocation to the 5-to-10-year portion of the yield curve contributed to relative performance due to changes in the yield curve during the period.

  Credit spread and other price-related impacts detracted from relative returns.

  At the sector level, security selection within investment grade corporate credit, an underweight allocation to government securities and a modest off-index allocation to high yield corporate credit were the most significant contributors to relative returns.

  Security selection in government securities detracted from relative performance, reflecting the Portfolio’s skew toward longer-duration U.S. Treasury securities to achieve desired overall duration positioning. An overweight allocation to asset-backed securities (“ABS”) and positioning in agency residential mortgage-backed securities (“agency RMBS”) also detracted from relative performance.

  Within corporate credit, security selection in banking, consumer non-cyclicals and technology contributed the most to relative returns, while allocations to electric utilities, technology and banking detracted.

  Over the period, the Portfolio’s sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Portfolio, however, exposures were adjusted during the period to achieve desired sub-sector positioning. Notable sub-sector changes included increased allocations to real estate investment trusts (“REITs”), banking and electric utilities, while allocations to energy, communications and technology were reduced.

  While still at relatively low levels, the Portfolio’s sub-adviser incrementally added exposure to certain high yield corporate credits that it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,132	$10,138
2/29/2016	$10,203	$10,210
3/31/2016	$10,281	$10,303
4/30/2016	$10,320	$10,343
5/31/2016	$10,327	$10,345
6/30/2016	$10,507	$10,531
7/31/2016	$10,569	$10,598
8/31/2016	$10,550	$10,586
9/30/2016	$10,550	$10,580
10/31/2016	$10,470	$10,499
11/30/2016	$10,239	$10,250
12/31/2016	$10,239	$10,265
1/31/2017	$10,263	$10,285
2/28/2017	$10,327	$10,354
3/31/2017	$10,327	$10,349
4/30/2017	$10,406	$10,428
5/31/2017	$10,486	$10,509
6/30/2017	$10,478	$10,498
7/31/2017	$10,518	$10,543
8/31/2017	$10,614	$10,638
9/30/2017	$10,573	$10,593
10/31/2017	$10,565	$10,580
12/31/2017	$10,614	$10,628
1/31/2018	$10,499	$10,506
2/28/2018	$10,409	$10,406
3/31/2018	$10,475	$10,473
4/30/2018	$10,393	$10,395
5/31/2018	$10,458	$10,469
6/30/2018	$10,442	$10,456
7/31/2018	$10,434	$10,459
8/31/2018	$10,512	$10,526
9/30/2018	$10,445	$10,458
10/31/2018	$10,377	$10,376
11/30/2018	$10,445	$10,438
12/31/2018	$10,623	$10,629
1/31/2019	$10,716	$10,742
2/28/2019	$10,716	$10,736
3/31/2019	$10,928	$10,942
4/30/2019	$10,928	$10,945
5/31/2019	$11,140	$11,139
6/30/2019	$11,268	$11,279
7/31/2019	$11,293	$11,304
8/31/2019	$11,616	$11,597
9/30/2019	$11,546	$11,535
10/31/2019	$11,572	$11,570
11/30/2019	$11,563	$11,564
12/31/2019	$11,528	$11,556
1/31/2020	$11,781	$11,778
2/29/2020	$11,982	$11,990
3/31/2020	$11,659	$11,920
4/30/2020	$11,842	$12,132
5/31/2020	$11,929	$12,188
6/30/2020	$12,112	$12,265
7/31/2020	$12,313	$12,448
8/31/2020	$12,244	$12,348
9/30/2020	$12,262	$12,341
10/31/2020	$12,208	$12,286
11/30/2020	$12,353	$12,406
12/31/2020	$12,389	$12,423
1/31/2021	$12,307	$12,334
2/28/2021	$12,126	$12,156
3/31/2021	$12,026	$12,005
4/30/2021	$12,126	$12,099
5/31/2021	$12,171	$12,139
6/30/2021	$12,271	$12,224
7/31/2021	$12,389	$12,361
8/31/2021	$12,368	$12,337
9/30/2021	$12,261	$12,230
10/31/2021	$12,271	$12,227
11/30/2021	$12,300	$12,263
12/31/2021	$12,261	$12,232
1/31/2022	$12,038	$11,968
2/28/2022	$11,902	$11,835
3/31/2022	$11,592	$11,506
4/30/2022	$11,213	$11,069
5/31/2022	$11,242	$11,141
6/30/2022	$11,096	$10,966
7/31/2022	$11,310	$11,234
8/31/2022	$11,048	$10,917
9/30/2022	$10,606	$10,445
10/31/2022	$10,435	$10,310
11/30/2022	$10,716	$10,689
12/31/2022	$10,696	$10,641
1/31/2023	$11,028	$10,968
2/28/2023	$10,766	$10,684
3/31/2023	$11,018	$10,956
4/30/2023	$11,068	$11,022
5/31/2023	$10,968	$10,902
6/30/2023	$10,947	$10,863
7/31/2023	$10,957	$10,856
8/31/2023	$10,897	$10,786
9/30/2023	$10,618	$10,512
10/31/2023	$10,453	$10,346
11/30/2023	$10,918	$10,815
12/31/2023	$11,342	$11,229
1/31/2024	$11,321	$11,198
2/29/2024	$11,166	$11,040
3/31/2024	$11,269	$11,142
4/30/2024	$11,001	$10,860
5/31/2024	$11,166	$11,044
6/30/2024	$11,300	$11,149
7/31/2024	$11,507	$11,409
8/31/2024	$11,706	$11,573
9/30/2024	$11,848	$11,728
10/31/2024	$11,564	$11,437
11/30/2024	$11,695	$11,558
12/31/2024	$11,499	$11,369
1/31/2025	$11,553	$11,430
2/28/2025	$11,794	$11,681
3/31/2025	$11,783	$11,685
4/30/2025	$11,816	$11,731
5/31/2025	$11,739	$11,647
6/30/2025	$11,936	$11,826
7/31/2025	$11,914	$11,795
8/31/2025	$12,055	$11,936
9/30/2025	$12,190	$12,067
10/31/2025	$12,257	$12,142
11/30/2025	$12,336	$12,217
12/31/2025	$12,302	$12,199

Average Annual Return [Table Text Block]
IBPB1	1 Year	5 Years	10 Years
Initial Class	6.99%	(0.14)%	2.09%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,321,692,243
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 2,303,674
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,321,692,243
Number of Portfolio Holdings	736
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,303,674
Average MaturityFootnote Reference§	7.80 years
DurationFootnote Reference†	5.66 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	48.1%
AAA	11.3
AA	1.0
A	9.6
BBB	23.1
BB	3.6
B	0.0Footnote Reference*
CCC	0.0Footnote Reference*
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.8%
U.S. Government Agency Obligations	24.6
U.S. Government Obligations	23.5
Commercial Paper	21.1
Mortgage-Backed Securities	7.1
Asset-Backed Securities	5.1
Repurchase Agreements	3.3
Short-Term U.S. Government Obligations	2.9
Foreign Government Obligations	0.7
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(24.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	4.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, 01/01/2055	3.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 01/01/2056	3.1
U.S. Treasury Notes, 3.75%, 12/31/2030	2.8
Uniform Mortgage-Backed Security, TBA, 5.00%, 01/01/2055	2.2
Uniform Mortgage-Backed Security, TBA, 4.50%, 01/01/2055	2.0
Uniform Mortgage-Backed Security, TBA, 4.00%, 01/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 6.00%, 01/01/2055	1.9
U.S. Treasury Bonds, 4.63%, 11/15/2055	1.4
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021438
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Core Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$76	0.74%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%	[5]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 6.73%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%.

  The Portfolio maintained an overweight allocation to credit relative to the Bloomberg US Aggregate Bond Index (the “Benchmark”) during the fiscal year ended December 31, 2025, and this positioning contributed to relative returns as the Portfolio generated additional yield compared to the Benchmark.

  Overall duration positioning was generally managed in line with the Benchmark, however, an overweight allocation to the 5-to-10-year portion of the yield curve contributed to relative performance due to changes in the yield curve during the period.

  Credit spread and other price-related impacts detracted from relative returns.

  At the sector level, security selection within investment grade corporate credit, an underweight allocation to government securities and a modest off-index allocation to high yield corporate credit were the most significant contributors to relative returns.

  Security selection in government securities detracted from relative performance, reflecting the Portfolio’s skew toward longer-duration U.S. Treasury securities to achieve desired overall duration positioning. An overweight allocation to asset-backed securities (“ABS”) and positioning in agency residential mortgage-backed securities (“agency RMBS”) also detracted from relative performance.

  Within corporate credit, security selection in banking, consumer non-cyclicals and technology contributed the most to relative returns, while allocations to electric utilities, technology and banking detracted.

  Over the period, the Portfolio’s sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Portfolio, however, exposures were adjusted during the period to achieve desired sub-sector positioning. Notable sub-sector changes included increased allocations to real estate investment trusts (“REITs”), banking and electric utilities, while allocations to energy, communications and technology were reduced.

  While still at relatively low levels, the Portfolio’s sub-adviser incrementally added exposure to certain high yield corporate credits that it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,132	$10,138
2/29/2016	$10,198	$10,210
3/31/2016	$10,278	$10,303
4/30/2016	$10,315	$10,343
5/31/2016	$10,315	$10,345
6/30/2016	$10,490	$10,531
7/31/2016	$10,549	$10,598
8/31/2016	$10,534	$10,586
9/30/2016	$10,534	$10,580
10/31/2016	$10,445	$10,499
11/30/2016	$10,213	$10,250
12/31/2016	$10,206	$10,265
1/31/2017	$10,228	$10,285
2/28/2017	$10,295	$10,354
3/31/2017	$10,288	$10,349
4/30/2017	$10,370	$10,428
5/31/2017	$10,452	$10,509
6/30/2017	$10,437	$10,498
7/31/2017	$10,474	$10,543
8/31/2017	$10,570	$10,638
9/30/2017	$10,524	$10,593
10/31/2017	$10,509	$10,580
12/31/2017	$10,555	$10,628
1/31/2018	$10,448	$10,506
2/28/2018	$10,356	$10,406
3/31/2018	$10,410	$10,473
4/30/2018	$10,333	$10,395
5/31/2018	$10,394	$10,469
6/30/2018	$10,379	$10,456
7/31/2018	$10,364	$10,459
8/31/2018	$10,443	$10,526
9/30/2018	$10,364	$10,458
10/31/2018	$10,301	$10,376
11/30/2018	$10,364	$10,438
12/31/2018	$10,545	$10,629
1/31/2019	$10,632	$10,742
2/28/2019	$10,632	$10,736
3/31/2019	$10,837	$10,942
4/30/2019	$10,837	$10,945
5/31/2019	$11,042	$11,139
6/30/2019	$11,168	$11,279
7/31/2019	$11,191	$11,304
8/31/2019	$11,512	$11,597
9/30/2019	$11,440	$11,535
10/31/2019	$11,456	$11,570
11/30/2019	$11,448	$11,564
12/31/2019	$11,416	$11,556
1/31/2020	$11,657	$11,778
2/29/2020	$11,859	$11,990
3/31/2020	$11,537	$11,920
4/30/2020	$11,722	$12,132
5/31/2020	$11,794	$12,188
6/30/2020	$11,980	$12,265
7/31/2020	$12,173	$12,448
8/31/2020	$12,100	$12,348
9/30/2020	$12,117	$12,341
10/31/2020	$12,058	$12,286
11/30/2020	$12,200	$12,406
12/31/2020	$12,234	$12,423
1/31/2021	$12,150	$12,334
2/28/2021	$11,975	$12,156
3/31/2021	$11,875	$12,005
4/30/2021	$11,966	$12,099
5/31/2021	$12,008	$12,139
6/30/2021	$12,108	$12,224
7/31/2021	$12,217	$12,361
8/31/2021	$12,194	$12,337
9/30/2021	$12,088	$12,230
10/31/2021	$12,088	$12,227
11/30/2021	$12,114	$12,263
12/31/2021	$12,079	$12,232
1/31/2022	$11,857	$11,968
2/28/2022	$11,724	$11,835
3/31/2022	$11,414	$11,506
4/30/2022	$11,041	$11,069
5/31/2022	$11,059	$11,141
6/30/2022	$10,917	$10,966
7/31/2022	$11,130	$11,234
8/31/2022	$10,866	$10,917
9/30/2022	$10,427	$10,445
10/31/2022	$10,263	$10,310
11/30/2022	$10,528	$10,689
12/31/2022	$10,509	$10,641
1/31/2023	$10,838	$10,968
2/28/2023	$10,573	$10,684
3/31/2023	$10,820	$10,956
4/30/2023	$10,875	$11,022
5/31/2023	$10,765	$10,902
6/30/2023	$10,747	$10,863
7/31/2023	$10,747	$10,856
8/31/2023	$10,688	$10,786
9/30/2023	$10,417	$10,512
10/31/2023	$10,258	$10,346
11/30/2023	$10,706	$10,815
12/31/2023	$11,117	$11,229
1/31/2024	$11,099	$11,198
2/29/2024	$10,940	$11,040
3/31/2024	$11,052	$11,142
4/30/2024	$10,772	$10,860
5/31/2024	$10,940	$11,044
6/30/2024	$11,071	$11,149
7/31/2024	$11,276	$11,409
8/31/2024	$11,454	$11,573
9/30/2024	$11,601	$11,728
10/31/2024	$11,326	$11,437
11/30/2024	$11,444	$11,558
12/31/2024	$11,248	$11,369
1/31/2025	$11,307	$11,430
2/28/2025	$11,532	$11,681
3/31/2025	$11,513	$11,685
4/30/2025	$11,542	$11,731
5/31/2025	$11,474	$11,647
6/30/2025	$11,670	$11,826
7/31/2025	$11,640	$11,795
8/31/2025	$11,774	$11,936
9/30/2025	$11,905	$12,067
10/31/2025	$11,965	$12,142
11/30/2025	$12,035	$12,217
12/31/2025	$12,005	$12,199

Average Annual Return [Table Text Block]
IBPB2	1 Year	5 Years	10 Years
Service Class	6.73%	(0.38)%	1.84%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,321,692,243
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 2,303,674
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,321,692,243
Number of Portfolio Holdings	736
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,303,674
Average MaturityFootnote Reference§	7.80 years
DurationFootnote Reference†	5.66 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	48.1%
AAA	11.3
AA	1.0
A	9.6
BBB	23.1
BB	3.6
B	0.0Footnote Reference*
CCC	0.0Footnote Reference*
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.8%
U.S. Government Agency Obligations	24.6
U.S. Government Obligations	23.5
Commercial Paper	21.1
Mortgage-Backed Securities	7.1
Asset-Backed Securities	5.1
Repurchase Agreements	3.3
Short-Term U.S. Government Obligations	2.9
Foreign Government Obligations	0.7
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(24.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	4.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, 01/01/2055	3.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 01/01/2056	3.1
U.S. Treasury Notes, 3.75%, 12/31/2030	2.8
Uniform Mortgage-Backed Security, TBA, 5.00%, 01/01/2055	2.2
Uniform Mortgage-Backed Security, TBA, 4.50%, 01/01/2055	2.0
Uniform Mortgage-Backed Security, TBA, 4.00%, 01/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 6.00%, 01/01/2055	1.9
U.S. Treasury Bonds, 4.63%, 11/15/2055	1.4
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021463
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon High Yield Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$67	0.64%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%	[6]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 8.46%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 7.58%. The performance benchmark, the Bloomberg US Corporate High Yield 2% Issuer Capped Index, returned 8.62% over the same period.

  During the fiscal year ended December 31, 2025, the U.S. high yield market delivered a strong total return. Despite macro uncertainty and tariff-related headwinds, the high yield market remained firm and benefited from supportive market technicals. Although there were pockets of volatility and the U.S. high yield market was not immune to weakness, demand persisted and spreads in the U.S. high yield market continued to tighten during the year.

  Security selection was the primary driver of relative performance during the fiscal year. By ratings, selection within lower-quality bonds contributed significantly. Throughout the period, the Portfolio maintained a modestly defensive position, with an underweight to CCC and below-rated bonds. Despite the lower exposure, the CCC and below-rated bonds held in the Portfolio performed well and outpaced the index. Security selection in BB-rated bonds and the allocation to B-rated bonds also added value. Conversely, the selection in B-rated bonds detracted from the Portfolio’s performance; however, this was more than offset by positive contributions in other categories.

  From a sector perspective, the largest positive contributors to the Portfolio’s performance included consumer cyclicals, energy, and consumer non-cyclicals, primarily due to strong selection. The largest sub-sector detractors included communications, electric utilities, and basic industry.

  During the fiscal year, the Portfolio’s positioning was modestly cautious given ongoing macro uncertainty and tight valuations. The Portfolio favored higher-quality bonds and was more cautious on lower-quality issuers that could be prone to downside risk. That said, the Portfolio held exposure to select CCC-rated bonds and below that the sub-adviser believed offered higher yield potential, many of which contributed positively to the Portfolio’s performance during the fiscal year.

  Sector positioning was largely driven by bottom-up company analysis. Overweights included a number of sub-sectors within capital goods and basic industry, as well as certain consumer and financial sub-sectors. Underweights included communications and technology sectors, and certain consumer cyclicals such as retailers. These underweights were largely due to relatively unattractive valuations or company-specific concerns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,861	$10,110	$9,839
2/29/2016	$9,861	$10,182	$9,896
3/31/2016	$10,277	$10,307	$10,335
4/30/2016	$10,582	$10,377	$10,740
5/31/2016	$10,637	$10,385	$10,806
6/30/2016	$10,706	$10,568	$10,906
7/31/2016	$10,997	$10,655	$11,201
8/31/2016	$11,255	$10,667	$11,435
9/30/2016	$11,328	$10,669	$11,511
10/31/2016	$11,343	$10,598	$11,556
11/30/2016	$11,299	$10,360	$11,501
12/31/2016	$11,534	$10,391	$11,713
1/31/2017	$11,710	$10,428	$11,883
2/28/2017	$11,901	$10,508	$12,056
3/31/2017	$11,857	$10,505	$12,029
4/30/2017	$12,004	$10,592	$12,168
5/31/2017	$12,136	$10,674	$12,273
6/30/2017	$12,166	$10,664	$12,290
7/31/2017	$12,298	$10,718	$12,426
8/31/2017	$12,283	$10,810	$12,421
9/30/2017	$12,424	$10,785	$12,586
10/31/2017	$12,361	$10,769	$12,554
12/31/2017	$12,392	$10,816	$12,592
1/31/2018	$12,486	$10,712	$12,667
2/28/2018	$12,392	$10,610	$12,560
3/31/2018	$12,314	$10,664	$12,484
4/30/2018	$12,377	$10,593	$12,565
5/31/2018	$12,377	$10,651	$12,562
6/30/2018	$12,408	$10,635	$12,612
7/31/2018	$12,549	$10,657	$12,750
8/31/2018	$12,617	$10,710	$12,844
9/30/2018	$12,667	$10,664	$12,915
10/31/2018	$12,451	$10,575	$12,709
11/30/2018	$12,351	$10,622	$12,599
12/31/2018	$12,101	$10,789	$12,329
1/31/2019	$12,667	$10,937	$12,887
2/28/2019	$12,834	$10,949	$13,101
3/31/2019	$12,950	$11,147	$13,224
4/30/2019	$13,100	$11,163	$13,412
5/31/2019	$12,917	$11,334	$13,253
6/30/2019	$13,233	$11,494	$13,555
7/31/2019	$13,316	$11,528	$13,631
8/31/2019	$13,377	$11,789	$13,686
9/30/2019	$13,430	$11,738	$13,736
10/31/2019	$13,483	$11,776	$13,773
11/30/2019	$13,572	$11,773	$13,818
12/31/2019	$13,821	$11,791	$14,095
1/31/2020	$13,821	$12,003	$14,098
2/29/2020	$13,537	$12,182	$13,900
3/31/2020	$11,671	$11,944	$12,307
4/30/2020	$12,098	$12,184	$12,864
5/31/2020	$12,684	$12,297	$13,426
6/30/2020	$12,844	$12,400	$13,554
7/31/2020	$13,448	$12,618	$14,185
8/31/2020	$13,646	$12,545	$14,322
9/30/2020	$13,532	$12,522	$14,175
10/31/2020	$13,608	$12,478	$14,245
11/30/2020	$14,215	$12,640	$14,809
12/31/2020	$14,518	$12,684	$15,088
1/31/2021	$14,594	$12,604	$15,138
2/28/2021	$14,669	$12,442	$15,194
3/31/2021	$14,745	$12,297	$15,217
4/30/2021	$14,916	$12,400	$15,382
5/31/2021	$14,992	$12,448	$15,427
6/30/2021	$15,181	$12,538	$15,633
7/31/2021	$15,219	$12,664	$15,692
8/31/2021	$15,299	$12,656	$15,774
9/30/2021	$15,319	$12,548	$15,773
10/31/2021	$15,299	$12,538	$15,744
11/30/2021	$15,179	$12,553	$15,589
12/31/2021	$15,439	$12,544	$15,882
1/31/2022	$15,059	$12,269	$15,449
2/28/2022	$14,919	$12,102	$15,290
3/31/2022	$14,779	$11,777	$15,116
4/30/2022	$14,239	$11,338	$14,579
5/31/2022	$14,259	$11,400	$14,613
6/30/2022	$13,299	$11,173	$13,629
7/31/2022	$14,099	$11,453	$14,433
8/31/2022	$13,765	$11,156	$14,101
9/30/2022	$13,190	$10,675	$13,542
10/31/2022	$13,573	$10,558	$13,893
11/30/2022	$13,828	$10,952	$14,193
12/31/2022	$13,722	$10,914	$14,106
1/31/2023	$14,254	$11,253	$14,643
2/28/2023	$14,020	$10,976	$14,456
3/31/2023	$14,084	$11,234	$14,609
4/30/2023	$14,211	$11,303	$14,756
5/31/2023	$14,084	$11,185	$14,620
6/30/2023	$14,297	$11,168	$14,865
7/31/2023	$14,509	$11,179	$15,071
8/31/2023	$14,488	$11,112	$15,114
9/30/2023	$14,310	$10,847	$14,934
10/31/2023	$14,132	$10,684	$14,758
11/30/2023	$14,711	$11,165	$15,427
12/31/2023	$15,246	$11,588	$16,002
1/31/2024	$15,246	$11,560	$16,002
2/29/2024	$15,268	$11,422	$16,048
3/31/2024	$15,402	$11,534	$16,238
4/30/2024	$15,224	$11,264	$16,086
5/31/2024	$15,380	$11,451	$16,262
6/30/2024	$15,536	$11,556	$16,416
7/31/2024	$15,848	$11,818	$16,735
8/31/2024	$16,098	$11,992	$17,008
9/30/2024	$16,356	$12,157	$17,283
10/31/2024	$16,262	$11,881	$17,190
11/30/2024	$16,450	$12,006	$17,387
12/31/2024	$16,379	$11,824	$17,313
1/31/2025	$16,590	$11,896	$17,550
2/28/2025	$16,684	$12,142	$17,668
3/31/2025	$16,473	$12,139	$17,487
4/30/2025	$16,497	$12,182	$17,484
5/31/2025	$16,778	$12,120	$17,777
6/30/2025	$17,083	$12,309	$18,104
7/31/2025	$17,177	$12,291	$18,186
8/31/2025	$17,362	$12,439	$18,413
9/30/2025	$17,463	$12,571	$18,563
10/31/2025	$17,513	$12,654	$18,592
11/30/2025	$17,614	$12,730	$18,700
12/31/2025	$17,765	$12,721	$18,806

Average Annual Return [Table Text Block]
IXFX1	1 Year	5 Years	10 Years
Initial Class	8.46%	4.12%	5.91%
Bloomberg US Universal Bond IndexFootnote Reference(a)	7.58%	0.06%	2.44%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.62%	4.50%	6.52%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 244,371,359
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 1,367,686
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$244,371,359
Number of Portfolio Holdings	389
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,367,686
Average MaturityFootnote Reference§	4.24 years
DurationFootnote Reference†	2.71 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	7.4%
BB	47.5
B	34.4
CCC	6.5
Below CCC	0.1
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	93.2%
Other Investment Company	6.1
Loan Assignments	2.8
Repurchase Agreements	2.2
Common Stocks	0.2
Net Other Assets (Liabilities)Footnote Reference^	(4.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Insurance, Inc., 6.80%, 01/24/2030	0.8%
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.8
VZ Secured Financing BV, 5.00%, 01/15/2032	0.8
ILFC E-Capital Trust I, 3-Month Term SOFR, 6.35%, 12/21/2065	0.8
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030	0.7
Alpha Generation LLC, 6.25%, 01/15/2034	0.7
SPX FLOW, Inc., 8.75%, 04/01/2030	0.7
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028	0.7
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	0.6
HUB International Ltd., 7.25%, 06/15/2030	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021464
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon High Yield Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$93	0.89%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%	[7]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 8.27%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 7.58%. The performance benchmark, the Bloomberg US Corporate High Yield 2% Issuer Capped Index, returned 8.62% over the same period.

  During the fiscal year ended December 31, 2025, the U.S. high yield market delivered a strong total return. Despite macro uncertainty and tariff-related headwinds, the high yield market remained firm and benefited from supportive market technicals. Although there were pockets of volatility and the U.S. high yield market was not immune to weakness, demand persisted and spreads in the U.S. high yield market continued to tighten during the year.

  Security selection was the primary driver of relative performance during the fiscal year. By ratings, selection within lower-quality bonds contributed significantly. Throughout the period, the Portfolio maintained a modestly defensive position, with an underweight to CCC and below-rated bonds. Despite the lower exposure, the CCC and below-rated bonds held in the Portfolio performed well and outpaced the index. Security selection in BB-rated bonds and the allocation to B-rated bonds also added value. Conversely, the selection in B-rated bonds detracted from the Portfolio’s performance; however, this was more than offset by positive contributions in other categories.

  From a sector perspective, the largest positive contributors to the Portfolio’s performance included consumer cyclicals, energy, and consumer non-cyclicals, primarily due to strong selection. The largest sub-sector detractors included communications, electric utilities, and basic industry.

  During the fiscal year, the Portfolio’s positioning was modestly cautious given ongoing macro uncertainty and tight valuations. The Portfolio favored higher-quality bonds and was more cautious on lower-quality issuers that could be prone to downside risk. That said, the Portfolio held exposure to select CCC-rated bonds and below that the sub-adviser believed offered higher yield potential, many of which contributed positively to the Portfolio’s performance during the fiscal year.

  Sector positioning was largely driven by bottom-up company analysis. Overweights included a number of sub-sectors within capital goods and basic industry, as well as certain consumer and financial sub-sectors. Underweights included communications and technology sectors, and certain consumer cyclicals such as retailers. These underweights were largely due to relatively unattractive valuations or company-specific concerns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,850	$10,110	$9,839
2/29/2016	$9,850	$10,182	$9,896
3/31/2016	$10,260	$10,307	$10,335
4/30/2016	$10,560	$10,377	$10,740
5/31/2016	$10,615	$10,385	$10,806
6/30/2016	$10,683	$10,568	$10,906
7/31/2016	$10,970	$10,655	$11,201
8/31/2016	$11,226	$10,667	$11,435
9/30/2016	$11,298	$10,669	$11,511
10/31/2016	$11,312	$10,598	$11,556
11/30/2016	$11,254	$10,360	$11,501
12/31/2016	$11,500	$10,391	$11,713
1/31/2017	$11,659	$10,428	$11,883
2/28/2017	$11,861	$10,508	$12,056
3/31/2017	$11,818	$10,505	$12,029
4/30/2017	$11,948	$10,592	$12,168
5/31/2017	$12,078	$10,674	$12,273
6/30/2017	$12,107	$10,664	$12,290
7/31/2017	$12,237	$10,718	$12,426
8/31/2017	$12,222	$10,810	$12,421
9/30/2017	$12,345	$10,785	$12,586
10/31/2017	$12,299	$10,769	$12,554
12/31/2017	$12,329	$10,816	$12,592
1/31/2018	$12,406	$10,712	$12,667
2/28/2018	$12,314	$10,610	$12,560
3/31/2018	$12,238	$10,664	$12,484
4/30/2018	$12,299	$10,593	$12,565
5/31/2018	$12,299	$10,651	$12,562
6/30/2018	$12,329	$10,635	$12,612
7/31/2018	$12,452	$10,657	$12,750
8/31/2018	$12,516	$10,710	$12,844
9/30/2018	$12,564	$10,664	$12,915
10/31/2018	$12,353	$10,575	$12,709
11/30/2018	$12,256	$10,622	$12,599
12/31/2018	$11,995	$10,789	$12,329
1/31/2019	$12,548	$10,937	$12,887
2/28/2019	$12,727	$10,949	$13,101
3/31/2019	$12,841	$11,147	$13,224
4/30/2019	$12,971	$11,163	$13,412
5/31/2019	$12,808	$11,334	$13,253
6/30/2019	$13,117	$11,494	$13,555
7/31/2019	$13,182	$11,528	$13,631
8/31/2019	$13,239	$11,789	$13,686
9/30/2019	$13,291	$11,738	$13,736
10/31/2019	$13,343	$11,776	$13,773
11/30/2019	$13,430	$11,773	$13,818
12/31/2019	$13,672	$11,791	$14,095
1/31/2020	$13,672	$12,003	$14,098
2/29/2020	$13,395	$12,182	$13,900
3/31/2020	$11,528	$11,944	$12,307
4/30/2020	$11,960	$12,184	$12,864
5/31/2020	$12,531	$12,297	$13,426
6/30/2020	$12,686	$12,400	$13,554
7/31/2020	$13,291	$12,618	$14,185
8/31/2020	$13,484	$12,545	$14,322
9/30/2020	$13,374	$12,522	$14,175
10/31/2020	$13,429	$12,478	$14,245
11/30/2020	$14,017	$12,640	$14,809
12/31/2020	$14,311	$12,684	$15,088
1/31/2021	$14,385	$12,604	$15,138
2/28/2021	$14,476	$12,442	$15,194
3/31/2021	$14,532	$12,297	$15,217
4/30/2021	$14,715	$12,400	$15,382
5/31/2021	$14,770	$12,448	$15,427
6/30/2021	$14,954	$12,538	$15,633
7/31/2021	$14,991	$12,664	$15,692
8/31/2021	$15,070	$12,656	$15,774
9/30/2021	$15,090	$12,548	$15,773
10/31/2021	$15,070	$12,538	$15,744
11/30/2021	$14,955	$12,553	$15,589
12/31/2021	$15,206	$12,544	$15,882
1/31/2022	$14,819	$12,269	$15,449
2/28/2022	$14,665	$12,102	$15,290
3/31/2022	$14,529	$11,777	$15,116
4/30/2022	$13,989	$11,338	$14,579
5/31/2022	$14,027	$11,400	$14,613
6/30/2022	$13,080	$11,173	$13,629
7/31/2022	$13,873	$11,453	$14,433
8/31/2022	$13,525	$11,156	$14,101
9/30/2022	$12,952	$10,675	$13,542
10/31/2022	$13,341	$10,558	$13,893
11/30/2022	$13,587	$10,952	$14,193
12/31/2022	$13,464	$10,914	$14,106
1/31/2023	$13,976	$11,253	$14,643
2/28/2023	$13,750	$10,976	$14,456
3/31/2023	$13,812	$11,234	$14,609
4/30/2023	$13,955	$11,303	$14,756
5/31/2023	$13,812	$11,185	$14,620
6/30/2023	$14,016	$11,168	$14,865
7/31/2023	$14,221	$11,179	$15,071
8/31/2023	$14,201	$11,112	$15,114
9/30/2023	$14,031	$10,847	$14,934
10/31/2023	$13,838	$10,684	$14,758
11/30/2023	$14,415	$11,165	$15,427
12/31/2023	$14,927	$11,588	$16,002
1/31/2024	$14,927	$11,560	$16,002
2/29/2024	$14,927	$11,422	$16,048
3/31/2024	$15,077	$11,534	$16,238
4/30/2024	$14,885	$11,264	$16,086
5/31/2024	$15,056	$11,451	$16,262
6/30/2024	$15,184	$11,556	$16,416
7/31/2024	$15,483	$11,818	$16,735
8/31/2024	$15,725	$11,992	$17,008
9/30/2024	$15,994	$12,157	$17,283
10/31/2024	$15,882	$11,881	$17,190
11/30/2024	$16,084	$12,006	$17,387
12/31/2024	$15,994	$11,824	$17,313
1/31/2025	$16,196	$11,896	$17,550
2/28/2025	$16,285	$12,142	$17,668
3/31/2025	$16,084	$12,139	$17,487
4/30/2025	$16,084	$12,182	$17,484
5/31/2025	$16,375	$12,120	$17,777
6/30/2025	$16,666	$12,309	$18,104
7/31/2025	$16,756	$12,291	$18,186
8/31/2025	$16,933	$12,439	$18,413
9/30/2025	$17,029	$12,571	$18,563
10/31/2025	$17,053	$12,654	$18,592
11/30/2025	$17,172	$12,730	$18,700
12/31/2025	$17,316	$12,721	$18,806

Average Annual Return [Table Text Block]
IXFX2	1 Year	5 Years	10 Years
Service Class	8.27%	3.89%	5.64%
Bloomberg US Universal Bond IndexFootnote Reference(a)	7.58%	0.06%	2.44%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.62%	4.50%	6.52%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 244,371,359
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 1,367,686
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$244,371,359
Number of Portfolio Holdings	389
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,367,686
Average MaturityFootnote Reference§	4.24 years
DurationFootnote Reference†	2.71 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	7.4%
BB	47.5
B	34.4
CCC	6.5
Below CCC	0.1
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	93.2%
Other Investment Company	6.1
Loan Assignments	2.8
Repurchase Agreements	2.2
Common Stocks	0.2
Net Other Assets (Liabilities)Footnote Reference^	(4.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Insurance, Inc., 6.80%, 01/24/2030	0.8%
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.8
VZ Secured Financing BV, 5.00%, 01/15/2032	0.8
ILFC E-Capital Trust I, 3-Month Term SOFR, 6.35%, 12/21/2065	0.8
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030	0.7
Alpha Generation LLC, 6.25%, 01/15/2034	0.7
SPX FLOW, Inc., 8.75%, 04/01/2030	0.7
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028	0.7
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	0.6
HUB International Ltd., 7.25%, 06/15/2030	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021461
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Sustainable Equity Income VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$76	0.72%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%	[8]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 11.26%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 1000® Value Index, returned 15.91% over the same period.

  The Portfolio underperformed the Russell 1000® Value Index, a benchmark of the Portfolio, during the fiscal year ended December 31, 2025.

  Sector allocation added value, but this was more than offset by weak stock selection.

  The Portfolio’s underweight allocations to the energy and consumer discretionary sectors added value, as did the overweight to technology, which benefited from significant investor enthusiasm for artificial intelligence (‘AI’).

  Stock selection in the industrials and consumer sectors was a primary detractor from relative performance and accounted for the bulk of the overall negative selection effect.

  Consumer staples holdings Colgate Palmolive and Kimberly Clark were two of the main individual detractors from relative performance, as both struggled with a difficult industry backdrop in relation to volumes and pricing.

  A tough consumer environment also weighed on Home Depot, which cited consumer uncertainty, a weak housing market and a lack of storm related activity as reasons for cutting full-year guidance.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index during the period and subsequently outperformed the market. The stock was added to the Portfolio in the third quarter of 2025, after some of the gains had already occurred, which contributed to relative underperformance.

  While AI positively influenced many companies, the effect was not universal. ADP, for example, experienced a decline in sentiment despite continued robust results, amid concerns that AI could replicate some aspects of its services.

  There were also a number of positive performers during the fiscal year. Stock selection in the technology, health care and financials sectors added value.

  Within technology, a number of the Portfolio’s AI-related holdings experienced a surge in demand. Examples include Broadcom, Taiwan Semiconductor Manufacturing Company (‘TSMC’), and KLA Corporation.

  Health care holdings also added value, primarily driven by Gilead Sciences, which reported a series of positive earnings releases.

  The Portfolio’s holdings in Morgan Stanley and Citizens Financial benefited from the elevated interest rate environment. Morgan Stanley’s performance was also boosted by a rebound in investment banking activity.

  During the fiscal year, the Portfolio’s sub-adviser generally maintained sector weights relatively close to the Russell 1000® Value Index as a means of managing risk. All trading reflected a balance between conviction in a stock’s fundamental thesis, its contribution to portfolio risk and its contribution to portfolio yield.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,552	$9,436	$9,483
2/29/2016	$9,527	$9,433	$9,481
3/31/2016	$10,095	$10,097	$10,164
4/30/2016	$10,354	$10,159	$10,377
5/31/2016	$10,404	$10,341	$10,539
6/30/2016	$10,478	$10,362	$10,630
7/31/2016	$10,797	$10,774	$10,938
8/31/2016	$10,886	$10,801	$11,023
9/30/2016	$10,713	$10,818	$11,000
10/31/2016	$10,585	$10,584	$10,829
11/30/2016	$11,242	$11,058	$11,448
12/31/2016	$11,491	$11,274	$11,734
1/31/2017	$11,593	$11,486	$11,818
2/28/2017	$12,107	$11,913	$12,242
3/31/2017	$12,021	$11,921	$12,118
4/30/2017	$12,026	$12,047	$12,095
5/31/2017	$12,122	$12,171	$12,083
6/30/2017	$12,362	$12,280	$12,281
7/31/2017	$12,362	$12,512	$12,444
8/31/2017	$12,289	$12,536	$12,299
9/30/2017	$12,779	$13,122	$12,755
10/31/2017	$13,103	$13,521	$13,146
12/31/2017	$13,379	$13,656	$13,337
1/31/2018	$13,864	$14,375	$13,853
2/28/2018	$13,150	$13,846	$13,192
3/31/2018	$12,946	$13,568	$12,960
4/30/2018	$13,066	$13,619	$13,002
5/31/2018	$12,972	$14,004	$13,080
6/30/2018	$13,009	$14,095	$13,112
7/31/2018	$13,551	$14,563	$13,631
8/31/2018	$13,652	$15,074	$13,832
9/30/2018	$13,604	$15,099	$13,860
10/31/2018	$12,837	$13,988	$13,142
11/30/2018	$13,135	$14,268	$13,534
12/31/2018	$11,840	$12,940	$12,235
1/31/2019	$12,821	$14,051	$13,187
2/28/2019	$13,172	$14,545	$13,608
3/31/2019	$13,210	$14,757	$13,695
4/30/2019	$13,471	$15,346	$14,181
5/31/2019	$12,522	$14,353	$13,269
6/30/2019	$13,439	$15,361	$14,221
7/31/2019	$13,620	$15,590	$14,339
8/31/2019	$13,371	$15,272	$13,918
9/30/2019	$13,846	$15,540	$14,414
10/31/2019	$14,047	$15,874	$14,616
11/30/2019	$14,398	$16,478	$15,068
12/31/2019	$14,671	$16,954	$15,482
1/31/2020	$14,125	$16,935	$15,149
2/29/2020	$12,747	$15,549	$13,682
3/31/2020	$10,316	$13,410	$11,344
4/30/2020	$11,180	$15,187	$12,619
5/31/2020	$11,629	$15,999	$13,051
6/30/2020	$11,525	$16,364	$12,965
7/31/2020	$11,850	$17,294	$13,477
8/31/2020	$12,133	$18,546	$14,035
9/30/2020	$11,778	$17,871	$13,690
10/31/2020	$11,654	$17,485	$13,510
11/30/2020	$13,345	$19,613	$15,327
12/31/2020	$13,593	$20,495	$15,915
1/31/2021	$13,585	$20,404	$15,769
2/28/2021	$13,801	$21,042	$16,722
3/31/2021	$14,705	$21,796	$17,706
4/30/2021	$15,083	$22,919	$18,414
5/31/2021	$15,570	$23,024	$18,844
6/30/2021	$15,531	$23,592	$18,628
7/31/2021	$15,879	$23,991	$18,777
8/31/2021	$16,427	$24,675	$19,150
9/30/2021	$15,529	$23,568	$18,483
10/31/2021	$16,467	$25,161	$19,422
11/30/2021	$15,860	$24,778	$18,737
12/31/2021	$16,640	$25,754	$19,919
1/31/2022	$15,860	$24,239	$19,455
2/28/2022	$15,387	$23,628	$19,229
3/31/2022	$15,860	$24,395	$19,772
4/30/2022	$14,875	$22,206	$18,657
5/31/2022	$14,985	$22,176	$19,020
6/30/2022	$13,818	$20,321	$17,358
7/31/2022	$14,536	$22,227	$18,509
8/31/2022	$14,044	$21,397	$17,957
9/30/2022	$12,814	$19,413	$16,383
10/31/2022	$14,086	$21,005	$18,063
11/30/2022	$15,258	$22,102	$19,191
12/31/2022	$14,705	$20,808	$18,418
1/31/2023	$15,316	$22,241	$19,372
2/28/2023	$14,940	$21,721	$18,689
3/31/2023	$14,663	$22,302	$18,603
4/30/2023	$14,588	$22,539	$18,883
5/31/2023	$14,044	$22,627	$18,155
6/30/2023	$14,915	$24,172	$19,361
7/31/2023	$15,174	$25,039	$20,042
8/31/2023	$14,790	$24,555	$19,501
9/30/2023	$14,105	$23,386	$18,748
10/31/2023	$13,874	$22,766	$18,087
11/30/2023	$14,799	$24,888	$19,451
12/31/2023	$15,629	$26,209	$20,529
1/31/2024	$15,851	$26,499	$20,550
2/29/2024	$16,468	$27,933	$21,308
3/31/2024	$17,178	$28,835	$22,373
4/30/2024	$16,468	$27,566	$21,418
5/31/2024	$16,921	$28,868	$22,097
6/30/2024	$16,981	$29,762	$21,889
7/31/2024	$17,734	$30,315	$23,008
8/31/2024	$18,257	$30,975	$23,625
9/30/2024	$18,598	$31,616	$23,953
10/31/2024	$18,353	$31,384	$23,689
11/30/2024	$19,445	$33,471	$25,202
12/31/2024	$18,275	$32,448	$23,478
1/31/2025	$18,904	$33,473	$24,565
2/28/2025	$19,113	$32,831	$24,665
3/31/2025	$18,406	$30,916	$23,980
4/30/2025	$18,030	$30,709	$23,249
5/31/2025	$18,860	$32,655	$24,065
6/30/2025	$19,402	$34,314	$24,888
7/31/2025	$19,288	$35,070	$25,031
8/31/2025	$19,731	$35,881	$25,829
9/30/2025	$20,018	$37,120	$26,215
10/31/2025	$19,866	$37,915	$26,330
11/30/2025	$20,386	$38,019	$27,030
12/31/2025	$20,332	$38,012	$27,213

Average Annual Return [Table Text Block]
IBPG1	1 Year	5 Years	10 Years
Initial Class	11.26%	8.39%	7.35%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 1000® Value IndexFootnote Reference(b)	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 475,086,962
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,171,032
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$475,086,962
Number of Portfolio Holdings	48
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,171,032

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.4%
Information Technology	18.4
Industrials	16.9
Health Care	14.3
Materials	6.5
Communication Services	5.0
Consumer Staples	4.8
Real Estate	3.9
Consumer Discretionary	3.7
Energy	1.3
Utilities	1.2
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cisco Systems, Inc.	4.5%
Alphabet, Inc., Class A	3.9
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8
Morgan Stanley	3.7
Bank of America Corp.	3.6
Gilead Sciences, Inc.	3.6
CME Group, Inc.	3.3
MetLife, Inc.	3.1
Microsoft Corp.	3.0
Steel Dynamics, Inc.	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021462
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Sustainable Equity Income VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.97%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%	[9]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 10.99%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 1000® Value Index, returned 15.91% over the same period.

  The Portfolio underperformed the Russell 1000® Value Index, a benchmark of the Portfolio, during the fiscal year ended December 31, 2025.

  Sector allocation added value, but this was more than offset by weak stock selection.

  The Portfolio’s underweight allocations to the energy and consumer discretionary sectors added value, as did the overweight to technology, which benefited from significant investor enthusiasm for artificial intelligence (‘AI’).

  Stock selection in the industrials and consumer sectors was a primary detractor from relative performance and accounted for the bulk of the overall negative selection effect.

  Consumer staples holdings Colgate Palmolive and Kimberly Clark were two of the main individual detractors from relative performance, as both struggled with a difficult industry backdrop in relation to volumes and pricing.

  A tough consumer environment also weighed on Home Depot, which cited consumer uncertainty, a weak housing market and a lack of storm related activity as reasons for cutting full-year guidance.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index during the period and subsequently outperformed the market. The stock was added to the Portfolio in the third quarter of 2025, after some of the gains had already occurred, which contributed to relative underperformance.

  While AI positively influenced many companies, the effect was not universal. ADP, for example, experienced a decline in sentiment despite continued robust results, amid concerns that AI could replicate some aspects of its services.

  There were also a number of positive performers during the fiscal year. Stock selection in the technology, health care and financials sectors added value.

  Within technology, a number of the Portfolio’s AI-related holdings experienced a surge in demand. Examples include Broadcom, Taiwan Semiconductor Manufacturing Company (‘TSMC’), and KLA Corporation.

  Health care holdings also added value, primarily driven by Gilead Sciences, which reported a series of positive earnings releases.

  The Portfolio’s holdings in Morgan Stanley and Citizens Financial benefited from the elevated interest rate environment. Morgan Stanley’s performance was also boosted by a rebound in investment banking activity.

  During the fiscal year, the Portfolio’s sub-adviser generally maintained sector weights relatively close to the Russell 1000® Value Index as a means of managing risk. All trading reflected a balance between conviction in a stock’s fundamental thesis, its contribution to portfolio risk and its contribution to portfolio yield.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,547	$9,436	$9,483
2/29/2016	$9,517	$9,433	$9,481
3/31/2016	$10,085	$10,097	$10,164
4/30/2016	$10,343	$10,159	$10,377
5/31/2016	$10,388	$10,341	$10,539
6/30/2016	$10,463	$10,362	$10,630
7/31/2016	$10,781	$10,774	$10,938
8/31/2016	$10,865	$10,801	$11,023
9/30/2016	$10,693	$10,818	$11,000
10/31/2016	$10,566	$10,584	$10,829
11/30/2016	$11,215	$11,058	$11,448
12/31/2016	$11,459	$11,274	$11,734
1/31/2017	$11,560	$11,486	$11,818
2/28/2017	$12,073	$11,913	$12,242
3/31/2017	$11,981	$11,921	$12,118
4/30/2017	$11,987	$12,047	$12,095
5/31/2017	$12,073	$12,171	$12,083
6/30/2017	$12,311	$12,280	$12,281
7/31/2017	$12,311	$12,512	$12,444
8/31/2017	$12,238	$12,536	$12,299
9/30/2017	$12,716	$13,122	$12,755
10/31/2017	$13,037	$13,521	$13,146
12/31/2017	$13,307	$13,656	$13,337
1/31/2018	$13,790	$14,375	$13,853
2/28/2018	$13,079	$13,846	$13,192
3/31/2018	$12,871	$13,568	$12,960
4/30/2018	$12,985	$13,619	$13,002
5/31/2018	$12,892	$14,004	$13,080
6/30/2018	$12,928	$14,095	$13,112
7/31/2018	$13,463	$14,563	$13,631
8/31/2018	$13,560	$15,074	$13,832
9/30/2018	$13,507	$15,099	$13,860
10/31/2018	$12,746	$13,988	$13,142
11/30/2018	$13,037	$14,268	$13,534
12/31/2018	$11,752	$12,940	$12,235
1/31/2019	$12,719	$14,051	$13,187
2/28/2019	$13,063	$14,545	$13,608
3/31/2019	$13,100	$14,757	$13,695
4/30/2019	$13,359	$15,346	$14,181
5/31/2019	$12,413	$14,353	$13,269
6/30/2019	$13,317	$15,361	$14,221
7/31/2019	$13,497	$15,590	$14,339
8/31/2019	$13,250	$15,272	$13,918
9/30/2019	$13,719	$15,540	$14,414
10/31/2019	$13,912	$15,874	$14,616
11/30/2019	$14,259	$16,478	$15,068
12/31/2019	$14,522	$16,954	$15,482
1/31/2020	$13,982	$16,935	$15,149
2/29/2020	$12,613	$15,549	$13,682
3/31/2020	$10,202	$13,410	$11,344
4/30/2020	$11,057	$15,187	$12,619
5/31/2020	$11,494	$15,999	$13,051
6/30/2020	$11,392	$16,364	$12,965
7/31/2020	$11,713	$17,294	$13,477
8/31/2020	$11,989	$18,546	$14,035
9/30/2020	$11,632	$17,871	$13,690
10/31/2020	$11,510	$17,485	$13,510
11/30/2020	$13,185	$19,613	$15,327
12/31/2020	$13,421	$20,495	$15,915
1/31/2021	$13,413	$20,404	$15,769
2/28/2021	$13,626	$21,042	$16,722
3/31/2021	$14,509	$21,796	$17,706
4/30/2021	$14,882	$22,919	$18,414
5/31/2021	$15,362	$23,024	$18,844
6/30/2021	$15,316	$23,592	$18,628
7/31/2021	$15,651	$23,991	$18,777
8/31/2021	$16,188	$24,675	$19,150
9/30/2021	$15,304	$23,568	$18,483
10/31/2021	$16,219	$25,161	$19,422
11/30/2021	$15,629	$24,778	$18,737
12/31/2021	$16,389	$25,754	$19,919
1/31/2022	$15,614	$24,239	$19,455
2/28/2022	$15,149	$23,628	$19,229
3/31/2022	$15,606	$24,395	$19,772
4/30/2022	$14,637	$22,206	$18,657
5/31/2022	$14,746	$22,176	$19,020
6/30/2022	$13,590	$20,321	$17,358
7/31/2022	$14,296	$22,227	$18,509
8/31/2022	$13,808	$21,397	$17,957
9/30/2022	$12,594	$19,413	$16,383
10/31/2022	$13,849	$21,005	$18,063
11/30/2022	$14,990	$22,102	$19,191
12/31/2022	$14,448	$20,808	$18,418
1/31/2023	$15,047	$22,241	$19,372
2/28/2023	$14,678	$21,721	$18,689
3/31/2023	$14,399	$22,302	$18,603
4/30/2023	$14,317	$22,539	$18,883
5/31/2023	$13,784	$22,627	$18,155
6/30/2023	$14,637	$24,172	$19,361
7/31/2023	$14,883	$25,039	$20,042
8/31/2023	$14,504	$24,555	$19,501
9/30/2023	$13,835	$23,386	$18,748
10/31/2023	$13,601	$22,766	$18,087
11/30/2023	$14,504	$24,888	$19,451
12/31/2023	$15,316	$26,209	$20,529
1/31/2024	$15,533	$26,499	$20,550
2/29/2024	$16,135	$27,933	$21,308
3/31/2024	$16,821	$28,835	$22,373
4/30/2024	$16,119	$27,566	$21,418
5/31/2024	$16,562	$28,868	$22,097
6/30/2024	$16,621	$29,762	$21,889
7/31/2024	$17,348	$30,315	$23,008
8/31/2024	$17,858	$30,975	$23,625
9/30/2024	$18,190	$31,616	$23,953
10/31/2024	$17,952	$31,384	$23,689
11/30/2024	$19,016	$33,471	$25,202
12/31/2024	$17,858	$32,448	$23,478
1/31/2025	$18,471	$33,473	$24,565
2/28/2025	$18,676	$32,831	$24,665
3/31/2025	$17,986	$30,916	$23,980
4/30/2025	$17,611	$30,709	$23,249
5/31/2025	$18,412	$32,655	$24,065
6/30/2025	$18,940	$34,314	$24,888
7/31/2025	$18,829	$35,070	$25,031
8/31/2025	$19,254	$35,881	$25,829
9/30/2025	$19,533	$37,120	$26,215
10/31/2025	$19,376	$37,915	$26,330
11/30/2025	$19,882	$38,019	$27,030
12/31/2025	$19,821	$38,012	$27,213

Average Annual Return [Table Text Block]
IBPG2	1 Year	5 Years	10 Years
Service Class	10.99%	8.11%	7.08%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 1000® Value IndexFootnote Reference(b)	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 475,086,962
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,171,032
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$475,086,962
Number of Portfolio Holdings	48
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,171,032

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.4%
Information Technology	18.4
Industrials	16.9
Health Care	14.3
Materials	6.5
Communication Services	5.0
Consumer Staples	4.8
Real Estate	3.9
Consumer Discretionary	3.7
Energy	1.3
Utilities	1.2
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cisco Systems, Inc.	4.5%
Alphabet, Inc., Class A	3.9
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8
Morgan Stanley	3.7
Bank of America Corp.	3.6
Gilead Sciences, Inc.	3.6
CME Group, Inc.	3.3
MetLife, Inc.	3.1
Microsoft Corp.	3.0
Steel Dynamics, Inc.	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021497
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon U.S. Government Securities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$58	0.56%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%	[10]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 5.85%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 7.58%. The performance benchmark, the Bloomberg US Government Index, returned 6.31% over the same period.

  The largest contributor to benchmark relative performance during the fiscal year ended December 31, 2025 was positioning within U.S. Treasuries, including the allocation to interest rate futures.

  At the sector level, the largest detractor from performance during the fiscal year was the Portfolio’s overweight allocation to agency residential mortgage-backed securities (“agency RMBS”) against the Portfolio’s benchmark, which consists entirely of U.S. Treasury securities.

  At the sector level, the Portfolio’s overweight allocation to investment grade corporate credit, particularly in industrials and financials, contributed to benchmark relative performance during the fiscal year, while the overweight allocation to asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”) detracted from relative performance. The additional yield and credit spread impacts over the period also contributed to performance during the period.

  During the fiscal year, the sub-adviser adjusted Portfolio allocations and weights in response to developments in the economic environment and evolving views on relative value across sectors. The sub-adviser increased allocations to investment grade corporate credit in consumer cyclicals, technology and basic industry when relative value appeared attractive. Within securitized issues, the sub-adviser reduced exposure to CMBS while adding exposure to agency RMBS and ABS.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Universal Bond Index	Bloomberg US Government Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,160	$10,110	$10,208
2/29/2016	$10,228	$10,182	$10,295
3/31/2016	$10,262	$10,307	$10,312
4/30/2016	$10,253	$10,377	$10,302
5/31/2016	$10,253	$10,385	$10,302
6/30/2016	$10,439	$10,568	$10,522
7/31/2016	$10,481	$10,655	$10,564
8/31/2016	$10,438	$10,667	$10,508
9/30/2016	$10,412	$10,669	$10,496
10/31/2016	$10,302	$10,598	$10,385
11/30/2016	$10,039	$10,360	$10,116
12/31/2016	$10,030	$10,391	$10,105
1/31/2017	$10,055	$10,428	$10,128
2/28/2017	$10,106	$10,508	$10,177
3/31/2017	$10,098	$10,505	$10,174
4/30/2017	$10,166	$10,592	$10,243
5/31/2017	$10,242	$10,674	$10,309
6/30/2017	$10,234	$10,664	$10,293
7/31/2017	$10,251	$10,718	$10,310
8/31/2017	$10,354	$10,810	$10,420
9/30/2017	$10,277	$10,785	$10,321
10/31/2017	$10,268	$10,769	$10,306
12/31/2017	$10,296	$10,816	$10,337
1/31/2018	$10,172	$10,712	$10,200
2/28/2018	$10,095	$10,610	$10,125
3/31/2018	$10,162	$10,664	$10,218
4/30/2018	$10,086	$10,593	$10,137
5/31/2018	$10,172	$10,651	$10,226
6/30/2018	$10,162	$10,635	$10,228
7/31/2018	$10,124	$10,657	$10,187
8/31/2018	$10,195	$10,710	$10,264
9/30/2018	$10,106	$10,664	$10,170
10/31/2018	$10,046	$10,575	$10,123
11/30/2018	$10,125	$10,622	$10,211
12/31/2018	$10,323	$10,789	$10,429
1/31/2019	$10,372	$10,937	$10,477
2/28/2019	$10,353	$10,949	$10,450
3/31/2019	$10,550	$11,147	$10,648
4/30/2019	$10,521	$11,163	$10,619
5/31/2019	$10,748	$11,334	$10,866
6/30/2019	$10,847	$11,494	$10,966
7/31/2019	$10,837	$11,528	$10,953
8/31/2019	$11,186	$11,789	$11,322
9/30/2019	$11,105	$11,738	$11,227
10/31/2019	$11,105	$11,776	$11,235
11/30/2019	$11,075	$11,773	$11,202
12/31/2019	$11,004	$11,791	$11,141
1/31/2020	$11,276	$12,003	$11,410
2/29/2020	$11,528	$12,182	$11,709
3/31/2020	$11,720	$11,944	$12,041
4/30/2020	$11,841	$12,184	$12,117
5/31/2020	$11,821	$12,297	$12,088
6/30/2020	$11,891	$12,400	$12,100
7/31/2020	$12,022	$12,618	$12,235
8/31/2020	$11,951	$12,545	$12,104
9/30/2020	$11,961	$12,522	$12,122
10/31/2020	$11,869	$12,478	$12,011
11/30/2020	$11,951	$12,640	$12,052
12/31/2020	$11,992	$12,684	$12,026
1/31/2021	$11,910	$12,604	$11,915
2/28/2021	$11,664	$12,442	$11,704
3/31/2021	$11,551	$12,297	$11,527
4/30/2021	$11,653	$12,400	$11,612
5/31/2021	$11,674	$12,448	$11,652
6/30/2021	$11,736	$12,538	$11,724
7/31/2021	$11,848	$12,664	$11,881
8/31/2021	$11,829	$12,656	$11,860
9/30/2021	$11,717	$12,548	$11,734
10/31/2021	$11,705	$12,538	$11,725
11/30/2021	$11,762	$12,553	$11,812
12/31/2021	$11,705	$12,544	$11,752
1/31/2022	$11,480	$12,269	$11,532
2/28/2022	$11,356	$12,102	$11,456
3/31/2022	$11,040	$11,777	$11,102
4/30/2022	$10,702	$11,338	$10,763
5/31/2022	$10,702	$11,400	$10,784
6/30/2022	$10,600	$11,173	$10,690
7/31/2022	$10,769	$11,453	$10,859
8/31/2022	$10,500	$11,156	$10,592
9/30/2022	$10,112	$10,675	$10,230
10/31/2022	$9,953	$10,558	$10,090
11/30/2022	$10,203	$10,952	$10,357
12/31/2022	$10,181	$10,914	$10,304
1/31/2023	$10,420	$11,253	$10,560
2/28/2023	$10,192	$10,976	$10,315
3/31/2023	$10,454	$11,234	$10,611
4/30/2023	$10,511	$11,303	$10,668
5/31/2023	$10,397	$11,185	$10,546
6/30/2023	$10,329	$11,168	$10,468
7/31/2023	$10,283	$11,179	$10,432
8/31/2023	$10,239	$11,112	$10,380
9/30/2023	$10,019	$10,847	$10,155
10/31/2023	$9,914	$10,684	$10,035
11/30/2023	$10,228	$11,165	$10,380
12/31/2023	$10,588	$11,588	$10,725
1/31/2024	$10,564	$11,560	$10,696
2/29/2024	$10,425	$11,422	$10,558
3/31/2024	$10,495	$11,534	$10,625
4/30/2024	$10,251	$11,264	$10,381
5/31/2024	$10,390	$11,451	$10,531
6/30/2024	$10,518	$11,556	$10,637
7/31/2024	$10,692	$11,818	$10,868
8/31/2024	$10,851	$11,992	$11,006
9/30/2024	$10,972	$12,157	$11,138
10/31/2024	$10,707	$11,881	$10,875
11/30/2024	$10,791	$12,006	$10,959
12/31/2024	$10,622	$11,824	$10,792
1/31/2025	$10,659	$11,896	$10,848
2/28/2025	$10,887	$12,142	$11,081
3/31/2025	$10,899	$12,139	$11,106
4/30/2025	$10,960	$12,182	$11,177
5/31/2025	$10,839	$12,120	$11,063
6/30/2025	$10,984	$12,309	$11,201
7/31/2025	$10,948	$12,291	$11,157
8/31/2025	$11,068	$12,439	$11,275
9/30/2025	$11,169	$12,571	$11,370
10/31/2025	$11,231	$12,654	$11,440
11/30/2025	$11,294	$12,730	$11,511
12/31/2025	$11,244	$12,721	$11,473

Average Annual Return [Table Text Block]
IBDH1	1 Year	5 Years	10 Years
Initial Class	5.85%	(1.28)%	1.18%
Bloomberg US Universal Bond IndexFootnote Reference(a)	7.58%	0.06%	2.44%
Bloomberg US Government IndexFootnote Reference(b)	6.31%	(0.94)%	1.38%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 183,065,084
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 1,024,226
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$183,065,084
Number of Portfolio Holdings	115
Portfolio Turnover Rate	78%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,024,226
Average MaturityFootnote Reference§	8.28 years
DurationFootnote Reference†	5.44 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	89.9%
AAA	1.2
AA	0.3
A	2.5
BBB	1.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	49.4%
U.S. Government Agency Obligations	40.5
Repurchase Agreements	10.5
Other Investment Company	7.9
Corporate Debt Securities	4.3
Asset-Backed Securities	1.2
Mortgage-Backed Securities	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(13.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	5.2%
Uniform Mortgage-Backed Security, TBA, 3.50%, 01/01/2040	4.0
Federal National Mortgage Association, 0.88%, 08/05/2030	4.0
Tennessee Valley Authority, 5.25%, 02/01/2055	3.2
Tennessee Valley Authority, 4.88%, 01/15/2048	3.2
Federal Home Loan Banks, 4.75%, 12/10/2032	2.9
Federal Farm Credit Banks Funding Corp., 4.25%, 02/24/2028	2.8
Tennessee Valley Authority, 4.38%, 08/01/2034	2.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 01/01/2040	2.7
Resolution Funding Corp., Principal Only STRIPS, 04/15/2030	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021498
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon U.S. Government Securities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$83	0.81%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%	[11]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 5.56%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 7.58%. The performance benchmark, the Bloomberg US Government Index, returned 6.31% over the same period.

  The largest contributor to benchmark relative performance during the fiscal year ended December 31, 2025 was positioning within U.S. Treasuries, including the allocation to interest rate futures.

  At the sector level, the largest detractor from performance during the fiscal year was the Portfolio’s overweight allocation to agency residential mortgage-backed securities (“agency RMBS”) against the Portfolio’s benchmark, which consists entirely of U.S. Treasury securities.

  At the sector level, the Portfolio’s overweight allocation to investment grade corporate credit, particularly in industrials and financials, contributed to benchmark relative performance during the fiscal year, while the overweight allocation to asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”) detracted from relative performance. The additional yield and credit spread impacts over the period also contributed to performance during the period.

  During the fiscal year, the sub-adviser adjusted Portfolio allocations and weights in response to developments in the economic environment and evolving views on relative value across sectors. The sub-adviser increased allocations to investment grade corporate credit in consumer cyclicals, technology and basic industry when relative value appeared attractive. Within securitized issues, the sub-adviser reduced exposure to CMBS while adding exposure to agency RMBS and ABS.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Universal Bond Index	Bloomberg US Government Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,165	$10,110	$10,208
2/29/2016	$10,222	$10,182	$10,295
3/31/2016	$10,255	$10,307	$10,312
4/30/2016	$10,239	$10,377	$10,302
5/31/2016	$10,239	$10,385	$10,302
6/30/2016	$10,428	$10,568	$10,522
7/31/2016	$10,470	$10,655	$10,564
8/31/2016	$10,420	$10,667	$10,508
9/30/2016	$10,395	$10,669	$10,496
10/31/2016	$10,279	$10,598	$10,385
11/30/2016	$10,022	$10,360	$10,116
12/31/2016	$10,014	$10,391	$10,105
1/31/2017	$10,031	$10,428	$10,128
2/28/2017	$10,080	$10,508	$10,177
3/31/2017	$10,080	$10,505	$10,174
4/30/2017	$10,146	$10,592	$10,243
5/31/2017	$10,213	$10,674	$10,309
6/30/2017	$10,196	$10,664	$10,293
7/31/2017	$10,221	$10,718	$10,310
8/31/2017	$10,324	$10,810	$10,420
9/30/2017	$10,241	$10,785	$10,321
10/31/2017	$10,223	$10,769	$10,306
12/31/2017	$10,250	$10,816	$10,337
1/31/2018	$10,130	$10,712	$10,200
2/28/2018	$10,047	$10,610	$10,125
3/31/2018	$10,121	$10,664	$10,218
4/30/2018	$10,037	$10,593	$10,137
5/31/2018	$10,121	$10,651	$10,226
6/30/2018	$10,111	$10,635	$10,228
7/31/2018	$10,065	$10,657	$10,187
8/31/2018	$10,138	$10,710	$10,264
9/30/2018	$10,052	$10,664	$10,170
10/31/2018	$9,986	$10,575	$10,123
11/30/2018	$10,062	$10,622	$10,211
12/31/2018	$10,252	$10,789	$10,429
1/31/2019	$10,309	$10,937	$10,477
2/28/2019	$10,280	$10,949	$10,450
3/31/2019	$10,470	$11,147	$10,648
4/30/2019	$10,442	$11,163	$10,619
5/31/2019	$10,670	$11,334	$10,866
6/30/2019	$10,755	$11,494	$10,966
7/31/2019	$10,755	$11,528	$10,953
8/31/2019	$11,096	$11,789	$11,322
9/30/2019	$11,009	$11,738	$11,227
10/31/2019	$10,999	$11,776	$11,235
11/30/2019	$10,970	$11,773	$11,202
12/31/2019	$10,903	$11,791	$11,141
1/31/2020	$11,173	$12,003	$11,410
2/29/2020	$11,415	$12,182	$11,709
3/31/2020	$11,608	$11,944	$12,041
4/30/2020	$11,724	$12,184	$12,117
5/31/2020	$11,705	$12,297	$12,088
6/30/2020	$11,772	$12,400	$12,100
7/31/2020	$11,898	$12,618	$12,235
8/31/2020	$11,827	$12,545	$12,104
9/30/2020	$11,827	$12,522	$12,122
10/31/2020	$11,739	$12,478	$12,011
11/30/2020	$11,818	$12,640	$12,052
12/31/2020	$11,847	$12,684	$12,026
1/31/2021	$11,768	$12,604	$11,915
2/28/2021	$11,523	$12,442	$11,704
3/31/2021	$11,415	$12,297	$11,527
4/30/2021	$11,503	$12,400	$11,612
5/31/2021	$11,533	$12,448	$11,652
6/30/2021	$11,582	$12,538	$11,724
7/31/2021	$11,690	$12,664	$11,881
8/31/2021	$11,675	$12,656	$11,860
9/30/2021	$11,558	$12,548	$11,734
10/31/2021	$11,536	$12,538	$11,725
11/30/2021	$11,600	$12,553	$11,812
12/31/2021	$11,547	$12,544	$11,752
1/31/2022	$11,322	$12,269	$11,532
2/28/2022	$11,193	$12,102	$11,456
3/31/2022	$10,872	$11,777	$11,102
4/30/2022	$10,540	$11,338	$10,763
5/31/2022	$10,540	$11,400	$10,784
6/30/2022	$10,433	$11,173	$10,690
7/31/2022	$10,604	$11,453	$10,859
8/31/2022	$10,336	$11,156	$10,592
9/30/2022	$9,958	$10,675	$10,230
10/31/2022	$9,796	$10,558	$10,090
11/30/2022	$10,044	$10,952	$10,357
12/31/2022	$10,012	$10,914	$10,304
1/31/2023	$10,238	$11,253	$10,560
2/28/2023	$10,022	$10,976	$10,315
3/31/2023	$10,282	$11,234	$10,611
4/30/2023	$10,325	$11,303	$10,668
5/31/2023	$10,217	$11,185	$10,546
6/30/2023	$10,152	$11,168	$10,468
7/31/2023	$10,109	$11,179	$10,432
8/31/2023	$10,052	$11,112	$10,380
9/30/2023	$9,833	$10,847	$10,155
10/31/2023	$9,723	$10,684	$10,035
11/30/2023	$10,041	$11,165	$10,380
12/31/2023	$10,381	$11,588	$10,725
1/31/2024	$10,359	$11,560	$10,696
2/29/2024	$10,216	$11,422	$10,558
3/31/2024	$10,293	$11,534	$10,625
4/30/2024	$10,052	$11,264	$10,381
5/31/2024	$10,183	$11,451	$10,531
6/30/2024	$10,304	$11,556	$10,637
7/31/2024	$10,468	$11,818	$10,868
8/31/2024	$10,635	$11,992	$11,006
9/30/2024	$10,737	$12,157	$11,138
10/31/2024	$10,488	$11,881	$10,875
11/30/2024	$10,567	$12,006	$10,959
12/31/2024	$10,397	$11,824	$10,792
1/31/2025	$10,431	$11,896	$10,848
2/28/2025	$10,646	$12,142	$11,081
3/31/2025	$10,658	$12,139	$11,106
4/30/2025	$10,714	$12,182	$11,177
5/31/2025	$10,601	$12,120	$11,063
6/30/2025	$10,737	$12,309	$11,201
7/31/2025	$10,703	$12,291	$11,157
8/31/2025	$10,824	$12,439	$11,275
9/30/2025	$10,906	$12,571	$11,370
10/31/2025	$10,964	$12,654	$11,440
11/30/2025	$11,023	$12,730	$11,511
12/31/2025	$10,976	$12,721	$11,473

Average Annual Return [Table Text Block]
IBDH2	1 Year	5 Years	10 Years
Service Class	5.56%	(1.52)%	0.94%
Bloomberg US Universal Bond IndexFootnote Reference(a)	7.58%	0.06%	2.44%
Bloomberg US Government IndexFootnote Reference(b)	6.31%	(0.94)%	1.38%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 183,065,084
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 1,024,226
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$183,065,084
Number of Portfolio Holdings	115
Portfolio Turnover Rate	78%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,024,226
Average MaturityFootnote Reference§	8.28 years
DurationFootnote Reference†	5.44 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	89.9%
AAA	1.2
AA	0.3
A	2.5
BBB	1.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	49.4%
U.S. Government Agency Obligations	40.5
Repurchase Agreements	10.5
Other Investment Company	7.9
Corporate Debt Securities	4.3
Asset-Backed Securities	1.2
Mortgage-Backed Securities	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(13.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	5.2%
Uniform Mortgage-Backed Security, TBA, 3.50%, 01/01/2040	4.0
Federal National Mortgage Association, 0.88%, 08/05/2030	4.0
Tennessee Valley Authority, 5.25%, 02/01/2055	3.2
Tennessee Valley Authority, 4.88%, 01/15/2048	3.2
Federal Home Loan Banks, 4.75%, 12/10/2032	2.9
Federal Farm Credit Banks Funding Corp., 4.25%, 02/24/2028	2.8
Tennessee Valley Authority, 4.38%, 08/01/2034	2.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 01/01/2040	2.7
Resolution Funding Corp., Principal Only STRIPS, 04/15/2030	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000154895
Shareholder Report [Line Items]
Fund Name	Transamerica American Funds Managed Risk VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$86	0.81%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%	[12]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 11.48%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%. The performance benchmark, the Transamerica American Funds Managed Risk VP Blended Benchmark, returned 13.70% over the same period.

  The fiscal year ended December 31, 2025 delivered broadly positive returns across major asset classes, driven by investor risk appetite, monetary policy easing, and growth in technology-related sectors, although markets also experienced bouts of volatility.

  The Portfolio normally invests at least 80% of its net assets in the American Funds Insurance Series Asset Allocation FundSM (the “Underlying Fund”), which targets a 60/40 split between equities and bonds, with a primary focus on U.S. assets.

  Additionally, the Portfolio employs the Milliman Managed Risk Strategy (“MMRS”), a dynamic derivative strategy that seeks to manage the Portfolio’s return volatility.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed its blended benchmark. Performance of the Underlying Fund was the largest contributor, while the futures overlay was the largest detractor.

  The futures overlay employed by the MMRS, while seeking to manage return volatility and mitigate losses, may also limit participation in rising markets. The Portfolio’s use of derivative instruments to manage the Portfolio’s overall risk exposure increased during periods of increased market volatility during the fiscal year, most notably in the second quarter. In the sub-adviser’s view, the MMRS was successful in stabilizing the Portfolio’s return volatility to the target volatility level during the fiscal year, while the Portfolio participated in a majority of the Underlying Fund’s positive return in 2025.

  The views expressed reflect the opinions of Milliman Financial Risk Management LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Transamerica American Funds Managed Risk VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,751	$9,504	$9,757
2/29/2016	$9,740	$9,491	$9,777
3/31/2016	$10,042	$10,135	$10,211
4/30/2016	$10,104	$10,174	$10,250
5/31/2016	$10,208	$10,357	$10,362
6/30/2016	$10,260	$10,384	$10,452
7/31/2016	$10,447	$10,766	$10,710
8/31/2016	$10,453	$10,782	$10,714
9/30/2016	$10,484	$10,784	$10,713
10/31/2016	$10,380	$10,587	$10,563
11/30/2016	$10,557	$10,979	$10,698
12/31/2016	$10,641	$11,196	$10,831
1/31/2017	$10,840	$11,408	$10,962
2/28/2017	$11,101	$11,861	$11,253
3/31/2017	$11,174	$11,875	$11,258
4/30/2017	$11,268	$11,997	$11,363
5/31/2017	$11,394	$12,166	$11,494
6/30/2017	$11,425	$12,242	$11,532
7/31/2017	$11,665	$12,494	$11,694
8/31/2017	$11,745	$12,532	$11,757
9/30/2017	$12,050	$13,089	$12,050
10/31/2017	$12,092	$13,490	$12,265
12/31/2017	$12,197	$13,640	$12,370
1/31/2018	$12,608	$14,421	$12,738
2/28/2018	$12,155	$13,890	$12,408
3/31/2018	$11,955	$13,537	$12,250
4/30/2018	$11,955	$13,589	$12,242
5/31/2018	$12,081	$13,916	$12,454
6/30/2018	$12,113	$14,002	$12,494
7/31/2018	$12,376	$14,523	$12,774
8/31/2018	$12,441	$14,996	$13,056
9/30/2018	$12,452	$15,081	$13,067
10/31/2018	$11,838	$14,050	$12,490
11/30/2018	$11,936	$14,337	$12,673
12/31/2018	$11,487	$13,042	$12,079
1/31/2019	$11,904	$14,087	$12,711
2/28/2019	$12,167	$14,540	$12,953
3/31/2019	$12,331	$14,822	$13,204
4/30/2019	$12,605	$15,422	$13,526
5/31/2019	$12,112	$14,442	$13,106
6/30/2019	$12,583	$15,460	$13,726
7/31/2019	$12,704	$15,682	$13,857
8/31/2019	$12,669	$15,434	$13,869
9/30/2019	$12,749	$15,723	$13,995
10/31/2019	$12,964	$16,063	$14,194
11/30/2019	$13,237	$16,646	$14,500
12/31/2019	$13,533	$17,149	$14,758
1/31/2020	$13,498	$17,142	$14,869
2/29/2020	$12,930	$15,731	$14,241
3/31/2020	$12,146	$13,788	$13,152
4/30/2020	$12,578	$15,555	$14,257
5/31/2020	$12,817	$16,296	$14,691
6/30/2020	$12,839	$16,620	$14,904
7/31/2020	$13,089	$17,558	$15,497
8/31/2020	$13,378	$18,820	$16,115
9/30/2020	$13,141	$18,105	$15,744
10/31/2020	$12,904	$17,623	$15,465
11/30/2020	$13,663	$19,552	$16,541
12/31/2020	$14,113	$20,304	$16,932
1/31/2021	$13,995	$20,099	$16,781
2/28/2021	$14,267	$20,653	$16,962
3/31/2021	$14,576	$21,558	$17,323
4/30/2021	$15,062	$22,708	$17,932
5/31/2021	$15,252	$22,867	$18,031
6/30/2021	$15,335	$23,401	$18,334
7/31/2021	$15,430	$23,956	$18,677
8/31/2021	$15,672	$24,685	$19,004
9/30/2021	$15,122	$23,537	$18,408
10/31/2021	$15,744	$25,186	$19,179
11/30/2021	$15,445	$25,011	$19,122
12/31/2021	$15,959	$26,132	$19,617
1/31/2022	$15,253	$24,780	$18,839
2/28/2022	$15,086	$24,038	$18,416
3/31/2022	$15,014	$24,931	$18,622
4/30/2022	$14,404	$22,757	$17,365
5/31/2022	$14,547	$22,798	$17,429
6/30/2022	$13,949	$20,916	$16,456
7/31/2022	$14,188	$22,845	$17,528
8/31/2022	$13,953	$21,913	$16,901
9/30/2022	$13,391	$19,895	$15,675
10/31/2022	$13,806	$21,506	$16,355
11/30/2022	$14,343	$22,708	$17,144
12/31/2022	$14,136	$21,399	$16,520
1/31/2023	$14,527	$22,744	$17,346
2/28/2023	$14,112	$22,189	$16,913
3/31/2023	$14,197	$23,004	$17,457
4/30/2023	$14,380	$23,363	$17,663
5/31/2023	$14,258	$23,464	$17,632
6/30/2023	$14,783	$25,015	$18,306
7/31/2023	$15,039	$25,818	$18,654
8/31/2023	$14,864	$25,407	$18,428
9/30/2023	$14,356	$24,196	$17,714
10/31/2023	$14,080	$23,687	$17,378
11/30/2023	$14,878	$25,850	$18,645
12/31/2023	$15,604	$27,025	$19,439
1/31/2024	$15,735	$27,479	$19,614
2/29/2024	$16,185	$28,946	$20,131
3/31/2024	$16,649	$29,878	$20,594
4/30/2024	$16,069	$28,657	$19,882
5/31/2024	$16,548	$30,078	$20,608
6/30/2024	$16,969	$31,157	$21,130
7/31/2024	$17,273	$31,537	$21,481
8/31/2024	$17,442	$32,302	$21,917
9/30/2024	$17,666	$32,992	$22,316
10/31/2024	$17,606	$32,692	$21,973
11/30/2024	$18,130	$34,611	$22,840
12/31/2024	$17,846	$33,786	$22,363
1/31/2025	$18,295	$34,727	$22,785
2/28/2025	$18,235	$34,274	$22,807
3/31/2025	$17,681	$32,343	$22,039
4/30/2025	$17,412	$32,124	$21,984
5/31/2025	$17,921	$34,146	$22,751
6/30/2025	$18,654	$35,882	$23,586
7/31/2025	$18,729	$36,687	$23,878
8/31/2025	$19,008	$37,431	$24,283
9/30/2025	$19,508	$38,797	$24,921
10/31/2025	$19,572	$39,706	$25,333
11/30/2025	$19,798	$39,803	$25,433
12/31/2025	$19,895	$39,827	$25,428

Average Annual Return [Table Text Block]
I4C42	1 Year	5 Years	10 Years
Service Class	11.48%	7.11%	7.12%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Transamerica American Funds Managed Risk VP Blended BenchmarkFootnote Reference(b)	13.70%	8.47%	9.78%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 806,840,210
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 4,407,343
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$806,840,210
Number of Portfolio Holdings	2
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,407,343

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Investment Companies	96.9%
Repurchase Agreements	1.8
Net Other Assets (Liabilities)Footnote Reference^	1.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

American Funds Insurance Series - Asset Allocation Fund	96.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021493
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Government Money Market VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$30	0.29%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%	[13]
AssetsNet	$ 675,186,776
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,719,935
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$675,186,776
Number of Portfolio Holdings	146
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,719,935
Average MaturityFootnote Reference§	0.31 years
DurationFootnote Reference†	0.11 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	37.0%
Short-Term U.S. Government Obligations	35.1
U.S. Government Obligations	11.4
Short-Term U.S. Government Agency Obligations	8.8
U.S. Government Agency Obligations	7.8
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.11%, 02/12/2026	2.4%
U.S. Treasury Floating Rate Notes, 3.70%, 01/31/2027	2.3
U.S. Treasury Bills, 3.75%, 06/04/2026	2.1
U.S. Treasury Floating Rate Notes, 3.81%, 10/31/2026	1.9
U.S. Treasury Bills, 3.76%, 04/30/2026	1.9
U.S. Treasury Bills, 3.85%, 09/03/2026	1.9
U.S. Treasury Floating Rate Notes, 3.79%, 10/31/2027	1.8
U.S. Treasury Bills, 3.60%, 06/25/2026	1.7
U.S. Treasury Floating Rate Notes, 3.75%, 04/30/2026	1.6
U.S. Treasury Bills, 3.89%, 02/03/2026	1.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021494
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Government Money Market VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	0.54%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%	[14]
AssetsNet	$ 675,186,776
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,719,935
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$675,186,776
Number of Portfolio Holdings	146
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,719,935
Average MaturityFootnote Reference§	0.31 years
DurationFootnote Reference†	0.11 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	37.0%
Short-Term U.S. Government Obligations	35.1
U.S. Government Obligations	11.4
Short-Term U.S. Government Agency Obligations	8.8
U.S. Government Agency Obligations	7.8
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.11%, 02/12/2026	2.4%
U.S. Treasury Floating Rate Notes, 3.70%, 01/31/2027	2.3
U.S. Treasury Bills, 3.75%, 06/04/2026	2.1
U.S. Treasury Floating Rate Notes, 3.81%, 10/31/2026	1.9
U.S. Treasury Bills, 3.76%, 04/30/2026	1.9
U.S. Treasury Bills, 3.85%, 09/03/2026	1.9
U.S. Treasury Floating Rate Notes, 3.79%, 10/31/2027	1.8
U.S. Treasury Bills, 3.60%, 06/25/2026	1.7
U.S. Treasury Floating Rate Notes, 3.75%, 04/30/2026	1.6
U.S. Treasury Bills, 3.89%, 02/03/2026	1.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099459
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$53	0.51%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%	[15]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 9.02%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Russell 3000® Index, returned 17.15% over the same period.

  Active asset allocation and volatility control strategies both detracted from performance during the fiscal year ended December 31, 2025, with the majority of the underperformance driven by allocations away from riskier asset classes, including equities, in an effort to attempt to reduce volatility within the Portfolio in accordance with the sub-adviser’s volatility control framework, during the March – June 2025 period. Equity markets rebounded rapidly following the tariff-related volatility in early April 2025.

  The Portfolio continued to allocate away from riskier asset classes for most of the second quarter given the sub-adviser’s view that trade-related volatility would continue; however, this positioning detracted from performance as a result of the sharp rebound in equities, which continued through most of the summer.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. An underweight to U.S. equities detracted from performance. The sub-adviser viewed pricing in U.S. equities to be stretched after the three-year rally, and preferred to hold equity exposure in other markets where a positive growth impulse and supportive fiscal policies were not yet fully priced.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,921	$10,138	$9,436
2/29/2016	$9,971	$10,210	$9,433
3/31/2016	$10,187	$10,303	$10,097
4/30/2016	$10,216	$10,343	$10,159
5/31/2016	$10,236	$10,345	$10,341
6/30/2016	$10,334	$10,531	$10,362
7/31/2016	$10,491	$10,598	$10,774
8/31/2016	$10,467	$10,586	$10,801
9/30/2016	$10,477	$10,580	$10,818
10/31/2016	$10,307	$10,499	$10,584
11/30/2016	$10,208	$10,250	$11,058
12/31/2016	$10,287	$10,265	$11,274
1/31/2017	$10,417	$10,285	$11,486
2/28/2017	$10,606	$10,354	$11,913
3/31/2017	$10,646	$10,349	$11,921
4/30/2017	$10,756	$10,428	$12,047
5/31/2017	$10,886	$10,509	$12,171
6/30/2017	$10,915	$10,498	$12,280
7/31/2017	$11,055	$10,543	$12,512
8/31/2017	$11,117	$10,638	$12,536
9/30/2017	$11,188	$10,587	$12,842
10/31/2017	$11,300	$10,593	$13,122
11/30/2017	$11,422	$10,580	$13,521
12/31/2017	$11,513	$10,628	$13,656
1/31/2018	$11,737	$10,506	$14,375
2/28/2018	$11,401	$10,406	$13,846
3/31/2018	$11,371	$10,473	$13,568
4/30/2018	$11,300	$10,395	$13,619
5/31/2018	$11,381	$10,469	$14,004
6/30/2018	$11,351	$10,456	$14,095
7/31/2018	$11,473	$10,459	$14,563
8/31/2018	$11,597	$10,526	$15,074
9/30/2018	$11,586	$10,458	$15,099
10/31/2018	$11,182	$10,376	$13,988
11/30/2018	$11,276	$10,438	$14,268
12/31/2018	$11,213	$10,629	$12,940
1/31/2019	$11,493	$10,742	$14,051
2/28/2019	$11,576	$10,736	$14,545
3/31/2019	$11,752	$10,942	$14,757
4/30/2019	$11,877	$10,945	$15,346
5/31/2019	$11,732	$11,139	$14,353
6/30/2019	$12,022	$11,279	$15,361
7/31/2019	$12,053	$11,304	$15,590
8/31/2019	$12,086	$11,597	$15,272
9/30/2019	$12,075	$11,535	$15,540
10/31/2019	$12,166	$11,570	$15,874
11/30/2019	$12,327	$11,564	$16,478
12/31/2019	$12,499	$11,556	$16,954
1/31/2020	$12,580	$11,778	$16,935
2/29/2020	$12,212	$11,990	$15,549
3/31/2020	$11,558	$11,920	$13,410
4/30/2020	$12,052	$12,132	$15,187
5/31/2020	$12,247	$12,188	$15,999
6/30/2020	$12,396	$12,265	$16,364
7/31/2020	$12,694	$12,448	$17,294
8/31/2020	$12,921	$12,348	$18,546
9/30/2020	$12,754	$12,341	$17,871
10/31/2020	$12,599	$12,286	$17,485
11/30/2020	$13,123	$12,406	$19,613
12/31/2020	$13,373	$12,423	$20,495
1/31/2021	$13,302	$12,334	$20,404
2/28/2021	$13,290	$12,156	$21,042
3/31/2021	$13,290	$12,005	$21,796
4/30/2021	$13,600	$12,099	$22,919
5/31/2021	$13,671	$12,139	$23,024
6/30/2021	$13,838	$12,224	$23,592
7/31/2021	$13,993	$12,361	$23,991
8/31/2021	$14,148	$12,337	$24,675
9/30/2021	$13,768	$12,230	$23,568
10/31/2021	$14,099	$12,227	$25,161
11/30/2021	$13,964	$12,263	$24,778
12/31/2021	$14,173	$12,232	$25,754
1/31/2022	$13,694	$11,968	$24,239
2/28/2022	$13,474	$11,835	$23,628
3/31/2022	$13,253	$11,506	$24,395
4/30/2022	$12,616	$11,069	$22,206
5/31/2022	$12,677	$11,141	$22,176
6/30/2022	$12,235	$10,966	$20,321
7/31/2022	$12,616	$11,234	$22,227
8/31/2022	$12,254	$10,917	$21,397
9/30/2022	$11,705	$10,445	$19,413
10/31/2022	$11,792	$10,310	$21,005
11/30/2022	$12,240	$10,689	$22,102
12/31/2022	$12,038	$10,641	$20,808
1/31/2023	$12,486	$10,968	$22,241
2/28/2023	$12,182	$10,684	$21,721
3/31/2023	$12,529	$10,956	$22,302
4/30/2023	$12,645	$11,022	$22,539
5/31/2023	$12,500	$10,902	$22,627
6/30/2023	$12,760	$10,863	$24,172
7/31/2023	$12,905	$10,856	$25,039
8/31/2023	$12,722	$10,786	$24,555
9/30/2023	$12,310	$10,512	$23,386
10/31/2023	$12,060	$10,346	$22,766
11/30/2023	$12,737	$10,815	$24,888
12/31/2023	$13,266	$11,229	$26,209
1/31/2024	$13,266	$11,198	$26,499
2/29/2024	$13,384	$11,040	$27,933
3/31/2024	$13,634	$11,142	$28,835
4/30/2024	$13,207	$10,860	$27,566
5/31/2024	$13,605	$11,044	$28,868
6/30/2024	$13,752	$11,149	$29,762
7/31/2024	$14,075	$11,409	$30,315
8/31/2024	$14,307	$11,573	$30,975
9/30/2024	$14,503	$11,728	$31,616
10/31/2024	$14,156	$11,437	$31,384
11/30/2024	$14,473	$11,558	$33,471
12/31/2024	$14,156	$11,369	$32,448
1/31/2025	$14,367	$11,430	$33,473
2/28/2025	$14,518	$11,681	$32,831
3/31/2025	$14,307	$11,685	$30,916
4/30/2025	$14,111	$11,731	$30,709
5/31/2025	$14,262	$11,647	$32,655
6/30/2025	$14,594	$11,826	$34,314
7/31/2025	$14,609	$11,795	$35,070
8/31/2025	$14,905	$11,936	$35,881
9/30/2025	$15,169	$12,067	$37,120
10/31/2025	$15,340	$12,142	$37,915
11/30/2025	$15,402	$12,217	$38,019
12/31/2025	$15,433	$12,199	$38,012

Average Annual Return [Table Text Block]
I3CB1	1 Year	5 Years	10 Years
Initial Class	9.02%	2.91%	4.43%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 3000®IndexFootnote Reference(b)	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 188,932,894
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 871,364
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$188,932,894
Number of Portfolio Holdings	11
Portfolio Turnover Rate	91%
Total Advisory Fees Paid (net of waivers and reimbursements)	$871,364

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	57.6%
U.S. Equity Funds	24.0
International Equity Funds	14.3
Repurchase Agreements	4.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	33.1%
iShares Core S&P 500 ETF	19.9
iShares 0-1 Year Treasury Bond ETF	11.4
iShares MSCI EAFE ETF	10.1
iShares 7-10 Year Treasury Bond ETF	6.2
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.7
iShares Russell 2000 ETF	4.1
iShares MSCI Japan ETF	2.9
iShares U.S. Treasury Bond ETF	2.2
iShares Core MSCI EAFE ETF	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099460
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.76%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%	[16]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 8.65%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Russell 3000® Index, returned 17.15% over the same period.

  Active asset allocation and volatility control strategies both detracted from performance during the fiscal year ended December 31, 2025, with the majority of the underperformance driven by allocations away from riskier asset classes, including equities, in an effort to attempt to reduce volatility within the Portfolio in accordance with the sub-adviser’s volatility control framework, during the March – June 2025 period. Equity markets rebounded rapidly following the tariff-related volatility in early April 2025.

  The Portfolio continued to allocate away from riskier asset classes for most of the second quarter given the sub-adviser’s view that trade-related volatility would continue; however, this positioning detracted from performance as a result of the sharp rebound in equities, which continued through most of the summer.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. An underweight to U.S. equities detracted from performance. The sub-adviser viewed pricing in U.S. equities to be stretched after the three-year rally, and preferred to hold equity exposure in other markets where a positive growth impulse and supportive fiscal policies were not yet fully priced.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,921	$10,138	$9,436
2/29/2016	$9,970	$10,210	$9,433
3/31/2016	$10,188	$10,303	$10,097
4/30/2016	$10,208	$10,343	$10,159
5/31/2016	$10,228	$10,345	$10,341
6/30/2016	$10,326	$10,531	$10,362
7/31/2016	$10,485	$10,598	$10,774
8/31/2016	$10,455	$10,586	$10,801
9/30/2016	$10,465	$10,580	$10,818
10/31/2016	$10,295	$10,499	$10,584
11/30/2016	$10,185	$10,250	$11,058
12/31/2016	$10,265	$10,265	$11,274
1/31/2017	$10,385	$10,285	$11,486
2/28/2017	$10,575	$10,354	$11,913
3/31/2017	$10,615	$10,349	$11,921
4/30/2017	$10,725	$10,428	$12,047
5/31/2017	$10,856	$10,509	$12,171
6/30/2017	$10,886	$10,498	$12,280
7/31/2017	$11,016	$10,543	$12,512
8/31/2017	$11,078	$10,638	$12,536
9/30/2017	$11,139	$10,587	$12,842
10/31/2017	$11,251	$10,593	$13,122
11/30/2017	$11,374	$10,580	$13,521
12/31/2017	$11,465	$10,628	$13,656
1/31/2018	$11,679	$10,506	$14,375
2/28/2018	$11,343	$10,406	$13,846
3/31/2018	$11,313	$10,473	$13,568
4/30/2018	$11,241	$10,395	$13,619
5/31/2018	$11,313	$10,469	$14,004
6/30/2018	$11,292	$10,456	$14,095
7/31/2018	$11,404	$10,459	$14,563
8/31/2018	$11,528	$10,526	$15,074
9/30/2018	$11,507	$10,458	$15,099
10/31/2018	$11,113	$10,376	$13,988
11/30/2018	$11,207	$10,438	$14,268
12/31/2018	$11,134	$10,629	$12,940
1/31/2019	$11,414	$10,742	$14,051
2/28/2019	$11,486	$10,736	$14,545
3/31/2019	$11,662	$10,942	$14,757
4/30/2019	$11,776	$10,945	$15,346
5/31/2019	$11,642	$11,139	$14,353
6/30/2019	$11,921	$11,279	$15,361
7/31/2019	$11,952	$11,304	$15,590
8/31/2019	$11,973	$11,597	$15,272
9/30/2019	$11,973	$11,535	$15,540
10/31/2019	$12,053	$11,570	$15,874
11/30/2019	$12,202	$11,564	$16,478
12/31/2019	$12,385	$11,556	$16,954
1/31/2020	$12,454	$11,778	$16,935
2/29/2020	$12,087	$11,990	$15,549
3/31/2020	$11,446	$11,920	$13,410
4/30/2020	$11,927	$12,132	$15,187
5/31/2020	$12,122	$12,188	$15,999
6/30/2020	$12,259	$12,265	$16,364
7/31/2020	$12,545	$12,448	$17,294
8/31/2020	$12,771	$12,348	$18,546
9/30/2020	$12,605	$12,341	$17,871
10/31/2020	$12,463	$12,286	$17,485
11/30/2020	$12,960	$12,406	$19,613
12/31/2020	$13,209	$12,423	$20,495
1/31/2021	$13,138	$12,334	$20,404
2/28/2021	$13,126	$12,156	$21,042
3/31/2021	$13,126	$12,005	$21,796
4/30/2021	$13,434	$12,099	$22,919
5/31/2021	$13,493	$12,139	$23,024
6/30/2021	$13,659	$12,224	$23,592
7/31/2021	$13,813	$12,361	$23,991
8/31/2021	$13,955	$12,337	$24,675
9/30/2021	$13,578	$12,230	$23,568
10/31/2021	$13,907	$12,227	$25,161
11/30/2021	$13,761	$12,263	$24,778
12/31/2021	$13,967	$12,232	$25,754
1/31/2022	$13,493	$11,968	$24,239
2/28/2022	$13,274	$11,835	$23,628
3/31/2022	$13,055	$11,506	$24,395
4/30/2022	$12,422	$11,069	$22,206
5/31/2022	$12,483	$11,141	$22,176
6/30/2022	$12,045	$10,966	$20,321
7/31/2022	$12,410	$11,234	$22,227
8/31/2022	$12,047	$10,917	$21,397
9/30/2022	$11,503	$10,445	$19,413
10/31/2022	$11,603	$10,310	$21,005
11/30/2022	$12,032	$10,689	$22,102
12/31/2022	$11,832	$10,641	$20,808
1/31/2023	$12,276	$10,968	$22,241
2/28/2023	$11,975	$10,684	$21,721
3/31/2023	$12,304	$10,956	$22,302
4/30/2023	$12,419	$11,022	$22,539
5/31/2023	$12,276	$10,902	$22,627
6/30/2023	$12,519	$10,863	$24,172
7/31/2023	$12,676	$10,856	$25,039
8/31/2023	$12,488	$10,786	$24,555
9/30/2023	$12,081	$10,512	$23,386
10/31/2023	$11,834	$10,346	$22,766
11/30/2023	$12,488	$10,815	$24,888
12/31/2023	$13,010	$11,229	$26,209
1/31/2024	$13,010	$11,198	$26,499
2/29/2024	$13,127	$11,040	$27,933
3/31/2024	$13,373	$11,142	$28,835
4/30/2024	$12,952	$10,860	$27,566
5/31/2024	$13,330	$11,044	$28,868
6/30/2024	$13,475	$11,149	$29,762
7/31/2024	$13,780	$11,409	$30,315
8/31/2024	$14,001	$11,573	$30,975
9/30/2024	$14,194	$11,728	$31,616
10/31/2024	$13,852	$11,437	$31,384
11/30/2024	$14,164	$11,558	$33,471
12/31/2024	$13,852	$11,369	$32,448
1/31/2025	$14,045	$11,430	$33,473
2/28/2025	$14,194	$11,681	$32,831
3/31/2025	$13,986	$11,685	$30,916
4/30/2025	$13,793	$11,731	$30,709
5/31/2025	$13,941	$11,647	$32,655
6/30/2025	$14,253	$11,826	$34,314
7/31/2025	$14,268	$11,795	$35,070
8/31/2025	$14,563	$11,936	$35,881
9/30/2025	$14,807	$12,067	$37,120
10/31/2025	$14,975	$12,142	$37,915
11/30/2025	$15,036	$12,217	$38,019
12/31/2025	$15,051	$12,199	$38,012

Average Annual Return [Table Text Block]
I3CB2	1 Year	5 Years	10 Years
Service Class	8.65%	2.65%	4.17%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 3000®IndexFootnote Reference(b)	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 188,932,894
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 871,364
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$188,932,894
Number of Portfolio Holdings	11
Portfolio Turnover Rate	91%
Total Advisory Fees Paid (net of waivers and reimbursements)	$871,364

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	57.6%
U.S. Equity Funds	24.0
International Equity Funds	14.3
Repurchase Agreements	4.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	33.1%
iShares Core S&P 500 ETF	19.9
iShares 0-1 Year Treasury Bond ETF	11.4
iShares MSCI EAFE ETF	10.1
iShares 7-10 Year Treasury Bond ETF	6.2
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.7
iShares Russell 2000 ETF	4.1
iShares MSCI Japan ETF	2.9
iShares U.S. Treasury Bond ETF	2.2
iShares Core MSCI EAFE ETF	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099461
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$53	0.50%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%	[17]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 10.87%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  Active asset allocation and volatility control strategies both detracted from performance during the fiscal year ended December 31, 2025, with the majority of the underperformance driven by allocations away from riskier asset classes, including equities, in an effort to attempt to reduce volatility within the Portfolio in accordance with the sub-adviser’s volatility control framework, during the March – June 2025 period. Equity markets rebounded rapidly following the tariff-related volatility in early April 2025.

  The Portfolio continued to allocate away from riskier asset classes for most of the second quarter given the sub-adviser’s view that trade-related volatility would continue; however, this positioning detracted from performance as a result of the sharp rebound in equities, which continued through most of the summer.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. An underweight to U.S. equities detracted from performance. The sub-adviser viewed pricing in U.S. equities to be stretched after the three-year rally, and preferred to hold equity exposure in other markets where a positive growth impulse and supportive fiscal policies were not yet fully priced.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,823	$9,436	$10,138
2/29/2016	$9,823	$9,433	$10,210
3/31/2016	$10,088	$10,097	$10,303
4/30/2016	$10,108	$10,159	$10,343
5/31/2016	$10,118	$10,341	$10,345
6/30/2016	$10,118	$10,362	$10,531
7/31/2016	$10,305	$10,774	$10,598
8/31/2016	$10,292	$10,801	$10,586
9/30/2016	$10,282	$10,818	$10,580
10/31/2016	$10,112	$10,584	$10,499
11/30/2016	$10,122	$11,058	$10,250
12/31/2016	$10,232	$11,274	$10,265
1/31/2017	$10,431	$11,486	$10,285
2/28/2017	$10,730	$11,913	$10,354
3/31/2017	$10,820	$11,921	$10,349
4/30/2017	$10,959	$12,047	$10,428
5/31/2017	$11,139	$12,171	$10,509
6/30/2017	$11,208	$12,280	$10,498
7/31/2017	$11,447	$12,512	$10,543
8/31/2017	$11,485	$12,536	$10,638
9/30/2017	$11,697	$12,842	$10,587
10/31/2017	$11,920	$13,122	$10,593
11/30/2017	$12,183	$13,521	$10,580
12/31/2017	$12,335	$13,656	$10,628
1/31/2018	$12,942	$14,375	$10,506
2/28/2018	$12,335	$13,846	$10,406
3/31/2018	$12,173	$13,568	$10,473
4/30/2018	$12,112	$13,619	$10,395
5/31/2018	$12,193	$14,004	$10,469
6/30/2018	$12,122	$14,095	$10,456
7/31/2018	$12,355	$14,563	$10,459
8/31/2018	$12,509	$15,074	$10,526
9/30/2018	$12,509	$15,099	$10,458
10/31/2018	$11,779	$13,988	$10,376
11/30/2018	$11,872	$14,268	$10,438
12/31/2018	$11,635	$12,940	$10,629
1/31/2019	$11,995	$14,051	$10,742
2/28/2019	$12,108	$14,545	$10,736
3/31/2019	$12,211	$14,757	$10,942
4/30/2019	$12,417	$15,346	$10,945
5/31/2019	$12,088	$14,353	$11,139
6/30/2019	$12,406	$15,361	$11,279
7/31/2019	$12,427	$15,590	$11,304
8/31/2019	$12,321	$15,272	$11,597
9/30/2019	$12,366	$15,540	$11,535
10/31/2019	$12,478	$15,874	$11,570
11/30/2019	$12,692	$16,478	$11,564
12/31/2019	$12,984	$16,954	$11,556
1/31/2020	$12,883	$16,935	$11,778
2/29/2020	$12,028	$15,549	$11,990
3/31/2020	$10,959	$13,410	$11,920
4/30/2020	$11,465	$15,187	$12,132
5/31/2020	$11,679	$15,999	$12,188
6/30/2020	$11,814	$16,364	$12,265
7/31/2020	$12,118	$17,294	$12,448
8/31/2020	$12,298	$18,546	$12,348
9/30/2020	$12,180	$17,871	$12,341
10/31/2020	$12,028	$17,485	$12,286
11/30/2020	$12,533	$19,613	$12,406
12/31/2020	$12,744	$20,495	$12,423
1/31/2021	$12,626	$20,404	$12,334
2/28/2021	$12,603	$21,042	$12,156
3/31/2021	$12,591	$21,796	$12,005
4/30/2021	$12,931	$22,919	$12,099
5/31/2021	$13,014	$23,024	$12,139
6/30/2021	$13,201	$23,592	$12,224
7/31/2021	$13,307	$23,991	$12,361
8/31/2021	$13,578	$24,675	$12,337
9/30/2021	$13,058	$23,568	$12,230
10/31/2021	$13,590	$25,161	$12,227
11/30/2021	$13,342	$24,778	$12,263
12/31/2021	$13,755	$25,754	$12,232
1/31/2022	$13,140	$24,239	$11,968
2/28/2022	$12,833	$23,628	$11,835
3/31/2022	$12,951	$24,395	$11,506
4/30/2022	$12,017	$22,206	$11,069
5/31/2022	$12,064	$22,176	$11,141
6/30/2022	$11,248	$20,321	$10,966
7/31/2022	$11,839	$22,227	$11,234
8/31/2022	$11,397	$21,397	$10,917
9/30/2022	$10,678	$19,413	$10,445
10/31/2022	$11,094	$21,005	$10,310
11/30/2022	$11,636	$22,102	$10,689
12/31/2022	$11,258	$20,808	$10,641
1/31/2023	$11,964	$22,241	$10,968
2/28/2023	$11,649	$21,721	$10,684
3/31/2023	$11,951	$22,302	$10,956
4/30/2023	$12,115	$22,539	$11,022
5/31/2023	$11,989	$22,627	$10,902
6/30/2023	$12,506	$24,172	$10,863
7/31/2023	$12,821	$25,039	$10,856
8/31/2023	$12,547	$24,555	$10,786
9/30/2023	$12,048	$23,386	$10,512
10/31/2023	$11,740	$22,766	$10,346
11/30/2023	$12,650	$24,888	$10,815
12/31/2023	$13,278	$26,209	$11,229
1/31/2024	$13,316	$26,499	$11,198
2/29/2024	$13,726	$27,933	$11,040
3/31/2024	$14,111	$28,835	$11,142
4/30/2024	$13,598	$27,566	$10,860
5/31/2024	$14,162	$28,868	$11,044
6/30/2024	$14,354	$29,762	$11,149
7/31/2024	$14,688	$30,315	$11,409
8/31/2024	$14,976	$30,975	$11,573
9/30/2024	$15,198	$31,616	$11,728
10/31/2024	$14,846	$31,384	$11,437
11/30/2024	$15,394	$33,471	$11,558
12/31/2024	$14,976	$32,448	$11,369
1/31/2025	$15,341	$33,473	$11,430
2/28/2025	$15,341	$32,831	$11,681
3/31/2025	$14,885	$30,916	$11,685
4/30/2025	$14,402	$30,709	$11,731
5/31/2025	$14,820	$32,655	$11,647
6/30/2025	$15,315	$34,314	$11,826
7/31/2025	$15,394	$35,070	$11,795
8/31/2025	$15,819	$35,881	$11,936
9/30/2025	$16,205	$37,120	$12,067
10/31/2025	$16,471	$37,915	$12,142
11/30/2025	$16,525	$38,019	$12,217
12/31/2025	$16,605	$38,012	$12,199

Average Annual Return [Table Text Block]
I3CD1	1 Year	5 Years	10 Years
Initial Class	10.87%	5.44%	5.20%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 325,097,094
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,482,270
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$325,097,094
Number of Portfolio Holdings	10
Portfolio Turnover Rate	143%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,482,270

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.4%
International Equity Funds	23.9
U.S. Fixed Income Funds	20.4
Repurchase Agreements	6.0
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	42.3%
iShares MSCI EAFE ETF	15.2
iShares 0-1 Year Treasury Bond ETF	13.7
iShares Russell 2000 ETF	7.1
iShares Core MSCI EAFE ETF	5.0
iShares MSCI Japan ETF	3.7
iShares 7-10 Year Treasury Bond ETF	2.6
iShares Core U.S. Aggregate Bond ETF	2.3
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099462
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.75%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%	[18]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 10.64%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  Active asset allocation and volatility control strategies both detracted from performance during the fiscal year ended December 31, 2025, with the majority of the underperformance driven by allocations away from riskier asset classes, including equities, in an effort to attempt to reduce volatility within the Portfolio in accordance with the sub-adviser’s volatility control framework, during the March – June 2025 period. Equity markets rebounded rapidly following the tariff-related volatility in early April 2025.

  The Portfolio continued to allocate away from riskier asset classes for most of the second quarter given the sub-adviser’s view that trade-related volatility would continue; however, this positioning detracted from performance as a result of the sharp rebound in equities, which continued through most of the summer.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. An underweight to U.S. equities detracted from performance. The sub-adviser viewed pricing in U.S. equities to be stretched after the three-year rally, and preferred to hold equity exposure in other markets where a positive growth impulse and supportive fiscal policies were not yet fully priced.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,812	$9,436	$10,138
2/29/2016	$9,812	$9,433	$10,210
3/31/2016	$10,069	$10,097	$10,303
4/30/2016	$10,089	$10,159	$10,343
5/31/2016	$10,099	$10,341	$10,345
6/30/2016	$10,089	$10,362	$10,531
7/31/2016	$10,277	$10,774	$10,598
8/31/2016	$10,267	$10,801	$10,586
9/30/2016	$10,257	$10,818	$10,580
10/31/2016	$10,087	$10,584	$10,499
11/30/2016	$10,097	$11,058	$10,250
12/31/2016	$10,197	$11,274	$10,265
1/31/2017	$10,397	$11,486	$10,285
2/28/2017	$10,687	$11,913	$10,354
3/31/2017	$10,777	$11,921	$10,349
4/30/2017	$10,907	$12,047	$10,428
5/31/2017	$11,087	$12,171	$10,509
6/30/2017	$11,157	$12,280	$10,498
7/31/2017	$11,387	$12,512	$10,543
8/31/2017	$11,425	$12,536	$10,638
9/30/2017	$11,638	$12,842	$10,587
10/31/2017	$11,861	$13,122	$10,593
11/30/2017	$12,115	$13,521	$10,580
12/31/2017	$12,267	$13,656	$10,628
1/31/2018	$12,865	$14,375	$10,506
2/28/2018	$12,257	$13,846	$10,406
3/31/2018	$12,095	$13,568	$10,473
4/30/2018	$12,034	$13,619	$10,395
5/31/2018	$12,105	$14,004	$10,469
6/30/2018	$12,044	$14,095	$10,456
7/31/2018	$12,267	$14,563	$10,459
8/31/2018	$12,420	$15,074	$10,526
9/30/2018	$12,410	$15,099	$10,458
10/31/2018	$11,681	$13,988	$10,376
11/30/2018	$11,773	$14,268	$10,438
12/31/2018	$11,537	$12,940	$10,629
1/31/2019	$11,886	$14,051	$10,742
2/28/2019	$11,999	$14,545	$10,736
3/31/2019	$12,102	$14,757	$10,942
4/30/2019	$12,307	$15,346	$10,945
5/31/2019	$11,979	$14,353	$11,139
6/30/2019	$12,287	$15,361	$11,279
7/31/2019	$12,307	$15,590	$11,304
8/31/2019	$12,207	$15,272	$11,597
9/30/2019	$12,241	$15,540	$11,535
10/31/2019	$12,353	$15,874	$11,570
11/30/2019	$12,555	$16,478	$11,564
12/31/2019	$12,847	$16,954	$11,556
1/31/2020	$12,746	$16,935	$11,778
2/29/2020	$11,893	$15,549	$11,990
3/31/2020	$10,839	$13,410	$11,920
4/30/2020	$11,332	$15,187	$12,132
5/31/2020	$11,545	$15,999	$12,188
6/30/2020	$11,680	$16,364	$12,265
7/31/2020	$11,972	$17,294	$12,448
8/31/2020	$12,148	$18,546	$12,348
9/30/2020	$12,032	$17,871	$12,341
10/31/2020	$11,868	$17,485	$12,286
11/30/2020	$12,370	$19,613	$12,406
12/31/2020	$12,580	$20,495	$12,423
1/31/2021	$12,463	$20,404	$12,334
2/28/2021	$12,428	$21,042	$12,156
3/31/2021	$12,417	$21,796	$12,005
4/30/2021	$12,755	$22,919	$12,099
5/31/2021	$12,837	$23,024	$12,139
6/30/2021	$13,012	$23,592	$12,224
7/31/2021	$13,105	$23,991	$12,361
8/31/2021	$13,375	$24,675	$12,337
9/30/2021	$12,858	$23,568	$12,230
10/31/2021	$13,375	$25,161	$12,227
11/30/2021	$13,128	$24,778	$12,263
12/31/2021	$13,539	$25,754	$12,232
1/31/2022	$12,929	$24,239	$11,968
2/28/2022	$12,624	$23,628	$11,835
3/31/2022	$12,741	$24,395	$11,506
4/30/2022	$11,826	$22,206	$11,069
5/31/2022	$11,861	$22,176	$11,141
6/30/2022	$11,063	$20,321	$10,966
7/31/2022	$11,638	$22,227	$11,234
8/31/2022	$11,197	$21,397	$10,917
9/30/2022	$10,498	$19,413	$10,445
10/31/2022	$10,897	$21,005	$10,310
11/30/2022	$11,421	$22,102	$10,689
12/31/2022	$11,060	$20,808	$10,641
1/31/2023	$11,745	$22,241	$10,968
2/28/2023	$11,434	$21,721	$10,684
3/31/2023	$11,733	$22,302	$10,956
4/30/2023	$11,882	$22,539	$11,022
5/31/2023	$11,758	$22,627	$10,902
6/30/2023	$12,269	$24,172	$10,863
7/31/2023	$12,568	$25,039	$10,856
8/31/2023	$12,300	$24,555	$10,786
9/30/2023	$11,807	$23,386	$10,512
10/31/2023	$11,504	$22,766	$10,346
11/30/2023	$12,389	$24,888	$10,815
12/31/2023	$13,008	$26,209	$11,229
1/31/2024	$13,046	$26,499	$11,198
2/29/2024	$13,438	$27,933	$11,040
3/31/2024	$13,817	$28,835	$11,142
4/30/2024	$13,299	$27,566	$10,860
5/31/2024	$13,855	$28,868	$11,044
6/30/2024	$14,045	$29,762	$11,149
7/31/2024	$14,361	$30,315	$11,409
8/31/2024	$14,649	$30,975	$11,573
9/30/2024	$14,867	$31,616	$11,728
10/31/2024	$14,520	$31,384	$11,437
11/30/2024	$15,034	$33,471	$11,558
12/31/2024	$14,636	$32,448	$11,369
1/31/2025	$14,982	$33,473	$11,430
2/28/2025	$14,982	$32,831	$11,681
3/31/2025	$14,533	$30,916	$11,685
4/30/2025	$14,058	$30,709	$11,731
5/31/2025	$14,456	$32,655	$11,647
6/30/2025	$14,944	$34,314	$11,826
7/31/2025	$15,021	$35,070	$11,795
8/31/2025	$15,422	$35,881	$11,936
9/30/2025	$15,801	$37,120	$12,067
10/31/2025	$16,062	$37,915	$12,142
11/30/2025	$16,101	$38,019	$12,217
12/31/2025	$16,193	$38,012	$12,199

Average Annual Return [Table Text Block]
I3CD2	1 Year	5 Years	10 Years
Service Class	10.64%	5.18%	4.94%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 325,097,094
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,482,270
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$325,097,094
Number of Portfolio Holdings	10
Portfolio Turnover Rate	143%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,482,270

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.4%
International Equity Funds	23.9
U.S. Fixed Income Funds	20.4
Repurchase Agreements	6.0
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	42.3%
iShares MSCI EAFE ETF	15.2
iShares 0-1 Year Treasury Bond ETF	13.7
iShares Russell 2000 ETF	7.1
iShares Core MSCI EAFE ETF	5.0
iShares MSCI Japan ETF	3.7
iShares 7-10 Year Treasury Bond ETF	2.6
iShares Core U.S. Aggregate Bond ETF	2.3
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099463
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$50	0.48%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%	[19]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 9.70%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  Active asset allocation and volatility control strategies both detracted from performance during the fiscal year ended December 31, 2025, with the majority of the underperformance driven by allocations away from riskier asset classes, including equities, in an effort to attempt to reduce volatility within the Portfolio in accordance with the sub-adviser’s volatility control framework, during the March – June 2025 period. Equity markets rebounded rapidly following the tariff-related volatility in early April 2025.

  The Portfolio continued to allocate away from riskier asset classes for most of the second quarter given the sub-adviser’s view that trade-related volatility would continue; however, this positioning detracted from performance as a result of the sharp rebound in equities, which continued through most of the summer.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. An underweight to U.S. equities detracted from performance. The sub-adviser viewed pricing in U.S. equities to be stretched after the three-year rally, and preferred to hold equity exposure in other markets where a positive growth impulse and supportive fiscal policies were not yet fully priced.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,878	$9,436	$10,138
2/29/2016	$9,906	$9,433	$10,210
3/31/2016	$10,151	$10,097	$10,303
4/30/2016	$10,179	$10,159	$10,343
5/31/2016	$10,188	$10,341	$10,345
6/30/2016	$10,235	$10,362	$10,531
7/31/2016	$10,405	$10,774	$10,598
8/31/2016	$10,386	$10,801	$10,586
9/30/2016	$10,386	$10,818	$10,580
10/31/2016	$10,214	$10,584	$10,499
11/30/2016	$10,157	$11,058	$10,250
12/31/2016	$10,243	$11,274	$10,265
1/31/2017	$10,396	$11,486	$10,285
2/28/2017	$10,635	$11,913	$10,354
3/31/2017	$10,702	$11,921	$10,349
4/30/2017	$10,816	$12,047	$10,428
5/31/2017	$10,979	$12,171	$10,509
6/30/2017	$11,027	$12,280	$10,498
7/31/2017	$11,208	$12,512	$10,543
8/31/2017	$11,259	$12,536	$10,638
9/30/2017	$11,385	$12,842	$10,587
10/31/2017	$11,551	$13,122	$10,593
11/30/2017	$11,735	$13,521	$10,580
12/31/2017	$11,852	$13,656	$10,628
1/31/2018	$12,241	$14,375	$10,506
2/28/2018	$11,804	$13,846	$10,406
3/31/2018	$11,716	$13,568	$10,473
4/30/2018	$11,648	$13,619	$10,395
5/31/2018	$11,726	$14,004	$10,469
6/30/2018	$11,687	$14,095	$10,456
7/31/2018	$11,852	$14,563	$10,459
8/31/2018	$11,984	$15,074	$10,526
9/30/2018	$11,975	$15,099	$10,458
10/31/2018	$11,440	$13,988	$10,376
11/30/2018	$11,529	$14,268	$10,438
12/31/2018	$11,381	$12,940	$10,629
1/31/2019	$11,707	$14,051	$10,742
2/28/2019	$11,806	$14,545	$10,736
3/31/2019	$11,945	$14,757	$10,942
4/30/2019	$12,113	$15,346	$10,945
5/31/2019	$11,895	$14,353	$11,139
6/30/2019	$12,202	$15,361	$11,279
7/31/2019	$12,222	$15,590	$11,304
8/31/2019	$12,182	$15,272	$11,597
9/30/2019	$12,193	$15,540	$11,535
10/31/2019	$12,302	$15,874	$11,570
11/30/2019	$12,465	$16,478	$11,564
12/31/2019	$12,682	$16,954	$11,556
1/31/2020	$12,682	$16,935	$11,778
2/29/2020	$12,106	$15,549	$11,990
3/31/2020	$11,258	$13,410	$11,920
4/30/2020	$11,769	$15,187	$12,132
5/31/2020	$11,976	$15,999	$12,188
6/30/2020	$12,117	$16,364	$12,265
7/31/2020	$12,421	$17,294	$12,448
8/31/2020	$12,617	$18,546	$12,348
9/30/2020	$12,470	$17,871	$12,341
10/31/2020	$12,311	$17,485	$12,286
11/30/2020	$12,843	$19,613	$12,406
12/31/2020	$13,137	$20,495	$12,423
1/31/2021	$13,069	$20,404	$12,334
2/28/2021	$13,092	$21,042	$12,156
3/31/2021	$13,137	$21,796	$12,005
4/30/2021	$13,533	$22,919	$12,099
5/31/2021	$13,624	$23,024	$12,139
6/30/2021	$13,805	$23,592	$12,224
7/31/2021	$13,929	$23,991	$12,361
8/31/2021	$14,154	$24,675	$12,337
9/30/2021	$13,696	$23,568	$12,230
10/31/2021	$14,131	$25,161	$12,227
11/30/2021	$13,948	$24,778	$12,263
12/31/2021	$14,257	$25,754	$12,232
1/31/2022	$13,708	$24,239	$11,968
2/28/2022	$13,433	$23,628	$11,835
3/31/2022	$13,376	$24,395	$11,506
4/30/2022	$12,564	$22,206	$11,069
5/31/2022	$12,621	$22,176	$11,141
6/30/2022	$12,003	$20,321	$10,966
7/31/2022	$12,472	$22,227	$11,234
8/31/2022	$12,052	$21,397	$10,917
9/30/2022	$11,440	$19,413	$10,445
10/31/2022	$11,653	$21,005	$10,310
11/30/2022	$12,106	$22,102	$10,689
12/31/2022	$11,853	$20,808	$10,641
1/31/2023	$12,439	$22,241	$10,968
2/28/2023	$12,092	$21,721	$10,684
3/31/2023	$12,425	$22,302	$10,956
4/30/2023	$12,559	$22,539	$11,022
5/31/2023	$12,425	$22,627	$10,902
6/30/2023	$12,798	$24,172	$10,863
7/31/2023	$13,025	$25,039	$10,856
8/31/2023	$12,794	$24,555	$10,786
9/30/2023	$12,334	$23,386	$10,512
10/31/2023	$12,049	$22,766	$10,346
11/30/2023	$12,862	$24,888	$10,815
12/31/2023	$13,459	$26,209	$11,229
1/31/2024	$13,486	$26,499	$11,198
2/29/2024	$13,730	$27,933	$11,040
3/31/2024	$14,041	$28,835	$11,142
4/30/2024	$13,567	$27,566	$10,860
5/31/2024	$14,055	$28,868	$11,044
6/30/2024	$14,218	$29,762	$11,149
7/31/2024	$14,543	$30,315	$11,409
8/31/2024	$14,813	$30,975	$11,573
9/30/2024	$15,034	$31,616	$11,728
10/31/2024	$14,660	$31,384	$11,437
11/30/2024	$15,089	$33,471	$11,558
12/31/2024	$14,730	$32,448	$11,369
1/31/2025	$15,006	$33,473	$11,430
2/28/2025	$15,103	$32,831	$11,681
3/31/2025	$14,771	$30,916	$11,685
4/30/2025	$14,453	$30,709	$11,731
5/31/2025	$14,716	$32,655	$11,647
6/30/2025	$15,117	$34,314	$11,826
7/31/2025	$15,158	$35,070	$11,795
8/31/2025	$15,506	$35,881	$11,936
9/30/2025	$15,832	$37,120	$12,067
10/31/2025	$16,045	$37,915	$12,142
11/30/2025	$16,101	$38,019	$12,217
12/31/2025	$16,158	$38,012	$12,199

Average Annual Return [Table Text Block]
I3CE1	1 Year	5 Years	10 Years
Initial Class	9.70%	4.23%	4.92%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 820,236,882
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 3,769,857
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$820,236,882
Number of Portfolio Holdings	10
Portfolio Turnover Rate	118%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,769,857

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.2%
U.S. Equity Funds	34.8
International Equity Funds	19.1
Repurchase Agreements	5.4
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	29.7%
iShares Core U.S. Aggregate Bond ETF	21.4
iShares MSCI EAFE ETF	14.3
iShares 0-1 Year Treasury Bond ETF	14.0
iShares Russell 2000 ETF	5.1
iShares MSCI Japan ETF	3.7
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.3
iShares 7-10 Year Treasury Bond ETF	2.5
iShares Core MSCI EAFE ETF	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099464
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$76	0.73%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%	[20]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 9.50%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  Active asset allocation and volatility control strategies both detracted from performance during the fiscal year ended December 31, 2025, with the majority of the underperformance driven by allocations away from riskier asset classes, including equities, in an effort to attempt to reduce volatility within the Portfolio in accordance with the sub-adviser’s volatility control framework, during the March – June 2025 period. Equity markets rebounded rapidly following the tariff-related volatility in early April 2025.

  The Portfolio continued to allocate away from riskier asset classes for most of the second quarter given the sub-adviser’s view that trade-related volatility would continue; however, this positioning detracted from performance as a result of the sharp rebound in equities, which continued through most of the summer.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. An underweight to U.S. equities detracted from performance. The sub-adviser viewed pricing in U.S. equities to be stretched after the three-year rally, and preferred to hold equity exposure in other markets where a positive growth impulse and supportive fiscal policies were not yet fully priced.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,877	$9,436	$10,138
2/29/2016	$9,905	$9,433	$10,210
3/31/2016	$10,142	$10,097	$10,303
4/30/2016	$10,171	$10,159	$10,343
5/31/2016	$10,180	$10,341	$10,345
6/30/2016	$10,218	$10,362	$10,531
7/31/2016	$10,389	$10,774	$10,598
8/31/2016	$10,362	$10,801	$10,586
9/30/2016	$10,362	$10,818	$10,580
10/31/2016	$10,199	$10,584	$10,499
11/30/2016	$10,132	$11,058	$10,250
12/31/2016	$10,218	$11,274	$10,265
1/31/2017	$10,372	$11,486	$10,285
2/28/2017	$10,603	$11,913	$10,354
3/31/2017	$10,670	$11,921	$10,349
4/30/2017	$10,785	$12,047	$10,428
5/31/2017	$10,939	$12,171	$10,509
6/30/2017	$10,987	$12,280	$10,498
7/31/2017	$11,160	$12,512	$10,543
8/31/2017	$11,211	$12,536	$10,638
9/30/2017	$11,338	$12,842	$10,587
10/31/2017	$11,504	$13,122	$10,593
11/30/2017	$11,679	$13,521	$10,580
12/31/2017	$11,796	$13,656	$10,628
1/31/2018	$12,177	$14,375	$10,506
2/28/2018	$11,738	$13,846	$10,406
3/31/2018	$11,650	$13,568	$10,473
4/30/2018	$11,582	$13,619	$10,395
5/31/2018	$11,650	$14,004	$10,469
6/30/2018	$11,611	$14,095	$10,456
7/31/2018	$11,777	$14,563	$10,459
8/31/2018	$11,909	$15,074	$10,526
9/30/2018	$11,889	$15,099	$10,458
10/31/2018	$11,354	$13,988	$10,376
11/30/2018	$11,453	$14,268	$10,438
12/31/2018	$11,305	$12,940	$10,629
1/31/2019	$11,612	$14,051	$10,742
2/28/2019	$11,711	$14,545	$10,736
3/31/2019	$11,850	$14,757	$10,942
4/30/2019	$12,008	$15,346	$10,945
5/31/2019	$11,800	$14,353	$11,139
6/30/2019	$12,097	$15,361	$11,279
7/31/2019	$12,107	$15,590	$11,304
8/31/2019	$12,074	$15,272	$11,597
9/30/2019	$12,085	$15,540	$11,535
10/31/2019	$12,183	$15,874	$11,570
11/30/2019	$12,335	$16,478	$11,564
12/31/2019	$12,563	$16,954	$11,556
1/31/2020	$12,552	$16,935	$11,778
2/29/2020	$11,987	$15,549	$11,990
3/31/2020	$11,140	$13,410	$11,920
4/30/2020	$11,640	$15,187	$12,132
5/31/2020	$11,846	$15,999	$12,188
6/30/2020	$11,987	$16,364	$12,265
7/31/2020	$12,281	$17,294	$12,448
8/31/2020	$12,463	$18,546	$12,348
9/30/2020	$12,328	$17,871	$12,341
10/31/2020	$12,159	$17,485	$12,286
11/30/2020	$12,689	$19,613	$12,406
12/31/2020	$12,971	$20,495	$12,423
1/31/2021	$12,903	$20,404	$12,334
2/28/2021	$12,926	$21,042	$12,156
3/31/2021	$12,971	$21,796	$12,005
4/30/2021	$13,354	$22,919	$12,099
5/31/2021	$13,445	$23,024	$12,139
6/30/2021	$13,625	$23,592	$12,224
7/31/2021	$13,738	$23,991	$12,361
8/31/2021	$13,949	$24,675	$12,337
9/30/2021	$13,505	$23,568	$12,230
10/31/2021	$13,926	$25,161	$12,227
11/30/2021	$13,744	$24,778	$12,263
12/31/2021	$14,051	$25,754	$12,232
1/31/2022	$13,505	$24,239	$11,968
2/28/2022	$13,232	$23,628	$11,835
3/31/2022	$13,164	$24,395	$11,506
4/30/2022	$12,367	$22,206	$11,069
5/31/2022	$12,424	$22,176	$11,141
6/30/2022	$11,799	$20,321	$10,966
7/31/2022	$12,265	$22,227	$11,234
8/31/2022	$11,855	$21,397	$10,917
9/30/2022	$11,247	$19,413	$10,445
10/31/2022	$11,458	$21,005	$10,310
11/30/2022	$11,894	$22,102	$10,689
12/31/2022	$11,643	$20,808	$10,641
1/31/2023	$12,225	$22,241	$10,968
2/28/2023	$11,881	$21,721	$10,684
3/31/2023	$12,198	$22,302	$10,956
4/30/2023	$12,331	$22,539	$11,022
5/31/2023	$12,198	$22,627	$10,902
6/30/2023	$12,555	$24,172	$10,863
7/31/2023	$12,780	$25,039	$10,856
8/31/2023	$12,542	$24,555	$10,786
9/30/2023	$12,100	$23,386	$10,512
10/31/2023	$11,818	$22,766	$10,346
11/30/2023	$12,609	$24,888	$10,815
12/31/2023	$13,200	$26,209	$11,229
1/31/2024	$13,213	$26,499	$11,198
2/29/2024	$13,454	$27,933	$11,040
3/31/2024	$13,763	$28,835	$11,142
4/30/2024	$13,294	$27,566	$10,860
5/31/2024	$13,763	$28,868	$11,044
6/30/2024	$13,924	$29,762	$11,149
7/31/2024	$14,246	$30,315	$11,409
8/31/2024	$14,491	$30,975	$11,573
9/30/2024	$14,696	$31,616	$11,728
10/31/2024	$14,341	$31,384	$11,437
11/30/2024	$14,751	$33,471	$11,558
12/31/2024	$14,395	$32,448	$11,369
1/31/2025	$14,669	$33,473	$11,430
2/28/2025	$14,764	$32,831	$11,681
3/31/2025	$14,436	$30,916	$11,685
4/30/2025	$14,122	$30,709	$11,731
5/31/2025	$14,368	$32,655	$11,647
6/30/2025	$14,764	$34,314	$11,826
7/31/2025	$14,805	$35,070	$11,795
8/31/2025	$15,148	$35,881	$11,936
9/30/2025	$15,455	$37,120	$12,067
10/31/2025	$15,665	$37,915	$12,142
11/30/2025	$15,707	$38,019	$12,217
12/31/2025	$15,762	$38,012	$12,199

Average Annual Return [Table Text Block]
I3CE2	1 Year	5 Years	10 Years
Service Class	9.50%	3.98%	4.66%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 820,236,882
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 3,769,857
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$820,236,882
Number of Portfolio Holdings	10
Portfolio Turnover Rate	118%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,769,857

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.2%
U.S. Equity Funds	34.8
International Equity Funds	19.1
Repurchase Agreements	5.4
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	29.7%
iShares Core U.S. Aggregate Bond ETF	21.4
iShares MSCI EAFE ETF	14.3
iShares 0-1 Year Treasury Bond ETF	14.0
iShares Russell 2000 ETF	5.1
iShares MSCI Japan ETF	3.7
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.3
iShares 7-10 Year Treasury Bond ETF	2.5
iShares Core MSCI EAFE ETF	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112676
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$77	0.74%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%	[21]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 9.42%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  Active asset allocation and volatility control strategies both detracted from performance during the fiscal year ended December 31, 2025, with the majority of the underperformance driven by allocations away from riskier asset classes, including equities, in an effort to attempt to reduce volatility within the Portfolio in accordance with the sub-adviser’s volatility control framework, during the March – June 2025 period. Equity markets rebounded rapidly following the tariff-related volatility in early April 2025.

  The Portfolio continued to allocate away from riskier asset classes for most of the second quarter given the sub-adviser’s view that trade-related volatility would continue; however, this positioning detracted from performance as a result of the sharp rebound in equities, which continued through most of the summer.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An underweight to U.S. equities detracted from performance. The sub-adviser viewed pricing in U.S. equities to be stretched after the three-year rally, and preferred to hold equity exposure in other markets where a positive growth impulse and supportive fiscal policies were not yet fully priced.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,897	$9,504	$10,138
2/29/2016	$9,931	$9,491	$10,210
3/31/2016	$10,009	$10,135	$10,303
4/30/2016	$10,017	$10,174	$10,343
5/31/2016	$10,026	$10,357	$10,345
6/30/2016	$10,137	$10,384	$10,531
7/31/2016	$10,241	$10,766	$10,598
8/31/2016	$10,208	$10,782	$10,586
9/30/2016	$10,164	$10,784	$10,580
10/31/2016	$10,022	$10,587	$10,499
11/30/2016	$9,880	$10,979	$10,250
12/31/2016	$9,933	$11,196	$10,265
1/31/2017	$10,004	$11,408	$10,285
2/28/2017	$10,199	$11,861	$10,354
3/31/2017	$10,199	$11,875	$10,349
4/30/2017	$10,288	$11,997	$10,428
5/31/2017	$10,394	$12,166	$10,509
6/30/2017	$10,430	$12,242	$10,498
7/31/2017	$10,518	$12,494	$10,543
8/31/2017	$10,596	$12,532	$10,638
9/30/2017	$10,650	$12,790	$10,587
10/31/2017	$10,748	$13,089	$10,593
11/30/2017	$10,883	$13,490	$10,580
12/31/2017	$10,973	$13,640	$10,628
1/31/2018	$11,161	$14,421	$10,506
2/28/2018	$10,874	$13,890	$10,406
3/31/2018	$10,838	$13,537	$10,473
4/30/2018	$10,775	$13,589	$10,395
5/31/2018	$10,928	$13,916	$10,469
6/30/2018	$10,937	$14,002	$10,456
7/31/2018	$11,071	$14,523	$10,459
8/31/2018	$11,246	$14,996	$10,526
9/30/2018	$11,200	$15,081	$10,458
10/31/2018	$10,755	$14,050	$10,376
11/30/2018	$10,882	$14,337	$10,438
12/31/2018	$10,609	$13,042	$10,629
1/31/2019	$10,973	$14,087	$10,742
2/28/2019	$11,091	$14,540	$10,736
3/31/2019	$11,310	$14,822	$10,942
4/30/2019	$11,464	$15,422	$10,945
5/31/2019	$11,291	$14,442	$11,139
6/30/2019	$11,683	$15,460	$11,279
7/31/2019	$11,737	$15,682	$11,304
8/31/2019	$11,896	$15,434	$11,597
9/30/2019	$11,924	$15,723	$11,535
10/31/2019	$12,028	$16,063	$11,570
11/30/2019	$12,199	$16,646	$11,564
12/31/2019	$12,313	$17,149	$11,556
1/31/2020	$12,465	$17,142	$11,778
2/29/2020	$12,237	$15,731	$11,990
3/31/2020	$11,393	$13,788	$11,920
4/30/2020	$11,507	$15,555	$12,132
5/31/2020	$11,545	$16,296	$12,188
6/30/2020	$11,592	$16,620	$12,265
7/31/2020	$11,772	$17,558	$12,448
8/31/2020	$11,942	$18,820	$12,348
9/30/2020	$11,727	$18,105	$12,341
10/31/2020	$11,571	$17,623	$12,286
11/30/2020	$12,021	$19,552	$12,406
12/31/2020	$12,245	$20,304	$12,423
1/31/2021	$12,128	$20,099	$12,334
2/28/2021	$12,138	$20,653	$12,156
3/31/2021	$12,216	$21,558	$12,005
4/30/2021	$12,568	$22,708	$12,099
5/31/2021	$12,607	$22,867	$12,139
6/30/2021	$12,812	$23,401	$12,224
7/31/2021	$13,027	$23,956	$12,361
8/31/2021	$13,173	$24,685	$12,337
9/30/2021	$12,794	$23,537	$12,230
10/31/2021	$13,195	$25,186	$12,227
11/30/2021	$13,108	$25,011	$12,263
12/31/2021	$13,368	$26,132	$12,232
1/31/2022	$12,913	$24,780	$11,968
2/28/2022	$12,653	$24,038	$11,835
3/31/2022	$12,621	$24,931	$11,506
4/30/2022	$11,895	$22,757	$11,069
5/31/2022	$11,949	$22,798	$11,141
6/30/2022	$11,396	$20,916	$10,966
7/31/2022	$11,830	$22,845	$11,234
8/31/2022	$11,422	$21,913	$10,917
9/30/2022	$10,852	$19,895	$10,445
10/31/2022	$11,030	$21,506	$10,310
11/30/2022	$11,458	$22,708	$10,689
12/31/2022	$11,244	$21,399	$10,641
1/31/2023	$11,743	$22,744	$10,968
2/28/2023	$11,422	$22,189	$10,684
3/31/2023	$11,790	$23,004	$10,956
4/30/2023	$11,933	$23,363	$11,022
5/31/2023	$11,802	$23,464	$10,902
6/30/2023	$12,111	$25,015	$10,863
7/31/2023	$12,265	$25,818	$10,856
8/31/2023	$12,089	$25,407	$10,786
9/30/2023	$11,668	$24,196	$10,512
10/31/2023	$11,427	$23,687	$10,346
11/30/2023	$12,174	$25,850	$10,815
12/31/2023	$12,667	$27,025	$11,229
1/31/2024	$12,728	$27,479	$11,198
2/29/2024	$12,908	$28,946	$11,040
3/31/2024	$13,173	$29,878	$11,142
4/30/2024	$12,764	$28,657	$10,860
5/31/2024	$13,185	$30,078	$11,044
6/30/2024	$13,366	$31,157	$11,149
7/31/2024	$13,607	$31,537	$11,409
8/31/2024	$13,862	$32,302	$11,573
9/30/2024	$14,071	$32,992	$11,728
10/31/2024	$13,727	$32,692	$11,437
11/30/2024	$14,059	$34,611	$11,558
12/31/2024	$13,776	$33,786	$11,369
1/31/2025	$14,034	$34,727	$11,430
2/28/2025	$14,157	$34,274	$11,681
3/31/2025	$13,887	$32,343	$11,685
4/30/2025	$13,604	$32,124	$11,731
5/31/2025	$13,837	$34,146	$11,647
6/30/2025	$14,206	$35,882	$11,826
7/31/2025	$14,243	$36,687	$11,795
8/31/2025	$14,508	$37,431	$11,936
9/30/2025	$14,785	$38,797	$12,067
10/31/2025	$14,974	$39,706	$12,142
11/30/2025	$15,036	$39,803	$12,217
12/31/2025	$15,074	$39,827	$12,199

Average Annual Return [Table Text Block]
I3CK2	1 Year	5 Years	10 Years
Service Class	9.42%	4.24%	4.19%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 615,503,995
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 2,853,388
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$615,503,995
Number of Portfolio Holdings	9
Portfolio Turnover Rate	102%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,853,388

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	49.0%
U.S. Equity Funds	33.2
International Equity Funds	17.3
Repurchase Agreements	0.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	33.2%
iShares 0-1 Year Treasury Bond ETF	17.1
iShares Core U.S. Aggregate Bond ETF	16.3
iShares MSCI EAFE ETF	14.4
iShares 7-10 Year Treasury Bond ETF	13.1
iShares MSCI Japan ETF	2.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.5
iShares Core MSCI EAFE ETF	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112678
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.75%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%	[22]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 10.35%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  Active asset allocation and volatility control strategies both detracted from performance during the fiscal year ended December 31, 2025, with the majority of the underperformance driven by allocations away from riskier asset classes, including equities, in an effort to attempt to reduce volatility within the Portfolio in accordance with the sub-adviser’s volatility control framework, during the March – June 2025 period. Equity markets rebounded rapidly following the tariff-related volatility in early April 2025.

  The Portfolio continued to allocate away from riskier asset classes for most of the second quarter given the sub-adviser’s view that trade-related volatility would continue; however, this positioning detracted from performance as a result of the sharp rebound in equities, which continued through most of the summer.

  Within the asset allocation strategy, equity relative value positioning detracted from performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An underweight to U.S. equities detracted from performance. The sub-adviser viewed pricing in U.S. equities to be stretched after the three-year rally, and preferred to hold equity exposure in other markets where a positive growth impulse and supportive fiscal policies were not yet fully priced.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,794	$9,504	$10,138
2/29/2016	$9,802	$9,491	$10,210
3/31/2016	$9,909	$10,135	$10,303
4/30/2016	$9,918	$10,174	$10,343
5/31/2016	$9,934	$10,357	$10,345
6/30/2016	$9,967	$10,384	$10,531
7/31/2016	$10,082	$10,766	$10,598
8/31/2016	$10,054	$10,782	$10,586
9/30/2016	$10,003	$10,784	$10,580
10/31/2016	$9,850	$10,587	$10,499
11/30/2016	$9,816	$10,979	$10,250
12/31/2016	$9,901	$11,196	$10,265
1/31/2017	$9,994	$11,408	$10,285
2/28/2017	$10,232	$11,861	$10,354
3/31/2017	$10,232	$11,875	$10,349
4/30/2017	$10,325	$11,997	$10,428
5/31/2017	$10,435	$12,166	$10,509
6/30/2017	$10,486	$12,242	$10,498
7/31/2017	$10,605	$12,494	$10,543
8/31/2017	$10,661	$12,532	$10,638
9/30/2017	$10,781	$12,790	$10,587
10/31/2017	$10,918	$13,089	$10,593
11/30/2017	$11,115	$13,490	$10,580
12/31/2017	$11,209	$13,640	$10,628
1/31/2018	$11,543	$14,421	$10,506
2/28/2018	$11,200	$13,890	$10,406
3/31/2018	$11,097	$13,537	$10,473
4/30/2018	$11,063	$13,589	$10,395
5/31/2018	$11,243	$13,916	$10,469
6/30/2018	$11,260	$14,002	$10,456
7/31/2018	$11,474	$14,523	$10,459
8/31/2018	$11,693	$14,996	$10,526
9/30/2018	$11,675	$15,081	$10,458
10/31/2018	$11,086	$14,050	$10,376
11/30/2018	$11,233	$14,337	$10,438
12/31/2018	$10,678	$13,042	$10,629
1/31/2019	$10,965	$14,087	$10,742
2/28/2019	$11,155	$14,540	$10,736
3/31/2019	$11,337	$14,822	$10,942
4/30/2019	$11,589	$15,422	$10,945
5/31/2019	$11,207	$14,442	$11,139
6/30/2019	$11,701	$15,460	$11,279
7/31/2019	$11,779	$15,682	$11,304
8/31/2019	$11,792	$15,434	$11,597
9/30/2019	$11,893	$15,723	$11,535
10/31/2019	$12,038	$16,063	$11,570
11/30/2019	$12,284	$16,646	$11,564
12/31/2019	$12,475	$17,149	$11,556
1/31/2020	$12,539	$17,142	$11,778
2/29/2020	$12,093	$15,731	$11,990
3/31/2020	$11,474	$13,788	$11,920
4/30/2020	$11,537	$15,555	$12,132
5/31/2020	$11,547	$16,296	$12,188
6/30/2020	$11,574	$16,620	$12,265
7/31/2020	$11,692	$17,558	$12,448
8/31/2020	$11,924	$18,820	$12,348
9/30/2020	$11,662	$18,105	$12,341
10/31/2020	$11,484	$17,623	$12,286
11/30/2020	$11,906	$19,552	$12,406
12/31/2020	$12,205	$20,304	$12,423
1/31/2021	$12,121	$20,099	$12,334
2/28/2021	$12,252	$20,653	$12,156
3/31/2021	$12,458	$21,558	$12,005
4/30/2021	$12,898	$22,708	$12,099
5/31/2021	$12,963	$22,867	$12,139
6/30/2021	$13,169	$23,401	$12,224
7/31/2021	$13,385	$23,956	$12,361
8/31/2021	$13,614	$24,685	$12,337
9/30/2021	$13,151	$23,537	$12,230
10/31/2021	$13,707	$25,186	$12,227
11/30/2021	$13,552	$25,011	$12,263
12/31/2021	$13,964	$26,132	$12,232
1/31/2022	$13,408	$24,780	$11,968
2/28/2022	$13,079	$24,038	$11,835
3/31/2022	$13,203	$24,931	$11,506
4/30/2022	$12,329	$22,757	$11,069
5/31/2022	$12,370	$22,798	$11,141
6/30/2022	$11,640	$20,916	$10,966
7/31/2022	$12,205	$22,845	$11,234
8/31/2022	$11,716	$21,913	$10,917
9/30/2022	$11,037	$19,895	$10,445
10/31/2022	$11,394	$21,506	$10,310
11/30/2022	$11,947	$22,708	$10,689
12/31/2022	$11,601	$21,399	$10,641
1/31/2023	$12,269	$22,744	$10,968
2/28/2023	$11,935	$22,189	$10,684
3/31/2023	$12,327	$23,004	$10,956
4/30/2023	$12,511	$23,363	$11,022
5/31/2023	$12,385	$23,464	$10,902
6/30/2023	$12,868	$25,015	$10,863
7/31/2023	$13,133	$25,818	$10,856
8/31/2023	$12,905	$25,407	$10,786
9/30/2023	$12,415	$24,196	$10,512
10/31/2023	$12,135	$23,687	$10,346
11/30/2023	$13,045	$25,850	$10,815
12/31/2023	$13,605	$27,025	$11,229
1/31/2024	$13,687	$27,479	$11,198
2/29/2024	$14,061	$28,946	$11,040
3/31/2024	$14,422	$29,878	$11,142
4/30/2024	$13,944	$28,657	$10,860
5/31/2024	$14,492	$30,078	$11,044
6/30/2024	$14,726	$31,157	$11,149
7/31/2024	$14,971	$31,537	$11,409
8/31/2024	$15,284	$32,302	$11,573
9/30/2024	$15,533	$32,992	$11,728
10/31/2024	$15,177	$32,692	$11,437
11/30/2024	$15,652	$34,611	$11,558
12/31/2024	$15,308	$33,786	$11,369
1/31/2025	$15,675	$34,727	$11,430
2/28/2025	$15,723	$34,274	$11,681
3/31/2025	$15,284	$32,343	$11,685
4/30/2025	$14,810	$32,124	$11,731
5/31/2025	$15,201	$34,146	$11,647
6/30/2025	$15,687	$35,882	$11,826
7/31/2025	$15,794	$36,687	$11,795
8/31/2025	$16,130	$37,431	$11,936
9/30/2025	$16,505	$38,797	$12,067
10/31/2025	$16,759	$39,706	$12,142
11/30/2025	$16,807	$39,803	$12,217
12/31/2025	$16,892	$39,827	$12,199

Average Annual Return [Table Text Block]
IXFK2	1 Year	5 Years	10 Years
Service Class	10.35%	6.72%	5.38%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 286,942,768
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,328,702
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$286,942,768
Number of Portfolio Holdings	9
Portfolio Turnover Rate	129%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,328,702

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	48.1%
U.S. Fixed Income Funds	28.5
International Equity Funds	22.2
Repurchase Agreements	0.8
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	48.1%
iShares 0-1 Year Treasury Bond ETF	16.4
iShares Core MSCI EAFE ETF	11.8
iShares Core U.S. Aggregate Bond ETF	7.6
iShares MSCI EAFE ETF	7.4
iShares MSCI Japan ETF	3.0
iShares 7-10 Year Treasury Bond ETF	3.0
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167274
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 100 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.56%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%	[23]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund’s Service Class shares at NAV returned 18.54%. For the same period, the Fund’s broad-based benchmark, the MSCI World Index, returned 21.09%. The performance benchmark, the MSCI USA Index, returned 17.31% over the same period.

  The Portfolio is comprised of exchange-traded funds (“ETFs”) advised by an affiliate of BlackRock Investment Management, LLC, the Portfolio’s sub-adviser.

  The equity allocation of the Portfolio is comprised entirely of “smart beta” or factor-based equity ETFs focused on rewarded risk factors in the equity asset class. These factors have shown historically to provide excess returns and/or lower risk over long investment horizons.

  Specifically, these factors include quality, value, size (smaller companies), momentum and low volatility. The Portfolio is designed to seek exposure to all five factors in U.S. equities, while primarily targeting minimum volatility exposure in non-U.S. equities.

  During the fiscal year ended December 31, 2025, all equity factors represented in the Portfolio posted positive returns and contributed to the Portfolio’s absolute performance. The top contributors to Portfolio performance in the fiscal year included the value, EAFE minimum volatility, and momentum factor funds, all of which posted strong double digit returns during the period.

  Size and U.S. minimum volatility factor funds posted positive returns in the fiscal year, but detracted from benchmark relative performance, as they underperformed their respective benchmarks during the period.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI World Index	MSCI USA Index
3/21/2016	$10,000	$10,000	$10,000
3/31/2016	$10,060	$10,028	$10,061
4/30/2016	$10,090	$10,186	$10,107
5/31/2016	$10,200	$10,243	$10,285
6/30/2016	$10,340	$10,129	$10,306
7/31/2016	$10,620	$10,557	$10,694
8/31/2016	$10,540	$10,565	$10,702
9/30/2016	$10,580	$10,622	$10,709
10/31/2016	$10,310	$10,416	$10,502
11/30/2016	$10,440	$10,566	$10,873
12/31/2016	$10,590	$10,819	$11,071
1/31/2017	$10,800	$11,080	$11,297
2/28/2017	$11,200	$11,387	$11,733
3/31/2017	$11,290	$11,508	$11,744
4/30/2017	$11,430	$11,679	$11,867
5/31/2017	$11,730	$11,926	$12,020
6/30/2017	$11,770	$11,972	$12,090
7/31/2017	$12,000	$12,258	$12,331
8/31/2017	$12,074	$12,275	$12,362
9/30/2017	$12,275	$12,551	$12,610
10/31/2017	$12,577	$12,788	$12,894
11/30/2017	$12,929	$13,065	$13,277
12/31/2017	$13,050	$13,242	$13,416
1/31/2018	$13,653	$13,941	$14,182
2/28/2018	$13,221	$13,364	$13,653
3/31/2018	$13,080	$13,072	$13,314
4/30/2018	$13,070	$13,223	$13,363
5/31/2018	$13,241	$13,305	$13,680
6/30/2018	$13,201	$13,299	$13,768
7/31/2018	$13,593	$13,714	$14,257
8/31/2018	$13,939	$13,884	$14,720
9/30/2018	$14,032	$13,961	$14,781
10/31/2018	$13,085	$12,936	$13,750
11/30/2018	$13,311	$13,083	$14,008
12/31/2018	$12,355	$12,088	$12,740
1/31/2019	$13,229	$13,029	$13,782
2/28/2019	$13,600	$13,421	$14,234
3/31/2019	$13,795	$13,597	$14,491
4/30/2019	$14,114	$14,079	$15,067
5/31/2019	$13,476	$13,267	$14,105
6/30/2019	$14,309	$14,141	$15,089
7/31/2019	$14,423	$14,211	$15,317
8/31/2019	$14,261	$13,920	$15,040
9/30/2019	$14,487	$14,217	$15,301
10/31/2019	$14,713	$14,578	$15,629
11/30/2019	$15,058	$14,984	$16,206
12/31/2019	$15,391	$15,433	$16,674
1/31/2020	$15,348	$15,339	$16,700
2/29/2020	$14,121	$14,043	$15,329
3/31/2020	$12,292	$12,184	$13,377
4/30/2020	$13,476	$13,515	$15,132
5/31/2020	$14,068	$14,168	$15,909
6/30/2020	$14,229	$14,543	$16,265
7/31/2020	$14,767	$15,239	$17,224
8/31/2020	$15,495	$16,257	$18,509
9/30/2020	$15,138	$15,696	$17,812
10/31/2020	$14,748	$15,215	$17,343
11/30/2020	$16,377	$17,160	$19,340
12/31/2020	$16,912	$17,888	$20,129
1/31/2021	$16,845	$17,710	$19,937
2/28/2021	$17,158	$18,164	$20,449
3/31/2021	$17,771	$18,768	$21,211
4/30/2021	$18,418	$19,641	$22,359
5/31/2021	$18,675	$19,924	$22,457
6/30/2021	$18,876	$20,221	$23,075
7/31/2021	$19,166	$20,583	$23,614
8/31/2021	$19,591	$21,096	$24,301
9/30/2021	$18,727	$20,220	$23,146
10/31/2021	$19,648	$21,365	$24,755
11/30/2021	$19,234	$20,897	$24,495
12/31/2021	$20,017	$21,790	$25,455
1/31/2022	$18,911	$20,637	$24,007
2/28/2022	$18,462	$20,115	$23,294
3/31/2022	$18,923	$20,667	$24,104
4/30/2022	$17,575	$18,950	$21,913
5/31/2022	$17,621	$18,965	$21,854
6/30/2022	$16,366	$17,322	$20,036
7/31/2022	$17,299	$18,697	$21,898
8/31/2022	$16,645	$17,916	$21,030
9/30/2022	$15,240	$16,250	$19,072
10/31/2022	$16,475	$17,417	$20,580
11/30/2022	$17,566	$18,628	$21,687
12/31/2022	$16,863	$17,837	$20,403
1/31/2023	$17,614	$19,099	$21,739
2/28/2023	$16,996	$18,640	$21,209
3/31/2023	$17,396	$19,216	$21,953
4/30/2023	$17,650	$19,553	$22,225
5/31/2023	$17,130	$19,358	$22,358
6/30/2023	$18,026	$20,528	$23,840
7/31/2023	$18,511	$21,218	$24,654
8/31/2023	$18,187	$20,711	$24,225
9/30/2023	$17,505	$19,818	$23,082
10/31/2023	$17,114	$19,243	$22,545
11/30/2023	$18,404	$21,047	$24,656
12/31/2023	$19,304	$22,080	$25,808
1/31/2024	$19,521	$22,345	$26,203
2/29/2024	$20,362	$23,292	$27,597
3/31/2024	$21,015	$24,041	$28,465
4/30/2024	$20,101	$23,148	$27,284
5/31/2024	$20,826	$24,181	$28,575
6/30/2024	$21,131	$24,673	$29,586
7/31/2024	$21,668	$25,108	$29,950
8/31/2024	$22,377	$25,772	$30,660
9/30/2024	$22,677	$26,244	$31,310
10/31/2024	$22,272	$25,723	$31,071
11/30/2024	$23,277	$26,904	$33,003
12/31/2024	$22,197	$26,202	$32,152
1/31/2025	$23,007	$27,127	$33,123
2/28/2025	$23,217	$26,932	$32,590
3/31/2025	$22,632	$25,733	$30,671
4/30/2025	$22,782	$25,962	$30,507
5/31/2025	$23,772	$27,498	$32,463
6/30/2025	$24,538	$28,685	$34,121
7/31/2025	$24,388	$29,054	$34,894
8/31/2025	$25,086	$29,812	$35,567
9/30/2025	$25,723	$30,770	$36,861
10/31/2025	$25,818	$31,387	$37,728
11/30/2025	$26,089	$31,475	$37,727
12/31/2025	$26,312	$31,730	$37,718

Average Annual Return [Table Text Block]
I9CG2	1 Year	5 Years	Since Inception 3/21/16
Service Class	18.54%	9.24%	10.39%
MSCI World IndexFootnote Reference(a)	21.09%	12.15%	12.53%
MSCI USA IndexFootnote Reference(b)	17.31%	13.38%	14.53%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 79,532,057
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 177,188
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$79,532,057
Number of Portfolio Holdings	8
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$177,188

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	75.0%
International Equity Funds	25.0
Other Investment Company	10.4
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(10.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares MSCI EAFE Min Vol Factor ETF	19.5%
iShares MSCI USA Value Factor ETF	16.5
iShares MSCI USA Quality Factor ETF	16.3
iShares MSCI USA Min Vol Factor ETF	16.2
iShares MSCI USA Momentum Factor ETF	16.1
iShares MSCI USA Size Factor ETF	9.9
iShares MSCI Emerging Markets Min Vol Factor ETF	5.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021485
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 40 VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.31%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%	[24]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 11.64%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Dow Jones Moderately Conservative Portfolio Index, returned 10.37% over the same period.

  The Portfolio is comprised of exchange-traded funds (“ETFs”) advised by an affiliate of BlackRock Investment Management, LLC, the Portfolio’s sub-adviser.

  The equity allocation of the Portfolio is comprised entirely of “smart beta” or factor-based equity ETFs focused on rewarded risk factors in the equity asset class. These factors have shown historically to provide excess returns and/or lower risk over long investment horizons.

  Specifically, these factors include quality, value, size (smaller companies), momentum and low volatility. The Portfolio is designed to seek exposure to all five factors in U.S. equities, while primarily targeting minimum volatility exposure in non-U.S. equities.

  During the fiscal year ended December 31, 2025, all equity factors represented in the Portfolio posted positive returns and contributed to the Portfolio’s absolute performance. The top contributors to Portfolio performance in the fiscal year included the value, EAFE minimum volatility, and momentum factor funds, all of which posted strong double digit returns during the period.

  Size and U.S. minimum volatility factor funds posted positive returns in the fiscal year, but detracted from benchmark relative performance, as they underperformed their respective benchmarks during the period.

  Both fixed income funds, one tracking the Bloomberg US Aggregate Bond Index and one tracking the ICE® BofA® US Corporate Index, had positive risk-adjusted return contributions to the Portfolio, but lagged equities in a year of high returns across equity markets.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	Dow Jones Moderately Conservative Portfolio Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,904	$10,138	$9,834
2/29/2016	$9,862	$10,210	$9,934
3/31/2016	$10,106	$10,303	$10,316
4/30/2016	$10,149	$10,343	$10,425
5/31/2016	$10,170	$10,345	$10,415
6/30/2016	$10,223	$10,531	$10,572
7/31/2016	$10,383	$10,598	$10,787
8/31/2016	$10,363	$10,586	$10,775
9/30/2016	$10,373	$10,580	$10,817
10/31/2016	$10,255	$10,499	$10,624
11/30/2016	$10,125	$10,250	$10,519
12/31/2016	$10,222	$10,265	$10,565
1/31/2017	$10,330	$10,285	$10,710
2/28/2017	$10,460	$10,354	$10,864
3/31/2017	$10,503	$10,349	$10,893
4/30/2017	$10,611	$10,428	$11,007
5/31/2017	$10,751	$10,509	$11,130
6/30/2017	$10,740	$10,498	$11,147
7/31/2017	$10,869	$10,543	$11,309
8/31/2017	$10,933	$10,638	$11,379
9/30/2017	$10,977	$10,587	$11,418
10/31/2017	$11,054	$10,593	$11,499
11/30/2017	$11,130	$10,580	$11,631
12/31/2017	$11,218	$10,628	$11,718
1/31/2018	$11,328	$10,506	$11,938
2/28/2018	$11,076	$10,406	$11,723
3/31/2018	$11,054	$10,473	$11,729
4/30/2018	$11,043	$10,395	$11,675
5/31/2018	$11,076	$10,469	$11,731
6/30/2018	$11,054	$10,456	$11,702
7/31/2018	$11,163	$10,459	$11,800
8/31/2018	$11,213	$10,526	$11,895
9/30/2018	$11,191	$10,458	$11,839
10/31/2018	$10,844	$10,376	$11,448
11/30/2018	$10,933	$10,438	$11,551
12/31/2018	$10,754	$10,629	$11,349
1/31/2019	$11,123	$10,742	$11,801
2/28/2019	$11,247	$10,736	$11,906
3/31/2019	$11,459	$10,942	$12,051
4/30/2019	$11,560	$10,945	$12,178
5/31/2019	$11,470	$11,139	$12,011
6/30/2019	$11,840	$11,279	$12,403
7/31/2019	$11,884	$11,304	$12,433
8/31/2019	$12,031	$11,597	$12,448
9/30/2019	$12,070	$11,535	$12,502
10/31/2019	$12,163	$11,570	$12,647
11/30/2019	$12,281	$11,564	$12,767
12/31/2019	$12,400	$11,556	$12,954
1/31/2020	$12,532	$11,778	$12,976
2/29/2020	$12,242	$11,990	$12,608
3/31/2020	$11,542	$11,920	$11,661
4/30/2020	$12,136	$12,132	$12,309
5/31/2020	$12,414	$12,188	$12,584
6/30/2020	$12,546	$12,265	$12,775
7/31/2020	$12,849	$12,448	$13,187
8/31/2020	$13,052	$12,348	$13,392
9/30/2020	$12,915	$12,341	$13,243
10/31/2020	$12,725	$12,286	$13,192
11/30/2020	$13,406	$12,406	$13,940
12/31/2020	$13,597	$12,423	$14,259
1/31/2021	$13,515	$12,334	$14,204
2/28/2021	$13,488	$12,156	$14,294
3/31/2021	$13,597	$12,005	$14,308
4/30/2021	$13,855	$12,099	$14,626
5/31/2021	$13,964	$12,139	$14,737
6/30/2021	$14,101	$12,224	$14,799
7/31/2021	$14,278	$12,361	$14,904
8/31/2021	$14,396	$12,337	$15,020
9/30/2021	$14,043	$12,230	$14,699
10/31/2021	$14,325	$12,227	$14,938
11/30/2021	$14,226	$12,263	$14,753
12/31/2021	$14,424	$12,232	$14,938
1/31/2022	$13,929	$11,968	$14,469
2/28/2022	$13,689	$11,835	$14,294
3/31/2022	$13,590	$11,506	$14,147
4/30/2022	$12,869	$11,069	$13,380
5/31/2022	$12,954	$11,141	$13,424
6/30/2022	$12,445	$10,966	$12,829
7/31/2022	$12,925	$11,234	$13,327
8/31/2022	$12,491	$10,917	$12,932
9/30/2022	$11,752	$10,445	$12,123
10/31/2022	$12,039	$10,310	$12,338
11/30/2022	$12,656	$10,689	$12,979
12/31/2022	$12,370	$10,641	$12,784
1/31/2023	$12,852	$10,968	$13,368
2/28/2023	$12,460	$10,684	$13,001
3/31/2023	$12,777	$10,956	$13,281
4/30/2023	$12,897	$11,022	$13,344
5/31/2023	$12,641	$10,902	$13,150
6/30/2023	$12,897	$10,863	$13,457
7/31/2023	$13,033	$10,856	$13,675
8/31/2023	$12,896	$10,786	$13,369
9/30/2023	$12,505	$10,512	$12,960
10/31/2023	$12,270	$10,346	$12,672
11/30/2023	$12,990	$10,815	$13,447
12/31/2023	$13,539	$11,229	$14,038
1/31/2024	$13,586	$11,198	$13,958
2/29/2024	$13,696	$11,040	$14,090
3/31/2024	$13,962	$11,142	$14,338
4/30/2024	$13,508	$10,860	$14,003
5/31/2024	$13,837	$11,044	$14,264
6/30/2024	$13,993	$11,149	$14,346
7/31/2024	$14,338	$11,409	$14,635
8/31/2024	$14,660	$11,573	$14,852
9/30/2024	$14,856	$11,728	$15,082
10/31/2024	$14,529	$11,437	$14,886
11/30/2024	$14,888	$11,558	$15,203
12/31/2024	$14,447	$11,369	$14,942
1/31/2025	$14,709	$11,430	$15,180
2/28/2025	$14,954	$11,681	$15,176
3/31/2025	$14,790	$11,685	$15,011
4/30/2025	$14,856	$11,731	$15,102
5/31/2025	$15,084	$11,647	$15,437
6/30/2025	$15,411	$11,826	$15,744
7/31/2025	$15,346	$11,795	$15,850
8/31/2025	$15,639	$11,936	$16,058
9/30/2025	$15,901	$12,067	$16,271
10/31/2025	$15,989	$12,142	$16,367
11/30/2025	$16,111	$12,217	$16,415
12/31/2025	$16,129	$12,199	$16,492

Average Annual Return [Table Text Block]
IBPZ1	1 Year	5 Years	10 Years
Initial Class	11.64%	3.47%	4.90%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Dow Jones Moderately Conservative Portfolio IndexFootnote Reference(b)	10.37%	2.95%	5.13%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 197,749,838
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 493,750
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$197,749,838
Number of Portfolio Holdings	10
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (net of waivers and reimbursements)	$493,750

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	59.6%
U.S. Equity Funds	30.2
International Equity Funds	10.2
Other Investment Company	7.7
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	(7.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.9%
iShares Broad USD Investment Grade Corporate Bond ETF	9.7
iShares MSCI EAFE Min Vol Factor ETF	7.9
iShares MSCI USA Value Factor ETF	6.7
iShares MSCI USA Quality Factor ETF	6.7
iShares MSCI USA Momentum Factor ETF	6.4
iShares MSCI USA Min Vol Factor ETF	6.3
iShares MSCI USA Size Factor ETF	4.1
iShares MSCI Emerging Markets Min Vol Factor ETF	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021486
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 40 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	0.56%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%	[25]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 11.42%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Dow Jones Moderately Conservative Portfolio Index, returned 10.37% over the same period.

  The Portfolio is comprised of exchange-traded funds (“ETFs”) advised by an affiliate of BlackRock Investment Management, LLC, the Portfolio’s sub-adviser.

  The equity allocation of the Portfolio is comprised entirely of “smart beta” or factor-based equity ETFs focused on rewarded risk factors in the equity asset class. These factors have shown historically to provide excess returns and/or lower risk over long investment horizons.

  Specifically, these factors include quality, value, size (smaller companies), momentum and low volatility. The Portfolio is designed to seek exposure to all five factors in U.S. equities, while primarily targeting minimum volatility exposure in non-U.S. equities.

  During the fiscal year ended December 31, 2025, all equity factors represented in the Portfolio posted positive returns and contributed to the Portfolio’s absolute performance. The top contributors to Portfolio performance in the fiscal year included the value, EAFE minimum volatility, and momentum factor funds, all of which posted strong double digit returns during the period.

  Size and U.S. minimum volatility factor funds posted positive returns in the fiscal year, but detracted from benchmark relative performance, as they underperformed their respective benchmarks during the period.

  Both fixed income funds, one tracking the Bloomberg US Aggregate Bond Index and one tracking the ICE® BofA® US Corporate Index, had positive risk-adjusted return contributions to the Portfolio, but lagged equities in a year of high returns across equity markets.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Dow Jones Moderately Conservative Portfolio Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,914	$10,138	$9,834
2/29/2016	$9,861	$10,210	$9,934
3/31/2016	$10,107	$10,303	$10,316
4/30/2016	$10,150	$10,343	$10,425
5/31/2016	$10,161	$10,345	$10,415
6/30/2016	$10,225	$10,531	$10,572
7/31/2016	$10,375	$10,598	$10,787
8/31/2016	$10,351	$10,586	$10,775
9/30/2016	$10,362	$10,580	$10,817
10/31/2016	$10,242	$10,499	$10,624
11/30/2016	$10,112	$10,250	$10,519
12/31/2016	$10,199	$10,265	$10,565
1/31/2017	$10,307	$10,285	$10,710
2/28/2017	$10,437	$10,354	$10,864
3/31/2017	$10,481	$10,349	$10,893
4/30/2017	$10,578	$10,428	$11,007
5/31/2017	$10,719	$10,509	$11,130
6/30/2017	$10,708	$10,498	$11,147
7/31/2017	$10,838	$10,543	$11,309
8/31/2017	$10,895	$10,638	$11,379
9/30/2017	$10,939	$10,587	$11,418
10/31/2017	$11,016	$10,593	$11,499
11/30/2017	$11,082	$10,580	$11,631
12/31/2017	$11,170	$10,628	$11,718
1/31/2018	$11,269	$10,506	$11,938
2/28/2018	$11,027	$10,406	$11,723
3/31/2018	$11,005	$10,473	$11,729
4/30/2018	$10,983	$10,395	$11,675
5/31/2018	$11,016	$10,469	$11,731
6/30/2018	$10,994	$10,456	$11,702
7/31/2018	$11,104	$10,459	$11,800
8/31/2018	$11,145	$10,526	$11,895
9/30/2018	$11,123	$10,458	$11,839
10/31/2018	$10,776	$10,376	$11,448
11/30/2018	$10,866	$10,438	$11,551
12/31/2018	$10,675	$10,629	$11,349
1/31/2019	$11,045	$10,742	$11,801
2/28/2019	$11,168	$10,736	$11,906
3/31/2019	$11,380	$10,942	$12,051
4/30/2019	$11,470	$10,945	$12,178
5/31/2019	$11,380	$11,139	$12,011
6/30/2019	$11,750	$11,279	$12,403
7/31/2019	$11,794	$11,304	$12,433
8/31/2019	$11,932	$11,597	$12,448
9/30/2019	$11,971	$11,535	$12,502
10/31/2019	$12,050	$11,570	$12,647
11/30/2019	$12,169	$11,564	$12,767
12/31/2019	$12,287	$11,556	$12,954
1/31/2020	$12,419	$11,778	$12,976
2/29/2020	$12,129	$11,990	$12,608
3/31/2020	$11,431	$11,920	$11,661
4/30/2020	$12,011	$12,132	$12,309
5/31/2020	$12,287	$12,188	$12,584
6/30/2020	$12,419	$12,265	$12,775
7/31/2020	$12,723	$12,448	$13,187
8/31/2020	$12,906	$12,348	$13,392
9/30/2020	$12,770	$12,341	$13,243
10/31/2020	$12,594	$12,286	$13,192
11/30/2020	$13,259	$12,406	$13,940
12/31/2020	$13,449	$12,423	$14,259
1/31/2021	$13,354	$12,334	$14,204
2/28/2021	$13,327	$12,156	$14,294
3/31/2021	$13,435	$12,005	$14,308
4/30/2021	$13,680	$12,099	$14,626
5/31/2021	$13,775	$12,139	$14,737
6/30/2021	$13,910	$12,224	$14,799
7/31/2021	$14,087	$12,361	$14,904
8/31/2021	$14,197	$12,337	$15,020
9/30/2021	$13,860	$12,230	$14,699
10/31/2021	$14,141	$12,227	$14,938
11/30/2021	$14,015	$12,263	$14,753
12/31/2021	$14,226	$12,232	$14,938
1/31/2022	$13,720	$11,968	$14,469
2/28/2022	$13,495	$11,835	$14,294
3/31/2022	$13,382	$11,506	$14,147
4/30/2022	$12,679	$11,069	$13,380
5/31/2022	$12,750	$11,141	$13,424
6/30/2022	$12,258	$10,966	$12,829
7/31/2022	$12,721	$11,234	$13,327
8/31/2022	$12,291	$10,917	$12,932
9/30/2022	$11,560	$10,445	$12,123
10/31/2022	$11,843	$10,310	$12,338
11/30/2022	$12,441	$10,689	$12,979
12/31/2022	$12,172	$10,641	$12,784
1/31/2023	$12,635	$10,968	$13,368
2/28/2023	$12,247	$10,684	$13,001
3/31/2023	$12,560	$10,956	$13,281
4/30/2023	$12,665	$11,022	$13,344
5/31/2023	$12,426	$10,902	$13,150
6/30/2023	$12,665	$10,863	$13,457
7/31/2023	$12,799	$10,856	$13,675
8/31/2023	$12,656	$10,786	$13,369
9/30/2023	$12,269	$10,512	$12,960
10/31/2023	$12,036	$10,346	$12,672
11/30/2023	$12,749	$10,815	$13,447
12/31/2023	$13,276	$11,229	$14,038
1/31/2024	$13,322	$11,198	$13,958
2/29/2024	$13,430	$11,040	$14,090
3/31/2024	$13,694	$11,142	$14,338
4/30/2024	$13,229	$10,860	$14,003
5/31/2024	$13,570	$11,044	$14,264
6/30/2024	$13,709	$11,149	$14,346
7/31/2024	$14,035	$11,409	$14,635
8/31/2024	$14,345	$11,573	$14,852
9/30/2024	$14,538	$11,728	$15,082
10/31/2024	$14,216	$11,437	$14,886
11/30/2024	$14,571	$11,558	$15,203
12/31/2024	$14,135	$11,369	$14,942
1/31/2025	$14,393	$11,430	$15,180
2/28/2025	$14,619	$11,681	$15,176
3/31/2025	$14,458	$11,685	$15,011
4/30/2025	$14,522	$11,731	$15,102
5/31/2025	$14,732	$11,647	$15,437
6/30/2025	$15,054	$11,826	$15,744
7/31/2025	$14,990	$11,795	$15,850
8/31/2025	$15,268	$11,936	$16,058
9/30/2025	$15,544	$12,067	$16,271
10/31/2025	$15,612	$12,142	$16,367
11/30/2025	$15,733	$12,217	$16,415
12/31/2025	$15,750	$12,199	$16,492

Average Annual Return [Table Text Block]
IBPZ2	1 Year	5 Years	10 Years
Service Class	11.42%	3.21%	4.65%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Dow Jones Moderately Conservative Portfolio IndexFootnote Reference(b)	10.37%	2.95%	5.13%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 197,749,838
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 493,750
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$197,749,838
Number of Portfolio Holdings	10
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (net of waivers and reimbursements)	$493,750

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	59.6%
U.S. Equity Funds	30.2
International Equity Funds	10.2
Other Investment Company	7.7
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	(7.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.9%
iShares Broad USD Investment Grade Corporate Bond ETF	9.7
iShares MSCI EAFE Min Vol Factor ETF	7.9
iShares MSCI USA Value Factor ETF	6.7
iShares MSCI USA Quality Factor ETF	6.7
iShares MSCI USA Momentum Factor ETF	6.4
iShares MSCI USA Min Vol Factor ETF	6.3
iShares MSCI USA Size Factor ETF	4.1
iShares MSCI Emerging Markets Min Vol Factor ETF	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167272
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 50 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.54%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%	[26]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 12.35%. For the same period, the Portfolio’s broad-based benchmark, the MSCI World Index, returned 21.09%. The performance benchmark, the Dow Jones Moderate Portfolio Index, returned 13.82% over the same period.

  The Portfolio is comprised of exchange-traded funds (“ETFs”) advised by an affiliate of BlackRock Investment Management, LLC, the Portfolio’s sub-adviser.

  The equity allocation of the Portfolio is comprised entirely of “smart beta” or factor-based equity ETFs focused on rewarded risk factors in the equity asset class. These factors have shown historically to provide excess returns and/or lower risk over long investment horizons.

  Specifically, these factors include quality, value, size (smaller companies), momentum and low volatility. The Portfolio is designed to seek exposure to all five factors in U.S. equities, while primarily targeting minimum volatility exposure in non-U.S. equities.

  During the fiscal year ended December 31, 2025, all equity factors represented in the Portfolio posted positive returns and contributed to the Portfolio’s absolute performance. The top contributors to Portfolio performance in the fiscal year included the value, EAFE minimum volatility, and momentum factor funds, all of which posted strong double digit returns during the period.

  Size and U.S. minimum volatility factor funds posted positive returns in the fiscal year, but detracted from benchmark relative performance, as they underperformed their respective benchmarks during the period.

  The sole fixed income fund, which tracks the Bloomberg US Aggregate Bond Index, had positive risk-adjusted return contributions to the Portfolio, but lagged equities in a year of high returns across equity markets.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI World Index	Dow Jones Moderate Portfolio Index
3/21/2016	$10,000	$10,000	$10,000
3/31/2016	$10,070	$10,028	$10,058
4/30/2016	$10,090	$10,186	$10,170
5/31/2016	$10,130	$10,243	$10,188
6/30/2016	$10,300	$10,129	$10,278
7/31/2016	$10,470	$10,557	$10,586
8/31/2016	$10,410	$10,565	$10,590
9/30/2016	$10,440	$10,622	$10,641
10/31/2016	$10,260	$10,416	$10,442
11/30/2016	$10,180	$10,566	$10,483
12/31/2016	$10,270	$10,819	$10,572
1/31/2017	$10,380	$11,080	$10,779
2/28/2017	$10,600	$11,387	$10,992
3/31/2017	$10,640	$11,508	$11,042
4/30/2017	$10,750	$11,679	$11,167
5/31/2017	$10,930	$11,926	$11,299
6/30/2017	$10,940	$11,972	$11,342
7/31/2017	$11,070	$12,258	$11,545
8/31/2017	$11,156	$12,275	$11,598
9/30/2017	$11,216	$12,551	$11,714
10/31/2017	$11,357	$12,788	$11,859
11/30/2017	$11,509	$13,065	$12,052
12/31/2017	$11,589	$13,242	$12,174
1/31/2018	$11,791	$13,941	$12,549
2/28/2018	$11,529	$13,364	$12,224
3/31/2018	$11,509	$13,072	$12,176
4/30/2018	$11,448	$13,223	$12,165
5/31/2018	$11,559	$13,305	$12,262
6/30/2018	$11,549	$13,299	$12,230
7/31/2018	$11,710	$13,714	$12,406
8/31/2018	$11,888	$13,884	$12,547
9/30/2018	$11,888	$13,961	$12,502
10/31/2018	$11,449	$12,936	$11,870
11/30/2018	$11,572	$13,083	$12,019
12/31/2018	$11,285	$12,088	$11,540
1/31/2019	$11,735	$13,029	$12,211
2/28/2019	$11,888	$13,421	$12,420
3/31/2019	$12,093	$13,597	$12,554
4/30/2019	$12,216	$14,079	$12,787
5/31/2019	$12,052	$13,267	$12,381
6/30/2019	$12,481	$14,141	$12,928
7/31/2019	$12,543	$14,211	$12,975
8/31/2019	$12,641	$13,920	$12,850
9/30/2019	$12,703	$14,217	$12,984
10/31/2019	$12,806	$14,578	$13,192
11/30/2019	$12,950	$14,984	$13,404
12/31/2019	$13,095	$15,433	$13,686
1/31/2020	$13,209	$15,339	$13,626
2/29/2020	$12,785	$14,043	$12,985
3/31/2020	$11,980	$12,184	$11,626
4/30/2020	$12,651	$13,515	$12,527
5/31/2020	$12,971	$14,168	$12,930
6/30/2020	$13,095	$14,543	$13,185
7/31/2020	$13,425	$15,239	$13,691
8/31/2020	$13,707	$16,257	$14,065
9/30/2020	$13,529	$15,696	$13,825
10/31/2020	$13,309	$15,215	$13,757
11/30/2020	$14,127	$17,160	$14,882
12/31/2020	$14,368	$17,888	$15,361
1/31/2021	$14,284	$17,710	$15,329
2/28/2021	$14,295	$18,164	$15,606
3/31/2021	$14,484	$18,768	$15,749
4/30/2021	$14,798	$19,641	$16,216
5/31/2021	$14,914	$19,924	$16,371
6/30/2021	$15,050	$20,221	$16,476
7/31/2021	$15,239	$20,583	$16,560
8/31/2021	$15,395	$21,096	$16,784
9/30/2021	$14,975	$20,220	$16,340
10/31/2021	$15,341	$21,365	$16,775
11/30/2021	$15,190	$20,897	$16,454
12/31/2021	$15,481	$21,790	$16,806
1/31/2022	$14,889	$20,637	$16,157
2/28/2022	$14,631	$20,115	$15,951
3/31/2022	$14,588	$20,667	$15,949
4/30/2022	$13,793	$18,950	$14,974
5/31/2022	$13,857	$18,965	$15,015
6/30/2022	$13,266	$17,322	$14,157
7/31/2022	$13,804	$18,697	$14,853
8/31/2022	$13,328	$17,916	$14,426
9/30/2022	$12,490	$16,250	$13,381
10/31/2022	$12,903	$17,417	$13,815
11/30/2022	$13,585	$18,628	$14,623
12/31/2022	$13,238	$17,837	$14,290
1/31/2023	$13,752	$19,099	$15,069
2/28/2023	$13,328	$18,640	$14,650
3/31/2023	$13,652	$19,216	$14,922
4/30/2023	$13,786	$19,553	$14,990
5/31/2023	$13,507	$19,358	$14,756
6/30/2023	$13,831	$20,528	$15,290
7/31/2023	$14,009	$21,218	$15,655
8/31/2023	$13,847	$20,711	$15,259
9/30/2023	$13,400	$19,818	$14,751
10/31/2023	$13,137	$19,243	$14,345
11/30/2023	$13,927	$21,047	$15,344
12/31/2023	$14,534	$22,080	$16,105
1/31/2024	$14,603	$22,345	$16,008
2/29/2024	$14,809	$23,292	$16,315
3/31/2024	$15,118	$24,041	$16,708
4/30/2024	$14,592	$23,148	$16,183
5/31/2024	$14,969	$24,181	$16,579
6/30/2024	$15,141	$24,673	$16,685
7/31/2024	$15,519	$25,108	$17,119
8/31/2024	$15,880	$25,772	$17,433
9/30/2024	$16,094	$26,244	$17,793
10/31/2024	$15,738	$25,723	$17,443
11/30/2024	$16,189	$26,904	$17,984
12/31/2024	$15,667	$26,202	$17,482
1/31/2025	$15,987	$27,127	$17,881
2/28/2025	$16,225	$26,932	$17,838
3/31/2025	$16,011	$25,733	$17,506
4/30/2025	$16,094	$25,962	$17,641
5/31/2025	$16,391	$27,498	$18,207
6/30/2025	$16,771	$28,685	$18,739
7/31/2025	$16,688	$29,054	$18,893
8/31/2025	$17,024	$29,812	$19,239
9/30/2025	$17,338	$30,770	$19,597
10/31/2025	$17,413	$31,387	$19,735
11/30/2025	$17,564	$31,475	$19,793
12/31/2025	$17,602	$31,730	$19,898

Average Annual Return [Table Text Block]
I9CE2	1 Year	5 Years	Since Inception 3/21/16
Service Class	12.35%	4.14%	5.95%
MSCI World IndexFootnote Reference(a)	21.09%	12.15%	12.53%
Dow Jones Moderate Portfolio IndexFootnote Reference(b)	13.82%	5.31%	7.29%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 405,613,708
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,026,632
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$405,613,708
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,026,632

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	49.9%
U.S. Equity Funds	37.5
International Equity Funds	12.6
Other Investment Company	1.5
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	(1.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.9%
iShares MSCI EAFE Min Vol Factor ETF	9.9
iShares MSCI USA Value Factor ETF	8.4
iShares MSCI USA Quality Factor ETF	8.2
iShares MSCI USA Momentum Factor ETF	8.0
iShares MSCI USA Min Vol Factor ETF	7.9
iShares MSCI USA Size Factor ETF	5.0
iShares MSCI Emerging Markets Min Vol Factor ETF	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167273
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 75 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	0.56%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%	[27]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 15.47%. For the same period, the Portfolio’s broad-based benchmark, the MSCI World Index, returned 21.09%. The performance benchmark, the Dow Jones Moderately Aggressive Portfolio Index, returned 16.72% over the same period.

  The Portfolio is comprised of exchange-traded funds (“ETFs”) advised by an affiliate of BlackRock Investment Management, LLC, the Portfolio’s sub-adviser.

  The equity allocation of the Portfolio is comprised entirely of “smart beta” or factor-based equity ETFs focused on rewarded risk factors in the equity asset class. These factors have shown historically to provide excess returns and/or lower risk over long investment horizons.

  Specifically, these factors include quality, value, size (smaller companies), momentum and low volatility. The Portfolio is designed to seek exposure to all five factors in U.S. equities, while primarily targeting minimum volatility exposure in non-U.S. equities.

  During the fiscal year ended December 31, 2025, all equity factors represented in the Portfolio posted positive returns and contributed to the Portfolio’s absolute performance. The top contributors to Portfolio performance in the fiscal year included the value, EAFE minimum volatility, and momentum factor funds, all of which posted strong double digit returns during the period.

  Size and U.S. minimum volatility factor funds posted positive returns in the fiscal year, but detracted from benchmark relative performance, as they underperformed their respective benchmarks during the period.

  The sole fixed income fund, which tracks the Bloomberg US Aggregate Bond Index, had positive risk-adjusted return contributions to the Portfolio, but lagged equities in a year of high returns across equity markets.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI World Index	Dow Jones Moderately Aggressive Portfolio Index
3/21/2016	$10,000	$10,000	$10,000
3/31/2016	$10,060	$10,028	$10,064
4/30/2016	$10,050	$10,186	$10,183
5/31/2016	$10,120	$10,243	$10,226
6/30/2016	$10,270	$10,129	$10,258
7/31/2016	$10,480	$10,557	$10,657
8/31/2016	$10,410	$10,565	$10,673
9/30/2016	$10,440	$10,622	$10,733
10/31/2016	$10,210	$10,416	$10,525
11/30/2016	$10,220	$10,566	$10,698
12/31/2016	$10,340	$10,819	$10,829
1/31/2017	$10,510	$11,080	$11,096
2/28/2017	$10,810	$11,387	$11,371
3/31/2017	$10,870	$11,508	$11,442
4/30/2017	$11,000	$11,679	$11,581
5/31/2017	$11,230	$11,926	$11,724
6/30/2017	$11,250	$11,972	$11,794
7/31/2017	$11,430	$12,258	$12,044
8/31/2017	$11,514	$12,275	$12,081
9/30/2017	$11,634	$12,551	$12,276
10/31/2017	$11,856	$12,788	$12,484
11/30/2017	$12,097	$13,065	$12,739
12/31/2017	$12,197	$13,242	$12,895
1/31/2018	$12,590	$13,941	$13,427
2/28/2018	$12,248	$13,364	$12,988
3/31/2018	$12,167	$13,072	$12,886
4/30/2018	$12,137	$13,223	$12,915
5/31/2018	$12,268	$13,305	$13,053
6/30/2018	$12,248	$13,299	$13,017
7/31/2018	$12,519	$13,714	$13,273
8/31/2018	$12,770	$13,884	$13,463
9/30/2018	$12,811	$13,961	$13,428
10/31/2018	$12,149	$12,936	$12,529
11/30/2018	$12,312	$13,083	$12,729
12/31/2018	$11,721	$12,088	$11,950
1/31/2019	$12,363	$13,029	$12,861
2/28/2019	$12,628	$13,421	$13,175
3/31/2019	$12,821	$13,597	$13,301
4/30/2019	$13,035	$14,079	$13,644
5/31/2019	$12,648	$13,267	$12,990
6/30/2019	$13,270	$14,141	$13,695
7/31/2019	$13,341	$14,211	$13,758
8/31/2019	$13,323	$13,920	$13,489
9/30/2019	$13,457	$14,217	$13,706
10/31/2019	$13,623	$14,578	$13,980
11/30/2019	$13,860	$14,984	$14,291
12/31/2019	$14,097	$15,433	$14,679
1/31/2020	$14,139	$15,339	$14,529
2/29/2020	$13,344	$14,043	$13,586
3/31/2020	$12,074	$12,184	$11,777
4/30/2020	$13,003	$13,515	$12,940
5/31/2020	$13,457	$14,168	$13,479
6/30/2020	$13,592	$14,543	$13,805
7/31/2020	$14,025	$15,239	$14,418
8/31/2020	$14,524	$16,257	$14,976
9/30/2020	$14,261	$15,696	$14,636
10/31/2020	$13,957	$15,215	$14,547
11/30/2020	$15,165	$17,160	$16,091
12/31/2020	$15,544	$17,888	$16,754
1/31/2021	$15,470	$17,710	$16,748
2/28/2021	$15,617	$18,164	$17,241
3/31/2021	$15,995	$18,768	$17,537
4/30/2021	$16,458	$19,641	$18,183
5/31/2021	$16,647	$19,924	$18,393
6/30/2021	$16,815	$20,221	$18,550
7/31/2021	$17,046	$20,583	$18,608
8/31/2021	$17,327	$21,096	$18,965
9/30/2021	$16,709	$20,220	$18,368
10/31/2021	$17,316	$21,365	$19,041
11/30/2021	$17,045	$20,897	$18,553
12/31/2021	$17,554	$21,790	$19,109
1/31/2022	$16,742	$20,637	$18,238
2/28/2022	$16,395	$20,115	$17,994
3/31/2022	$16,568	$20,667	$18,167
4/30/2022	$15,517	$18,950	$16,938
5/31/2022	$15,593	$18,965	$16,975
6/30/2022	$14,694	$17,322	$15,762
7/31/2022	$15,420	$18,697	$16,723
8/31/2022	$14,854	$17,916	$16,261
9/30/2022	$13,760	$16,250	$14,899
10/31/2022	$14,543	$17,417	$15,624
11/30/2022	$15,406	$18,628	$16,652
12/31/2022	$14,911	$17,837	$16,130
1/31/2023	$15,521	$19,099	$17,166
2/28/2023	$15,015	$18,640	$16,682
3/31/2023	$15,371	$19,216	$16,941
4/30/2023	$15,567	$19,553	$17,013
5/31/2023	$15,176	$19,358	$16,733
6/30/2023	$15,751	$20,528	$17,555
7/31/2023	$16,073	$21,218	$18,110
8/31/2023	$15,830	$20,711	$17,598
9/30/2023	$15,286	$19,818	$16,966
10/31/2023	$14,959	$19,243	$16,410
11/30/2023	$15,975	$21,047	$17,692
12/31/2023	$16,714	$22,080	$18,645
1/31/2024	$16,847	$22,345	$18,544
2/29/2024	$17,331	$23,292	$19,111
3/31/2024	$17,803	$24,041	$19,689
4/30/2024	$17,101	$23,148	$19,012
5/31/2024	$17,633	$24,181	$19,551
6/30/2024	$17,863	$24,673	$19,681
7/31/2024	$18,311	$25,108	$20,210
8/31/2024	$18,834	$25,772	$20,579
9/30/2024	$19,075	$26,244	$21,054
10/31/2024	$18,707	$25,723	$20,659
11/30/2024	$19,392	$26,904	$21,483
12/31/2024	$18,618	$26,202	$20,740
1/31/2025	$19,151	$27,127	$21,353
2/28/2025	$19,379	$26,932	$21,206
3/31/2025	$19,012	$25,733	$20,650
4/30/2025	$19,126	$25,962	$20,795
5/31/2025	$19,722	$27,498	$21,698
6/30/2025	$20,267	$28,685	$22,485
7/31/2025	$20,153	$29,054	$22,743
8/31/2025	$20,643	$29,812	$23,249
9/30/2025	$21,105	$30,770	$23,793
10/31/2025	$21,187	$31,387	$23,995
11/30/2025	$21,390	$31,475	$24,064
12/31/2025	$21,499	$31,730	$24,209

Average Annual Return [Table Text Block]
I9CF2	1 Year	5 Years	Since Inception 3/21/16
Service Class	15.47%	6.70%	8.14%
MSCI World IndexFootnote Reference(a)	21.09%	12.15%	12.53%
Dow Jones Moderately Aggressive Portfolio IndexFootnote Reference(b)	16.72%	7.64%	9.46%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 149,965,427
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 373,413
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$149,965,427
Number of Portfolio Holdings	9
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (net of waivers and reimbursements)	$373,413

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	56.4%
U.S. Fixed Income Funds	24.9
International Equity Funds	18.7
Other Investment Company	0.3
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	24.9%
iShares MSCI EAFE Min Vol Factor ETF	14.9
iShares MSCI USA Quality Factor ETF	12.4
iShares MSCI USA Value Factor ETF	12.4
iShares MSCI USA Min Vol Factor ETF	12.4
iShares MSCI USA Momentum Factor ETF	11.9
iShares MSCI USA Size Factor ETF	7.3
iShares MSCI Emerging Markets Min Vol Factor ETF	4.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074412
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$52	0.49%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%	[28]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 13.23%. For the same period, the Portfolio’s broad-based benchmark, the MSCI All Country World Index, returned 22.34%. The performance benchmark, the Transamerica BlackRock iShares Tactical - Balanced VP Blended Benchmark, returned 14.71% over the same period.

  The Portfolio underperformed its blended benchmark, consisting of the MSCI All Country World Index (50%) and Bloomberg US Aggregate Bond Index (50%), during the fiscal year ended December 31, 2025.

  Active asset allocation detracted from performance during the fiscal year, with the majority of the underperformance coming from fixed income positioning.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. An underweight to U.S. equities detracted from performance.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI All Country World Index	Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,762	$9,397	$9,646
2/29/2016	$9,735	$9,332	$9,646
3/31/2016	$10,115	$10,024	$10,150
4/30/2016	$10,212	$10,172	$10,243
5/31/2016	$10,265	$10,185	$10,336
6/30/2016	$10,353	$10,123	$10,383
7/31/2016	$10,635	$10,559	$10,720
8/31/2016	$10,636	$10,595	$10,733
9/30/2016	$10,618	$10,660	$10,747
10/31/2016	$10,423	$10,479	$10,548
11/30/2016	$10,414	$10,558	$10,667
12/31/2016	$10,565	$10,786	$10,852
1/31/2017	$10,654	$11,081	$11,014
2/28/2017	$10,875	$11,392	$11,299
3/31/2017	$10,866	$11,532	$11,349
4/30/2017	$10,982	$11,711	$11,491
5/31/2017	$11,124	$11,970	$11,663
6/30/2017	$11,168	$12,024	$11,723
7/31/2017	$11,292	$12,360	$11,912
8/31/2017	$11,370	$12,408	$11,966
9/30/2017	$11,483	$12,647	$12,149
10/31/2017	$11,605	$12,910	$12,329
11/30/2017	$11,764	$13,160	$12,556
12/31/2017	$11,877	$13,372	$12,684
1/31/2018	$12,158	$14,127	$13,108
2/28/2018	$11,755	$13,533	$12,694
3/31/2018	$11,652	$13,244	$12,541
4/30/2018	$11,595	$13,370	$12,575
5/31/2018	$11,736	$13,387	$12,755
6/30/2018	$11,745	$13,314	$12,765
7/31/2018	$11,933	$13,716	$13,066
8/31/2018	$12,123	$13,824	$13,296
9/30/2018	$12,081	$13,884	$13,303
10/31/2018	$11,473	$12,843	$12,563
11/30/2018	$11,536	$13,031	$12,717
12/31/2018	$11,075	$12,113	$12,060
1/31/2019	$11,631	$13,070	$12,781
2/28/2019	$11,819	$13,419	$13,062
3/31/2019	$12,050	$13,588	$13,293
4/30/2019	$12,312	$14,047	$13,641
5/31/2019	$11,966	$13,214	$13,158
6/30/2019	$12,511	$14,079	$13,854
7/31/2019	$12,584	$14,120	$13,942
8/31/2019	$12,669	$13,785	$13,919
9/30/2019	$12,732	$14,075	$14,083
10/31/2019	$12,890	$14,460	$14,339
11/30/2019	$13,090	$14,813	$14,651
12/31/2019	$13,279	$15,335	$14,948
1/31/2020	$13,416	$15,166	$15,007
2/29/2020	$13,185	$13,941	$14,234
3/31/2020	$12,532	$12,059	$12,855
4/30/2020	$12,995	$13,351	$13,997
5/31/2020	$13,216	$13,931	$14,488
6/30/2020	$13,416	$14,376	$14,777
7/31/2020	$13,700	$15,137	$15,384
8/31/2020	$13,951	$16,063	$16,022
9/30/2020	$13,765	$15,545	$15,626
10/31/2020	$13,672	$15,167	$15,304
11/30/2020	$14,242	$17,037	$16,720
12/31/2020	$14,498	$17,828	$17,233
1/31/2021	$14,440	$17,747	$17,088
2/28/2021	$14,370	$18,158	$17,320
3/31/2021	$14,370	$18,643	$17,668
4/30/2021	$14,778	$19,458	$18,298
5/31/2021	$14,836	$19,761	$18,487
6/30/2021	$15,057	$20,021	$18,775
7/31/2021	$15,290	$20,159	$19,076
8/31/2021	$15,471	$20,664	$19,426
9/30/2021	$14,956	$19,810	$18,786
10/31/2021	$15,395	$20,821	$19,574
11/30/2021	$15,320	$20,320	$19,367
12/31/2021	$15,458	$21,133	$19,947
1/31/2022	$14,717	$20,095	$19,015
2/28/2022	$14,428	$19,576	$18,608
3/31/2022	$14,240	$20,000	$18,815
4/30/2022	$13,399	$18,399	$17,437
5/31/2022	$13,449	$18,420	$17,495
6/30/2022	$12,871	$16,868	$16,360
7/31/2022	$13,386	$18,046	$17,444
8/31/2022	$12,918	$17,381	$16,791
9/30/2022	$12,149	$15,717	$15,455
10/31/2022	$12,219	$16,666	$16,210
11/30/2022	$12,764	$17,958	$17,174
12/31/2022	$12,456	$17,252	$16,592
1/31/2023	$13,029	$18,488	$17,582
2/28/2023	$12,694	$17,958	$17,136
3/31/2023	$12,918	$18,512	$17,638
4/30/2023	$13,029	$18,778	$17,871
5/31/2023	$12,890	$18,577	$17,709
6/30/2023	$13,253	$19,656	$18,483
7/31/2023	$13,477	$20,375	$18,911
8/31/2023	$13,201	$19,806	$18,551
9/30/2023	$12,621	$18,987	$17,787
10/31/2023	$12,309	$18,416	$17,323
11/30/2023	$13,088	$20,116	$18,717
12/31/2023	$13,825	$21,082	$19,660
1/31/2024	$13,811	$21,206	$19,775
2/29/2024	$14,051	$22,116	$20,320
3/31/2024	$14,391	$22,810	$20,849
4/30/2024	$13,811	$22,057	$20,086
5/31/2024	$14,278	$22,953	$20,759
6/30/2024	$14,476	$23,464	$21,142
7/31/2024	$14,717	$23,843	$21,529
8/31/2024	$14,981	$24,448	$22,004
9/30/2024	$15,232	$25,016	$22,451
10/31/2024	$14,952	$24,455	$21,931
11/30/2024	$15,349	$25,370	$22,575
12/31/2024	$15,055	$24,769	$22,090
1/31/2025	$15,335	$25,600	$22,644
2/28/2025	$15,393	$25,446	$22,698
3/31/2025	$15,055	$24,441	$22,073
4/30/2025	$15,099	$24,669	$22,243
5/31/2025	$15,541	$26,087	$23,090
6/30/2025	$15,967	$27,258	$23,922
7/31/2025	$16,041	$27,628	$24,131
8/31/2025	$16,347	$28,310	$24,634
9/30/2025	$16,712	$29,336	$25,340
10/31/2025	$16,925	$29,992	$25,784
11/30/2025	$16,971	$29,989	$25,830
12/31/2025	$17,047	$30,302	$26,007

Average Annual Return [Table Text Block]
IXFN1	1 Year	5 Years	10 Years
Initial Class	13.23%	3.29%	5.48%
MSCI All Country World IndexFootnote Reference(a)	22.34%	11.19%	11.72%
Transamerica BlackRock iShares Tactical - Balanced VP Blended BenchmarkFootnote Reference(b)	14.71%	5.68%	7.83%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 310,705,670
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,427,098
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$310,705,670
Number of Portfolio Holdings	13
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,427,098

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	44.6%
U.S. Equity Funds	30.0
International Equity Funds	21.0
Other Investment Company	7.9
Repurchase Agreements	4.0
Net Other Assets (Liabilities)Footnote Reference^	(7.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares 0-1 Year Treasury Bond ETF	23.6%
iShares Core S&P Total U.S. Stock Market ETF	19.0
iShares Core U.S. Aggregate Bond ETF	13.8
iShares Core S&P 500 ETF	11.0
iShares Broad USD Investment Grade Corporate Bond ETF	6.1
iShares Core MSCI EAFE ETF	5.9
iShares MSCI EAFE ETF	5.1
iShares MSCI Emerging Markets ETF	3.1
iShares MSCI Japan ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.4

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective August 1, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated June 16, 2025, the following occurred:

  Transamerica Asset Management, Inc. (“TAM”), the Portfolio’s investment manager, contractually agreed, through May 1, 2026, to waive an additional 0.03% of the Portfolio’s management fee. This amount waived by TAM is not subject to recapture; and

  The Portfolio’s Annual Fund Operating Expenses were restated to reflect the additional management fee waiver and resulting lower Portfolio expenses.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated June 16, 2025, the following occurred:

  Transamerica Asset Management, Inc. (“TAM”), the Portfolio’s investment manager, contractually agreed, through May 1, 2026, to waive an additional 0.03% of the Portfolio’s management fee. This amount waived by TAM is not subject to recapture; and

  The Portfolio’s Annual Fund Operating Expenses were restated to reflect the additional management fee waiver and resulting lower Portfolio expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074411
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.74%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%	[29]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 13.00%. For the same period, the Portfolio’s broad-based benchmark, the MSCI All Country World Index, returned 22.34%. The performance benchmark, the Transamerica BlackRock iShares Tactical - Balanced VP Blended Benchmark, returned 14.71% over the same period.

  The Portfolio underperformed its blended benchmark, consisting of the MSCI All Country World Index (50%) and Bloomberg US Aggregate Bond Index (50%), during the fiscal year ended December 31, 2025.

  Active asset allocation detracted from performance during the fiscal year, with the majority of the underperformance coming from fixed income positioning.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. An underweight to U.S. equities detracted from performance.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,750	$9,397	$9,646
2/29/2016	$9,732	$9,332	$9,646
3/31/2016	$10,107	$10,024	$10,150
4/30/2016	$10,196	$10,172	$10,243
5/31/2016	$10,250	$10,185	$10,336
6/30/2016	$10,339	$10,123	$10,383
7/31/2016	$10,616	$10,559	$10,720
8/31/2016	$10,619	$10,595	$10,733
9/30/2016	$10,601	$10,660	$10,747
10/31/2016	$10,395	$10,479	$10,548
11/30/2016	$10,386	$10,558	$10,667
12/31/2016	$10,538	$10,786	$10,852
1/31/2017	$10,619	$11,081	$11,014
2/28/2017	$10,833	$11,392	$11,299
3/31/2017	$10,833	$11,532	$11,349
4/30/2017	$10,950	$11,711	$11,491
5/31/2017	$11,084	$11,970	$11,663
6/30/2017	$11,120	$12,024	$11,723
7/31/2017	$11,245	$12,360	$11,912
8/31/2017	$11,325	$12,408	$11,966
9/30/2017	$11,429	$12,647	$12,149
10/31/2017	$11,551	$12,910	$12,329
11/30/2017	$11,712	$13,160	$12,556
12/31/2017	$11,806	$13,372	$12,684
1/31/2018	$12,090	$14,127	$13,108
2/28/2018	$11,684	$13,533	$12,694
3/31/2018	$11,589	$13,244	$12,541
4/30/2018	$11,523	$13,370	$12,575
5/31/2018	$11,665	$13,387	$12,755
6/30/2018	$11,674	$13,314	$12,765
7/31/2018	$11,854	$13,716	$13,066
8/31/2018	$12,042	$13,824	$13,296
9/30/2018	$12,000	$13,884	$13,303
10/31/2018	$11,388	$12,843	$12,563
11/30/2018	$11,451	$13,031	$12,717
12/31/2018	$10,987	$12,113	$12,060
1/31/2019	$11,536	$13,070	$12,781
2/28/2019	$11,726	$13,419	$13,062
3/31/2019	$11,947	$13,588	$13,293
4/30/2019	$12,211	$14,047	$13,641
5/31/2019	$11,863	$13,214	$13,158
6/30/2019	$12,400	$14,079	$13,854
7/31/2019	$12,464	$14,120	$13,942
8/31/2019	$12,547	$13,785	$13,919
9/30/2019	$12,611	$14,075	$14,083
10/31/2019	$12,769	$14,460	$14,339
11/30/2019	$12,959	$14,813	$14,651
12/31/2019	$13,149	$15,335	$14,948
1/31/2020	$13,276	$15,166	$15,007
2/29/2020	$13,054	$13,941	$14,234
3/31/2020	$12,399	$12,059	$12,855
4/30/2020	$12,854	$13,351	$13,997
5/31/2020	$13,065	$13,931	$14,488
6/30/2020	$13,255	$14,376	$14,777
7/31/2020	$13,540	$15,137	$15,384
8/31/2020	$13,789	$16,063	$16,022
9/30/2020	$13,602	$15,545	$15,626
10/31/2020	$13,497	$15,167	$15,304
11/30/2020	$14,057	$17,037	$16,720
12/31/2020	$14,314	$17,828	$17,233
1/31/2021	$14,256	$17,747	$17,088
2/28/2021	$14,186	$18,158	$17,320
3/31/2021	$14,174	$18,643	$17,668
4/30/2021	$14,582	$19,458	$18,298
5/31/2021	$14,629	$19,761	$18,487
6/30/2021	$14,839	$20,021	$18,775
7/31/2021	$15,072	$20,159	$19,076
8/31/2021	$15,254	$20,664	$19,426
9/30/2021	$14,737	$19,810	$18,786
10/31/2021	$15,166	$20,821	$19,574
11/30/2021	$15,090	$20,320	$19,367
12/31/2021	$15,229	$21,133	$19,947
1/31/2022	$14,498	$20,095	$19,015
2/28/2022	$14,195	$19,576	$18,608
3/31/2022	$14,006	$20,000	$18,815
4/30/2022	$13,186	$18,399	$17,437
5/31/2022	$13,237	$18,420	$17,495
6/30/2022	$12,657	$16,868	$16,360
7/31/2022	$13,174	$18,046	$17,444
8/31/2022	$12,698	$17,381	$16,791
9/30/2022	$11,941	$15,717	$15,455
10/31/2022	$11,997	$16,666	$16,210
11/30/2022	$12,544	$17,958	$17,174
12/31/2022	$12,236	$17,252	$16,592
1/31/2023	$12,796	$18,488	$17,582
2/28/2023	$12,460	$17,958	$17,136
3/31/2023	$12,684	$18,512	$17,638
4/30/2023	$12,796	$18,778	$17,871
5/31/2023	$12,642	$18,577	$17,709
6/30/2023	$12,993	$19,656	$18,483
7/31/2023	$13,217	$20,375	$18,911
8/31/2023	$12,945	$19,806	$18,551
9/30/2023	$12,364	$18,987	$17,787
10/31/2023	$12,067	$18,416	$17,323
11/30/2023	$12,831	$20,116	$18,717
12/31/2023	$13,539	$21,082	$19,660
1/31/2024	$13,539	$21,206	$19,775
2/29/2024	$13,766	$22,116	$20,320
3/31/2024	$14,092	$22,810	$20,849
4/30/2024	$13,525	$22,057	$20,086
5/31/2024	$13,978	$22,953	$20,759
6/30/2024	$14,163	$23,464	$21,142
7/31/2024	$14,403	$23,843	$21,529
8/31/2024	$14,657	$24,448	$22,004
9/30/2024	$14,892	$25,016	$22,451
10/31/2024	$14,628	$24,455	$21,931
11/30/2024	$15,010	$25,370	$22,575
12/31/2024	$14,716	$24,769	$22,090
1/31/2025	$14,980	$25,600	$22,644
2/28/2025	$15,039	$25,446	$22,698
3/31/2025	$14,716	$24,441	$22,073
4/30/2025	$14,745	$24,669	$22,243
5/31/2025	$15,171	$26,087	$23,090
6/30/2025	$15,583	$27,258	$23,922
7/31/2025	$15,656	$27,628	$24,131
8/31/2025	$15,962	$28,310	$24,634
9/30/2025	$16,295	$29,336	$25,340
10/31/2025	$16,508	$29,992	$25,784
11/30/2025	$16,553	$29,989	$25,830
12/31/2025	$16,629	$30,302	$26,007

Average Annual Return [Table Text Block]
IXFN2	1 Year	5 Years	10 Years
Service Class	13.00%	3.04%	5.22%
MSCI All Country World IndexFootnote Reference(a)	22.34%	11.19%	11.72%
Transamerica BlackRock iShares Tactical - Balanced VP Blended BenchmarkFootnote Reference(b)	14.71%	5.68%	7.83%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 310,705,670
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,427,098
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$310,705,670
Number of Portfolio Holdings	13
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,427,098

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	44.6%
U.S. Equity Funds	30.0
International Equity Funds	21.0
Other Investment Company	7.9
Repurchase Agreements	4.0
Net Other Assets (Liabilities)Footnote Reference^	(7.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares 0-1 Year Treasury Bond ETF	23.6%
iShares Core S&P Total U.S. Stock Market ETF	19.0
iShares Core U.S. Aggregate Bond ETF	13.8
iShares Core S&P 500 ETF	11.0
iShares Broad USD Investment Grade Corporate Bond ETF	6.1
iShares Core MSCI EAFE ETF	5.9
iShares MSCI EAFE ETF	5.1
iShares MSCI Emerging Markets ETF	3.1
iShares MSCI Japan ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.4

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective August 1, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated June 16, 2025, the following occurred:

  Transamerica Asset Management, Inc. (“TAM”), the Portfolio’s investment manager, contractually agreed, through May 1, 2026, to waive an additional 0.03% of the Portfolio’s management fee. This amount waived by TAM is not subject to recapture; and

  The Portfolio’s Annual Fund Operating Expenses were restated to reflect the additional management fee waiver and resulting lower Portfolio expenses.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated June 16, 2025, the following occurred:

  Transamerica Asset Management, Inc. (“TAM”), the Portfolio’s investment manager, contractually agreed, through May 1, 2026, to waive an additional 0.03% of the Portfolio’s management fee. This amount waived by TAM is not subject to recapture; and

  The Portfolio’s Annual Fund Operating Expenses were restated to reflect the additional management fee waiver and resulting lower Portfolio expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074416
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$54	0.51%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%	[30]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 11.03%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Transamerica BlackRock iShares Tactical - Conservative VP Blended Benchmark, returned 12.46% over the same period.

  The Portfolio underperformed its blended benchmark, consisting of the MSCI All Country World Index (35%) and Bloomberg US Aggregate Bond Index (65%), during the fiscal year ended December 31, 2025.

  Active asset allocation detracted from performance during the fiscal year, with the majority of the underperformance coming from fixed income positioning.

  Within the asset allocation strategy, an equity overweight contributed to performance during the period, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the latter part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the period, also contributed to performance. However, an underweight to U.S. equities detracted from performance.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the Portfolio’s sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	Transamerica BlackRock iShares Tactical - Conservative VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,864	$10,138	$9,896
2/29/2016	$9,828	$10,210	$9,956
3/31/2016	$10,163	$10,303	$10,295
4/30/2016	$10,244	$10,343	$10,370
5/31/2016	$10,299	$10,345	$10,428
6/30/2016	$10,452	$10,531	$10,603
7/31/2016	$10,697	$10,598	$10,838
8/31/2016	$10,704	$10,586	$10,841
9/30/2016	$10,677	$10,580	$10,826
10/31/2016	$10,485	$10,499	$10,645
11/30/2016	$10,422	$10,250	$10,565
12/31/2016	$10,522	$10,265	$10,672
1/31/2017	$10,604	$10,285	$10,760
2/28/2017	$10,804	$10,354	$10,953
3/31/2017	$10,795	$10,349	$10,960
4/30/2017	$10,904	$10,428	$11,077
5/31/2017	$11,032	$10,509	$11,203
6/30/2017	$11,068	$10,498	$11,252
7/31/2017	$11,168	$10,543	$11,359
8/31/2017	$11,266	$10,638	$11,450
9/30/2017	$11,333	$10,587	$11,511
10/31/2017	$11,429	$10,593	$11,603
11/30/2017	$11,553	$10,580	$11,716
12/31/2017	$11,648	$10,628	$11,816
1/31/2018	$11,820	$10,506	$11,928
2/28/2018	$11,505	$10,406	$11,652
3/31/2018	$11,457	$10,473	$11,640
4/30/2018	$11,371	$10,395	$11,589
5/31/2018	$11,524	$10,469	$11,743
6/30/2018	$11,533	$10,456	$11,737
7/31/2018	$11,677	$10,459	$11,879
8/31/2018	$11,856	$10,526	$12,043
9/30/2018	$11,793	$10,458	$11,986
10/31/2018	$11,307	$10,376	$11,562
11/30/2018	$11,381	$10,438	$11,666
12/31/2018	$11,075	$10,629	$11,474
1/31/2019	$11,529	$10,742	$11,910
2/28/2019	$11,687	$10,736	$12,040
3/31/2019	$11,920	$10,942	$12,296
4/30/2019	$12,120	$10,945	$12,456
5/31/2019	$11,930	$11,139	$12,375
6/30/2019	$12,384	$11,279	$12,814
7/31/2019	$12,447	$11,304	$12,878
8/31/2019	$12,650	$11,597	$13,129
9/30/2019	$12,650	$11,535	$13,138
10/31/2019	$12,777	$11,570	$13,269
11/30/2019	$12,936	$11,564	$13,419
12/31/2019	$13,053	$11,556	$13,528
1/31/2020	$13,275	$11,778	$13,751
2/29/2020	$13,191	$11,990	$13,569
3/31/2020	$12,629	$11,920	$12,782
4/30/2020	$13,042	$12,132	$13,544
5/31/2020	$13,233	$12,188	$13,822
6/30/2020	$13,445	$12,265	$14,029
7/31/2020	$13,763	$12,448	$14,506
8/31/2020	$13,890	$12,348	$14,687
9/30/2020	$13,775	$12,341	$14,498
10/31/2020	$13,683	$12,286	$14,313
11/30/2020	$14,156	$12,406	$15,113
12/31/2020	$14,387	$12,423	$15,362
1/31/2021	$14,283	$12,334	$15,211
2/28/2021	$14,110	$12,156	$15,158
3/31/2021	$14,017	$12,005	$15,157
4/30/2021	$14,363	$12,099	$15,507
5/31/2021	$14,433	$12,139	$15,619
6/30/2021	$14,663	$12,224	$15,871
7/31/2021	$14,894	$12,361	$16,109
8/31/2021	$15,024	$12,337	$16,240
9/30/2021	$14,605	$12,230	$15,865
10/31/2021	$14,923	$12,227	$16,234
11/30/2021	$14,897	$12,263	$16,201
12/31/2021	$15,024	$12,232	$16,398
1/31/2022	$14,428	$11,968	$15,755
2/28/2022	$14,161	$11,835	$15,484
3/31/2022	$13,933	$11,506	$15,334
4/30/2022	$13,197	$11,069	$14,374
5/31/2022	$13,210	$11,141	$14,418
6/30/2022	$12,778	$10,966	$13,819
7/31/2022	$13,210	$11,234	$14,468
8/31/2022	$12,836	$10,917	$13,992
9/30/2022	$12,192	$10,445	$13,090
10/31/2022	$12,110	$10,310	$13,314
11/30/2022	$12,562	$10,689	$13,978
12/31/2022	$12,452	$10,641	$13,673
1/31/2023	$12,946	$10,968	$14,341
2/28/2023	$12,617	$10,684	$13,940
3/31/2023	$12,863	$10,956	$14,337
4/30/2023	$12,946	$11,022	$14,462
5/31/2023	$12,795	$10,902	$14,296
6/30/2023	$12,987	$10,863	$14,614
7/31/2023	$13,137	$10,856	$14,773
8/31/2023	$12,908	$10,786	$14,559
9/30/2023	$12,379	$10,512	$14,023
10/31/2023	$12,143	$10,346	$13,688
11/30/2023	$12,741	$10,815	$14,610
12/31/2023	$13,395	$11,229	$15,334
1/31/2024	$13,339	$11,198	$15,324
2/29/2024	$13,450	$11,040	$15,429
3/31/2024	$13,729	$11,142	$15,709
4/30/2024	$13,228	$10,860	$15,169
5/31/2024	$13,603	$11,044	$15,552
6/30/2024	$13,770	$11,149	$15,769
7/31/2024	$14,021	$11,409	$16,097
8/31/2024	$14,255	$11,573	$16,391
9/30/2024	$14,471	$11,728	$16,666
10/31/2024	$14,197	$11,437	$16,267
11/30/2024	$14,515	$11,558	$16,592
12/31/2024	$14,255	$11,369	$16,278
1/31/2025	$14,457	$11,430	$16,525
2/28/2025	$14,573	$11,681	$16,726
3/31/2025	$14,341	$11,685	$16,499
4/30/2025	$14,356	$11,731	$16,595
5/31/2025	$14,645	$11,647	$16,852
6/30/2025	$14,977	$11,826	$17,285
7/31/2025	$15,021	$11,795	$17,338
8/31/2025	$15,272	$11,936	$17,622
9/30/2025	$15,557	$12,067	$17,971
10/31/2025	$15,722	$12,142	$18,184
11/30/2025	$15,767	$12,217	$18,257
12/31/2025	$15,827	$12,199	$18,306

Average Annual Return [Table Text Block]
IXFM1	1 Year	5 Years	10 Years
Initial Class	11.03%	1.93%	4.70%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Transamerica BlackRock iShares Tactical - Conservative VP Blended BenchmarkFootnote Reference(b)	12.46%	3.57%	6.23%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2025
AssetsNet	$ 151,965,880
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 702,524
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$151,965,880
Number of Portfolio Holdings	13
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (net of waivers and reimbursements)	$702,524

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	59.6%
Other Investment Company	21.9
U.S. Equity Funds	20.6
International Equity Funds	15.9
Repurchase Agreements	4.1
Net Other Assets (Liabilities)Footnote Reference^	(22.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	26.9%
iShares 0-1 Year Treasury Bond ETF	23.7
iShares Core S&P Total U.S. Stock Market ETF	13.8
iShares Broad USD Investment Grade Corporate Bond ETF	8.0
iShares Core S&P 500 ETF	6.8
iShares Core MSCI EAFE ETF	4.2
iShares MSCI EAFE ETF	3.5
iShares MSCI Japan ETF	3.0
iShares Core MSCI Emerging Markets ETF	2.1
iShares MSCI Emerging Markets ETF	1.8

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available by May 1, 2026.

Effective August 1, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated June 16, 2025, the following occurred:

  Transamerica Asset Management, Inc. (“TAM”), the Portfolio’s investment manager, contractually agreed, through May 1, 2026, to waive an additional 0.04% of the Portfolio’s management fee. This arrangement is not subject to recapture; and

  The Portfolio’s Annual Fund Operating Expenses were restated to reflect the additional management fee waiver and resulting lower Portfolio expenses.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated June 16, 2025, the following occurred:

  Transamerica Asset Management, Inc. (“TAM”), the Portfolio’s investment manager, contractually agreed, through May 1, 2026, to waive an additional 0.04% of the Portfolio’s management fee. This arrangement is not subject to recapture; and

  The Portfolio’s Annual Fund Operating Expenses were restated to reflect the additional management fee waiver and resulting lower Portfolio expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074415
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$80	0.76%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%	[31]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 10.65%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Transamerica BlackRock iShares Tactical - Conservative VP Blended Benchmark, returned 12.46% over the same period.

  The Portfolio underperformed its blended benchmark, consisting of the MSCI All Country World Index (35%) and Bloomberg US Aggregate Bond Index (65%), during the fiscal year ended December 31, 2025.

  Active asset allocation detracted from performance during the fiscal year, with the majority of the underperformance coming from fixed income positioning.

  Within the asset allocation strategy, an equity overweight contributed to performance during the period, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the latter part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the period, also contributed to performance. However, an underweight to U.S. equities detracted from performance.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the Portfolio’s sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Transamerica BlackRock iShares Tactical - Conservative VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,854	$10,138	$9,896
2/29/2016	$9,826	$10,210	$9,956
3/31/2016	$10,155	$10,303	$10,295
4/30/2016	$10,237	$10,343	$10,370
5/31/2016	$10,283	$10,345	$10,428
6/30/2016	$10,438	$10,531	$10,603
7/31/2016	$10,685	$10,598	$10,838
8/31/2016	$10,681	$10,586	$10,841
9/30/2016	$10,663	$10,580	$10,826
10/31/2016	$10,470	$10,499	$10,645
11/30/2016	$10,397	$10,250	$10,565
12/31/2016	$10,498	$10,265	$10,672
1/31/2017	$10,571	$10,285	$10,760
2/28/2017	$10,773	$10,354	$10,953
3/31/2017	$10,754	$10,349	$10,960
4/30/2017	$10,864	$10,428	$11,077
5/31/2017	$10,984	$10,509	$11,203
6/30/2017	$11,029	$10,498	$11,252
7/31/2017	$11,121	$10,543	$11,359
8/31/2017	$11,215	$10,638	$11,450
9/30/2017	$11,282	$10,587	$11,511
10/31/2017	$11,378	$10,593	$11,603
11/30/2017	$11,493	$10,580	$11,716
12/31/2017	$11,589	$10,628	$11,816
1/31/2018	$11,762	$10,506	$11,928
2/28/2018	$11,435	$10,406	$11,652
3/31/2018	$11,387	$10,473	$11,640
4/30/2018	$11,311	$10,395	$11,589
5/31/2018	$11,455	$10,469	$11,743
6/30/2018	$11,464	$10,456	$11,737
7/31/2018	$11,598	$10,459	$11,879
8/31/2018	$11,777	$10,526	$12,043
9/30/2018	$11,703	$10,458	$11,986
10/31/2018	$11,226	$10,376	$11,562
11/30/2018	$11,300	$10,438	$11,666
12/31/2018	$10,992	$10,629	$11,474
1/31/2019	$11,438	$10,742	$11,910
2/28/2019	$11,597	$10,736	$12,040
3/31/2019	$11,830	$10,942	$12,296
4/30/2019	$12,021	$10,945	$12,456
5/31/2019	$11,819	$11,139	$12,375
6/30/2019	$12,275	$11,279	$12,814
7/31/2019	$12,339	$11,304	$12,878
8/31/2019	$12,531	$11,597	$13,129
9/30/2019	$12,531	$11,535	$13,138
10/31/2019	$12,658	$11,570	$13,269
11/30/2019	$12,807	$11,564	$13,419
12/31/2019	$12,923	$11,556	$13,528
1/31/2020	$13,136	$11,778	$13,751
2/29/2020	$13,051	$11,990	$13,569
3/31/2020	$12,499	$11,920	$12,782
4/30/2020	$12,902	$12,132	$13,544
5/31/2020	$13,082	$12,188	$13,822
6/30/2020	$13,295	$12,265	$14,029
7/31/2020	$13,602	$12,448	$14,506
8/31/2020	$13,729	$12,348	$14,687
9/30/2020	$13,613	$12,341	$14,498
10/31/2020	$13,521	$12,286	$14,313
11/30/2020	$13,982	$12,406	$15,113
12/31/2020	$14,202	$12,423	$15,362
1/31/2021	$14,098	$12,334	$15,211
2/28/2021	$13,936	$12,156	$15,158
3/31/2021	$13,832	$12,005	$15,157
4/30/2021	$14,178	$12,099	$15,507
5/31/2021	$14,236	$12,139	$15,619
6/30/2021	$14,467	$12,224	$15,871
7/31/2021	$14,686	$12,361	$16,109
8/31/2021	$14,812	$12,337	$16,240
9/30/2021	$14,394	$12,230	$15,865
10/31/2021	$14,698	$12,227	$16,234
11/30/2021	$14,685	$12,263	$16,201
12/31/2021	$14,799	$12,232	$16,398
1/31/2022	$14,204	$11,968	$15,755
2/28/2022	$13,950	$11,835	$15,484
3/31/2022	$13,710	$11,506	$15,334
4/30/2022	$12,988	$11,069	$14,374
5/31/2022	$13,000	$11,141	$14,418
6/30/2022	$12,569	$10,966	$13,819
7/31/2022	$12,988	$11,234	$14,468
8/31/2022	$12,622	$10,917	$13,992
9/30/2022	$11,995	$10,445	$13,090
10/31/2022	$11,899	$10,310	$13,314
11/30/2022	$12,336	$10,689	$13,978
12/31/2022	$12,240	$10,641	$13,673
1/31/2023	$12,718	$10,968	$14,341
2/28/2023	$12,390	$10,684	$13,940
3/31/2023	$12,636	$10,956	$14,337
4/30/2023	$12,704	$11,022	$14,462
5/31/2023	$12,554	$10,902	$14,296
6/30/2023	$12,745	$10,863	$14,614
7/31/2023	$12,882	$10,856	$14,773
8/31/2023	$12,670	$10,786	$14,559
9/30/2023	$12,145	$10,512	$14,023
10/31/2023	$11,910	$10,346	$13,688
11/30/2023	$12,490	$10,815	$14,610
12/31/2023	$13,126	$11,229	$15,334
1/31/2024	$13,071	$11,198	$15,324
2/29/2024	$13,181	$11,040	$15,429
3/31/2024	$13,444	$11,142	$15,709
4/30/2024	$12,960	$10,860	$15,169
5/31/2024	$13,319	$11,044	$15,552
6/30/2024	$13,485	$11,149	$15,769
7/31/2024	$13,720	$11,409	$16,097
8/31/2024	$13,956	$11,573	$16,391
9/30/2024	$14,157	$11,728	$16,666
10/31/2024	$13,885	$11,437	$16,267
11/30/2024	$14,200	$11,558	$16,592
12/31/2024	$13,942	$11,369	$16,278
1/31/2025	$14,128	$11,430	$16,525
2/28/2025	$14,243	$11,681	$16,726
3/31/2025	$14,014	$11,685	$16,499
4/30/2025	$14,028	$11,731	$16,595
5/31/2025	$14,300	$11,647	$16,852
6/30/2025	$14,630	$11,826	$17,285
7/31/2025	$14,673	$11,795	$17,338
8/31/2025	$14,909	$11,936	$17,622
9/30/2025	$15,175	$12,067	$17,971
10/31/2025	$15,338	$12,142	$18,184
11/30/2025	$15,383	$12,217	$18,257
12/31/2025	$15,427	$12,199	$18,306

Average Annual Return [Table Text Block]
IXFM2	1 Year	5 Years	10 Years
Service Class	10.65%	1.67%	4.43%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Transamerica BlackRock iShares Tactical - Conservative VP Blended BenchmarkFootnote Reference(b)	12.46%	3.57%	6.23%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2025
AssetsNet	$ 151,965,880
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 702,524
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$151,965,880
Number of Portfolio Holdings	13
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (net of waivers and reimbursements)	$702,524

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	59.6%
Other Investment Company	21.9
U.S. Equity Funds	20.6
International Equity Funds	15.9
Repurchase Agreements	4.1
Net Other Assets (Liabilities)Footnote Reference^	(22.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	26.9%
iShares 0-1 Year Treasury Bond ETF	23.7
iShares Core S&P Total U.S. Stock Market ETF	13.8
iShares Broad USD Investment Grade Corporate Bond ETF	8.0
iShares Core S&P 500 ETF	6.8
iShares Core MSCI EAFE ETF	4.2
iShares MSCI EAFE ETF	3.5
iShares MSCI Japan ETF	3.0
iShares Core MSCI Emerging Markets ETF	2.1
iShares MSCI Emerging Markets ETF	1.8

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available by May 1, 2026.

Effective August 1, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated June 16, 2025, the following occurred:

  Transamerica Asset Management, Inc. (“TAM”), the Portfolio’s investment manager, contractually agreed, through May 1, 2026, to waive an additional 0.04% of the Portfolio’s management fee. This arrangement is not subject to recapture; and

  The Portfolio’s Annual Fund Operating Expenses were restated to reflect the additional management fee waiver and resulting lower Portfolio expenses.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated June 16, 2025, the following occurred:

  Transamerica Asset Management, Inc. (“TAM”), the Portfolio’s investment manager, contractually agreed, through May 1, 2026, to waive an additional 0.04% of the Portfolio’s management fee. This arrangement is not subject to recapture; and

  The Portfolio’s Annual Fund Operating Expenses were restated to reflect the additional management fee waiver and resulting lower Portfolio expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074414
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$55	0.51%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%	[32]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 15.81%. For the same period, the Portfolio’s broad-based benchmark, the MSCI All Country World Index, returned 22.34%. The performance benchmark, the Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark, returned 17.73% over the same period.

  The Portfolio underperformed its blended benchmark, consisting of the MSCI All Country World Index (70%) and Bloomberg US Aggregate Bond Index (30%), during the fiscal year ended December 31, 2025.

  Active asset allocation detracted from performance during the fiscal year, with the majority of the underperformance coming from fixed income positioning.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. An underweight to U.S. equities detracted from performance.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI All Country World Index	Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,691	$9,397	$9,646
2/29/2016	$9,600	$9,332	$9,646
3/31/2016	$10,036	$10,024	$10,150
4/30/2016	$10,136	$10,172	$10,243
5/31/2016	$10,191	$10,185	$10,336
6/30/2016	$10,182	$10,123	$10,383
7/31/2016	$10,500	$10,559	$10,720
8/31/2016	$10,500	$10,595	$10,733
9/30/2016	$10,490	$10,660	$10,747
10/31/2016	$10,282	$10,479	$10,548
11/30/2016	$10,336	$10,558	$10,667
12/31/2016	$10,509	$10,786	$10,852
1/31/2017	$10,627	$11,081	$11,014
2/28/2017	$10,890	$11,392	$11,299
3/31/2017	$10,908	$11,532	$11,349
4/30/2017	$11,026	$11,711	$11,491
5/31/2017	$11,181	$11,970	$11,663
6/30/2017	$11,226	$12,024	$11,723
7/31/2017	$11,381	$12,360	$11,912
8/31/2017	$11,429	$12,408	$11,966
9/30/2017	$11,599	$12,647	$12,149
10/31/2017	$11,759	$12,910	$12,329
11/30/2017	$11,986	$13,160	$12,556
12/31/2017	$12,099	$13,372	$12,684
1/31/2018	$12,533	$14,127	$13,108
2/28/2018	$12,061	$13,533	$12,694
3/31/2018	$11,863	$13,244	$12,541
4/30/2018	$11,825	$13,370	$12,575
5/31/2018	$11,938	$13,387	$12,755
6/30/2018	$11,986	$13,314	$12,765
7/31/2018	$12,240	$13,716	$13,066
8/31/2018	$12,449	$13,824	$13,296
9/30/2018	$12,438	$13,884	$13,303
10/31/2018	$11,723	$12,843	$12,563
11/30/2018	$11,799	$13,031	$12,717
12/31/2018	$11,192	$12,113	$12,060
1/31/2019	$11,788	$13,070	$12,781
2/28/2019	$12,048	$13,419	$13,062
3/31/2019	$12,254	$13,588	$13,293
4/30/2019	$12,612	$14,047	$13,641
5/31/2019	$12,070	$13,214	$13,158
6/30/2019	$12,742	$14,079	$13,854
7/31/2019	$12,818	$14,120	$13,942
8/31/2019	$12,774	$13,785	$13,919
9/30/2019	$12,893	$14,075	$14,083
10/31/2019	$13,099	$14,460	$14,339
11/30/2019	$13,381	$14,813	$14,651
12/31/2019	$13,652	$15,335	$14,948
1/31/2020	$13,695	$15,166	$15,007
2/29/2020	$13,316	$13,941	$14,234
3/31/2020	$12,677	$12,059	$12,855
4/30/2020	$13,153	$13,351	$13,997
5/31/2020	$13,392	$13,931	$14,488
6/30/2020	$13,587	$14,376	$14,777
7/31/2020	$13,858	$15,137	$15,384
8/31/2020	$14,239	$16,063	$16,022
9/30/2020	$13,992	$15,545	$15,626
10/31/2020	$13,857	$15,167	$15,304
11/30/2020	$14,559	$17,037	$16,720
12/31/2020	$14,916	$17,828	$17,233
1/31/2021	$14,904	$17,747	$17,088
2/28/2021	$14,891	$18,158	$17,320
3/31/2021	$14,941	$18,643	$17,668
4/30/2021	$15,446	$19,458	$18,298
5/31/2021	$15,532	$19,761	$18,487
6/30/2021	$15,729	$20,021	$18,775
7/31/2021	$15,975	$20,159	$19,076
8/31/2021	$16,242	$20,664	$19,426
9/30/2021	$15,644	$19,810	$18,786
10/31/2021	$16,202	$20,821	$19,574
11/30/2021	$16,096	$20,320	$19,367
12/31/2021	$16,335	$21,133	$19,947
1/31/2022	$15,525	$20,095	$19,015
2/28/2022	$15,166	$19,576	$18,608
3/31/2022	$15,126	$20,000	$18,815
4/30/2022	$14,263	$18,399	$17,437
5/31/2022	$14,316	$18,420	$17,495
6/30/2022	$13,639	$16,868	$16,360
7/31/2022	$14,290	$18,046	$17,444
8/31/2022	$13,779	$17,381	$16,791
9/30/2022	$12,939	$15,717	$15,455
10/31/2022	$13,199	$16,666	$16,210
11/30/2022	$13,856	$17,958	$17,174
12/31/2022	$13,428	$17,252	$16,592
1/31/2023	$14,100	$18,488	$17,582
2/28/2023	$13,733	$17,958	$17,136
3/31/2023	$14,008	$18,512	$17,638
4/30/2023	$14,146	$18,778	$17,871
5/31/2023	$13,993	$18,577	$17,709
6/30/2023	$14,574	$19,656	$18,483
7/31/2023	$14,910	$20,375	$18,911
8/31/2023	$14,569	$19,806	$18,551
9/30/2023	$13,874	$18,987	$17,787
10/31/2023	$13,519	$18,416	$17,323
11/30/2023	$14,523	$20,116	$18,717
12/31/2023	$15,342	$21,082	$19,660
1/31/2024	$15,357	$21,206	$19,775
2/29/2024	$15,790	$22,116	$20,320
3/31/2024	$16,223	$22,810	$20,849
4/30/2024	$15,512	$22,057	$20,086
5/31/2024	$16,114	$22,953	$20,759
6/30/2024	$16,392	$23,464	$21,142
7/31/2024	$16,640	$23,843	$21,529
8/31/2024	$16,983	$24,448	$22,004
9/30/2024	$17,288	$25,016	$22,451
10/31/2024	$16,983	$24,455	$21,931
11/30/2024	$17,560	$25,370	$22,575
12/31/2024	$17,175	$24,769	$22,090
1/31/2025	$17,560	$25,600	$22,644
2/28/2025	$17,544	$25,446	$22,698
3/31/2025	$17,031	$24,441	$22,073
4/30/2025	$17,063	$24,669	$22,243
5/31/2025	$17,753	$26,087	$23,090
6/30/2025	$18,362	$27,258	$23,922
7/31/2025	$18,490	$27,628	$24,131
8/31/2025	$18,915	$28,310	$24,634
9/30/2025	$19,411	$29,336	$25,340
10/31/2025	$19,726	$29,992	$25,784
11/30/2025	$19,759	$29,989	$25,830
12/31/2025	$19,891	$30,302	$26,007

Average Annual Return [Table Text Block]
IXFL1	1 Year	5 Years	10 Years
Initial Class	15.81%	5.93%	7.12%
MSCI All Country World IndexFootnote Reference(a)	22.34%	11.19%	11.72%
Transamerica BlackRock iShares Tactical - Growth VP Blended BenchmarkFootnote Reference(b)	17.73%	8.58%	10.03%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 232,057,326
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,054,082
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$232,057,326
Number of Portfolio Holdings	12
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,054,082

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	43.1%
International Equity Funds	28.4
U.S. Fixed Income Funds	24.5
Other Investment Company	14.8
Repurchase Agreements	4.1
Net Other Assets (Liabilities)Footnote Reference^	(14.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P Total U.S. Stock Market ETF	25.2%
iShares 0-1 Year Treasury Bond ETF	23.3
iShares Core S&P 500 ETF	17.9
iShares MSCI EAFE ETF	7.9
iShares Core MSCI EAFE ETF	7.5
iShares MSCI Emerging Markets ETF	4.2
iShares Core MSCI Emerging Markets ETF	3.6
iShares MSCI Japan ETF	2.9
iShares MSCI Canada ETF	2.3
iShares Core U.S. Aggregate Bond ETF	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074413
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.76%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%	[33]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 15.58%. For the same period, the Portfolio’s broad-based benchmark, the MSCI All Country World Index, returned 22.34%. The performance benchmark, the Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark, returned 17.73% over the same period.

  The Portfolio underperformed its blended benchmark, consisting of the MSCI All Country World Index (70%) and Bloomberg US Aggregate Bond Index (30%), during the fiscal year ended December 31, 2025.

  Active asset allocation detracted from performance during the fiscal year, with the majority of the underperformance coming from fixed income positioning.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. An underweight to U.S. equities detracted from performance.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,697	$9,397	$9,646
2/29/2016	$9,605	$9,332	$9,646
3/31/2016	$10,037	$10,024	$10,150
4/30/2016	$10,129	$10,172	$10,243
5/31/2016	$10,184	$10,185	$10,336
6/30/2016	$10,175	$10,123	$10,383
7/31/2016	$10,487	$10,559	$10,720
8/31/2016	$10,487	$10,595	$10,733
9/30/2016	$10,469	$10,660	$10,747
10/31/2016	$10,257	$10,479	$10,548
11/30/2016	$10,313	$10,558	$10,667
12/31/2016	$10,487	$10,786	$10,852
1/31/2017	$10,597	$11,081	$11,014
2/28/2017	$10,864	$11,392	$11,299
3/31/2017	$10,873	$11,532	$11,349
4/30/2017	$10,993	$11,711	$11,491
5/31/2017	$11,149	$11,970	$11,663
6/30/2017	$11,186	$12,024	$11,723
7/31/2017	$11,342	$12,360	$11,912
8/31/2017	$11,384	$12,408	$11,966
9/30/2017	$11,546	$12,647	$12,149
10/31/2017	$11,708	$12,910	$12,329
11/30/2017	$11,928	$13,160	$12,556
12/31/2017	$12,042	$13,372	$12,684
1/31/2018	$12,471	$14,127	$13,108
2/28/2018	$11,994	$13,533	$12,694
3/31/2018	$11,794	$13,244	$12,541
4/30/2018	$11,756	$13,370	$12,575
5/31/2018	$11,870	$13,387	$12,755
6/30/2018	$11,918	$13,314	$12,765
7/31/2018	$12,166	$13,716	$13,066
8/31/2018	$12,375	$13,824	$13,296
9/30/2018	$12,353	$13,884	$13,303
10/31/2018	$11,642	$12,843	$12,563
11/30/2018	$11,719	$13,031	$12,717
12/31/2018	$11,117	$12,113	$12,060
1/31/2019	$11,697	$13,070	$12,781
2/28/2019	$11,960	$13,419	$13,062
3/31/2019	$12,156	$13,588	$13,293
4/30/2019	$12,518	$14,047	$13,641
5/31/2019	$11,970	$13,214	$13,158
6/30/2019	$12,638	$14,079	$13,854
7/31/2019	$12,704	$14,120	$13,942
8/31/2019	$12,660	$13,785	$13,919
9/30/2019	$12,780	$14,075	$14,083
10/31/2019	$12,977	$14,460	$14,339
11/30/2019	$13,262	$14,813	$14,651
12/31/2019	$13,513	$15,335	$14,948
1/31/2020	$13,557	$15,166	$15,007
2/29/2020	$13,174	$13,941	$14,234
3/31/2020	$12,539	$12,059	$12,855
4/30/2020	$13,021	$13,351	$13,997
5/31/2020	$13,251	$13,931	$14,488
6/30/2020	$13,437	$14,376	$14,777
7/31/2020	$13,699	$15,137	$15,384
8/31/2020	$14,082	$16,063	$16,022
9/30/2020	$13,834	$15,545	$15,626
10/31/2020	$13,684	$15,167	$15,304
11/30/2020	$14,381	$17,037	$16,720
12/31/2020	$14,742	$17,828	$17,233
1/31/2021	$14,717	$17,747	$17,088
2/28/2021	$14,704	$18,158	$17,320
3/31/2021	$14,754	$18,643	$17,668
4/30/2021	$15,239	$19,458	$18,298
5/31/2021	$15,326	$19,761	$18,487
6/30/2021	$15,513	$20,021	$18,775
7/31/2021	$15,762	$20,159	$19,076
8/31/2021	$16,019	$20,664	$19,426
9/30/2021	$15,414	$19,810	$18,786
10/31/2021	$15,978	$20,821	$19,574
11/30/2021	$15,857	$20,320	$19,367
12/31/2021	$16,099	$21,133	$19,947
1/31/2022	$15,293	$20,095	$19,015
2/28/2022	$14,944	$19,576	$18,608
3/31/2022	$14,890	$20,000	$18,815
4/30/2022	$14,043	$18,399	$17,437
5/31/2022	$14,084	$18,420	$17,495
6/30/2022	$13,425	$16,868	$16,360
7/31/2022	$14,070	$18,046	$17,444
8/31/2022	$13,554	$17,381	$16,791
9/30/2022	$12,731	$15,717	$15,455
10/31/2022	$12,980	$16,666	$16,210
11/30/2022	$13,632	$17,958	$17,174
12/31/2022	$13,197	$17,252	$16,592
1/31/2023	$13,865	$18,488	$17,582
2/28/2023	$13,492	$17,958	$17,136
3/31/2023	$13,756	$18,512	$17,638
4/30/2023	$13,896	$18,778	$17,871
5/31/2023	$13,741	$18,577	$17,709
6/30/2023	$14,299	$19,656	$18,483
7/31/2023	$14,625	$20,375	$18,911
8/31/2023	$14,285	$19,806	$18,551
9/30/2023	$13,611	$18,987	$17,787
10/31/2023	$13,267	$18,416	$17,323
11/30/2023	$14,253	$20,116	$18,717
12/31/2023	$15,036	$21,082	$19,660
1/31/2024	$15,052	$21,206	$19,775
2/29/2024	$15,475	$22,116	$20,320
3/31/2024	$15,898	$22,810	$20,849
4/30/2024	$15,193	$22,057	$20,086
5/31/2024	$15,788	$22,953	$20,759
6/30/2024	$16,055	$23,464	$21,142
7/31/2024	$16,290	$23,843	$21,529
8/31/2024	$16,611	$24,448	$22,004
9/30/2024	$16,919	$25,016	$22,451
10/31/2024	$16,611	$24,455	$21,931
11/30/2024	$17,179	$25,370	$22,575
12/31/2024	$16,789	$24,769	$22,090
1/31/2025	$17,179	$25,600	$22,644
2/28/2025	$17,147	$25,446	$22,698
3/31/2025	$16,643	$24,441	$22,073
4/30/2025	$16,676	$24,669	$22,243
5/31/2025	$17,342	$26,087	$23,090
6/30/2025	$17,942	$27,258	$23,922
7/31/2025	$18,056	$27,628	$24,131
8/31/2025	$18,468	$28,310	$24,634
9/30/2025	$18,937	$29,336	$25,340
10/31/2025	$19,238	$29,992	$25,784
11/30/2025	$19,271	$29,989	$25,830
12/31/2025	$19,405	$30,302	$26,007

Average Annual Return [Table Text Block]
IXFL2	1 Year	5 Years	10 Years
Service Class	15.58%	5.65%	6.85%
MSCI All Country World IndexFootnote Reference(a)	22.34%	11.19%	11.72%
Transamerica BlackRock iShares Tactical - Growth VP Blended BenchmarkFootnote Reference(b)	17.73%	8.58%	10.03%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 232,057,326
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,054,082
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$232,057,326
Number of Portfolio Holdings	12
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,054,082

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	43.1%
International Equity Funds	28.4
U.S. Fixed Income Funds	24.5
Other Investment Company	14.8
Repurchase Agreements	4.1
Net Other Assets (Liabilities)Footnote Reference^	(14.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P Total U.S. Stock Market ETF	25.2%
iShares 0-1 Year Treasury Bond ETF	23.3
iShares Core S&P 500 ETF	17.9
iShares MSCI EAFE ETF	7.9
iShares Core MSCI EAFE ETF	7.5
iShares MSCI Emerging Markets ETF	4.2
iShares Core MSCI Emerging Markets ETF	3.6
iShares MSCI Japan ETF	2.9
iShares MSCI Canada ETF	2.3
iShares Core U.S. Aggregate Bond ETF	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021441
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Real Estate Securities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$90	0.86%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[34]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 9.51%. For the same period, the Portfolio’s broad-based benchmark, the MSCI World Index, returned 21.09%. The performance benchmark, the S&P Developed Property Net Total Return Index, returned 10.46% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the S&P Developed Property Net Index, a benchmark of the Portfolio.

  2025 was a constructive year for global real estate securities. Through the year, the market regained appreciation for the asset class’s ability to deliver relatively stable cash flows. Easing financing costs and disciplined supply pipelines supported sentiment throughout the fiscal year. Technology continued to influence the sector, with datacenters benefiting from structural growth related to AI and cloud expansion; however, the sector underperformed as traditional public platforms struggled to capture the large-scale AI training infrastructure driving growth today.

  Regional dynamics reinforced the importance of security selection. U.S. industrial and healthcare platforms led, while office and life science assets experienced a late fiscal year rebound. Europe delivered steady progress in governance and balance sheet strength. Asia-Pacific results were mixed: Japan developers advanced on improved capital policies, while Australian markets softened as interest rate expectations shifted.

  Brookdale, American Healthcare, and Kilroy Realty supported North America's relative performance, while AvalonBay, Welltower, and Americold Realty weakened results this fiscal year. From a sector standpoint U.S. Healthcare, Office, and Billboards were beneficial, while U.S. industrials detracted.

  In APAC (Asia-Pacific), Mitsubishi Estate, Tokyu Fudosan, and Orix boosted relative performance, while Sumitomo Realty, DigiCo, and Charter Hall Group detracted. Japanese developers added value, but Australian communications, Japanese REITs, and Industrials detracted from results.

  In the EMEA region, Merlin Properties, VGP, and Unibail Rodamco contributed positively on a relative basis, while Unite Group, Cellnex, and Leg Immobilien had a negative impact. Diversified Eurozone REITs, Industrials, and Nordic REITs performed well, but UK Student Housing, Israel REITs, and Eurozone Communications were the main detractors.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI World Index	S&P Developed Property Net Total Return Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,580	$9,402	$9,561
2/29/2016	$9,540	$9,332	$9,624
3/31/2016	$10,460	$9,965	$10,534
4/30/2016	$10,379	$10,123	$10,539
5/31/2016	$10,355	$10,180	$10,538
6/30/2016	$10,702	$10,066	$10,900
7/31/2016	$11,203	$10,491	$11,427
8/31/2016	$10,859	$10,499	$11,110
9/30/2016	$10,752	$10,555	$11,022
10/31/2016	$10,128	$10,351	$10,439
11/30/2016	$9,792	$10,500	$10,183
12/31/2016	$10,062	$10,751	$10,443
1/31/2017	$10,079	$11,011	$10,525
2/28/2017	$10,366	$11,316	$10,862
3/31/2017	$10,227	$11,437	$10,726
4/30/2017	$10,333	$11,606	$10,866
5/31/2017	$10,473	$11,851	$10,991
6/30/2017	$10,555	$11,897	$11,080
7/31/2017	$10,752	$12,182	$11,300
8/31/2017	$10,784	$12,199	$11,327
9/30/2017	$10,707	$12,708	$11,261
10/31/2017	$11,022	$12,984	$11,565
12/31/2017	$11,201	$13,159	$11,715
1/31/2018	$11,295	$13,854	$11,709
2/28/2018	$10,562	$13,280	$10,937
3/31/2018	$10,733	$12,991	$11,178
4/30/2018	$10,912	$13,140	$11,378
5/31/2018	$10,852	$13,222	$11,536
6/30/2018	$10,980	$13,216	$11,654
7/31/2018	$10,988	$13,629	$11,768
8/31/2018	$11,013	$13,797	$11,834
9/30/2018	$10,854	$13,874	$11,565
10/31/2018	$10,323	$12,856	$11,103
11/30/2018	$10,649	$13,002	$11,501
12/31/2018	$10,071	$12,013	$10,898
1/31/2019	$11,162	$12,948	$12,059
2/28/2019	$11,162	$13,337	$12,027
3/31/2019	$11,601	$13,512	$12,440
4/30/2019	$11,535	$13,991	$12,264
5/31/2019	$11,545	$13,184	$12,240
6/30/2019	$11,722	$14,053	$12,445
7/31/2019	$11,731	$14,122	$12,486
8/31/2019	$12,062	$13,833	$12,725
9/30/2019	$12,298	$14,128	$13,028
10/31/2019	$12,580	$14,487	$13,345
11/30/2019	$12,495	$14,891	$13,175
12/31/2019	$12,608	$15,337	$13,263
1/31/2020	$12,825	$15,244	$13,369
2/29/2020	$11,940	$13,955	$12,304
3/31/2020	$9,691	$12,108	$9,636
4/30/2020	$10,350	$13,431	$10,335
5/31/2020	$10,585	$14,080	$10,405
6/30/2020	$10,811	$14,452	$10,625
7/31/2020	$11,112	$15,144	$10,932
8/31/2020	$11,510	$16,156	$11,277
9/30/2020	$11,146	$15,598	$10,927
10/31/2020	$10,781	$15,120	$10,597
11/30/2020	$12,086	$17,053	$11,903
12/31/2020	$12,568	$17,776	$12,325
1/31/2021	$12,521	$17,599	$12,241
2/28/2021	$12,945	$18,050	$12,613
3/31/2021	$13,344	$18,651	$12,985
4/30/2021	$14,214	$19,519	$13,775
5/31/2021	$14,450	$19,800	$14,026
6/30/2021	$14,673	$20,095	$14,194
7/31/2021	$15,143	$20,455	$14,692
8/31/2021	$15,419	$20,964	$14,915
9/30/2021	$14,672	$20,094	$14,123
10/31/2021	$15,419	$21,232	$14,890
11/30/2021	$15,082	$20,767	$14,570
12/31/2021	$15,865	$21,654	$15,492
1/31/2022	$14,973	$20,508	$14,597
2/28/2022	$14,624	$19,990	$14,260
3/31/2022	$15,142	$20,538	$14,868
4/30/2022	$14,274	$18,832	$14,077
5/31/2022	$13,504	$18,846	$13,443
6/30/2022	$12,263	$17,214	$12,278
7/31/2022	$13,239	$18,581	$13,249
8/31/2022	$12,292	$17,804	$12,438
9/30/2022	$10,718	$16,149	$10,852
10/31/2022	$10,943	$17,308	$11,175
11/30/2022	$11,830	$18,512	$11,955
12/31/2022	$11,392	$17,726	$11,617
1/31/2023	$12,442	$18,980	$12,646
2/28/2023	$11,842	$18,524	$12,057
3/31/2023	$11,467	$19,096	$11,670
4/30/2023	$11,755	$19,431	$11,890
5/31/2023	$11,330	$19,237	$11,380
6/30/2023	$11,717	$20,400	$11,734
7/31/2023	$12,142	$21,085	$12,192
8/31/2023	$11,795	$20,582	$11,818
9/30/2023	$11,144	$19,694	$11,113
10/31/2023	$10,639	$19,123	$10,591
11/30/2023	$11,781	$20,915	$11,713
12/31/2023	$12,910	$21,942	$12,826
1/31/2024	$12,326	$22,205	$12,328
2/29/2024	$12,419	$23,147	$12,298
3/31/2024	$12,738	$23,891	$12,727
4/30/2024	$12,060	$23,003	$11,995
5/31/2024	$12,485	$24,030	$12,356
6/30/2024	$12,446	$24,519	$12,384
7/31/2024	$13,189	$24,952	$13,157
8/31/2024	$13,981	$25,611	$13,972
9/30/2024	$14,374	$26,080	$14,391
10/31/2024	$13,656	$25,563	$13,670
11/30/2024	$13,981	$26,736	$13,998
12/31/2024	$13,072	$26,039	$13,046
1/31/2025	$13,303	$26,958	$13,277
2/28/2025	$13,588	$26,764	$13,558
3/31/2025	$13,235	$25,572	$13,245
4/30/2025	$13,330	$25,800	$13,390
5/31/2025	$13,710	$27,327	$13,719
6/30/2025	$13,954	$28,506	$13,882
7/31/2025	$13,737	$28,873	$13,726
8/31/2025	$14,261	$29,626	$14,337
9/30/2025	$14,399	$30,578	$14,475
10/31/2025	$14,137	$31,191	$14,252
11/30/2025	$14,523	$31,279	$14,571
12/31/2025	$14,316	$31,532	$14,410

Average Annual Return [Table Text Block]
I3FK1	1 Year	5 Years	10 Years
Initial Class	9.51%	2.64%	3.65%
MSCI World IndexFootnote Reference(a)	21.09%	12.15%	12.17%
S&P Developed Property Net Total Return IndexFootnote Reference(b)	10.46%	3.17%	3.72%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 198,359,736
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,387,709
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$198,359,736
Number of Portfolio Holdings	90
Portfolio Turnover Rate	102%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,387,709

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Real Estate	93.9%
Health Care	1.8
Information Technology	1.2
Consumer Discretionary	0.7
Communication Services	0.4
Repurchase Agreements	1.4
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Prologis, Inc., REIT	6.7%
Welltower, Inc., REIT	5.4
Equinix, Inc., REIT	4.8
Simon Property Group, Inc., REIT	3.5
AvalonBay Communities, Inc., REIT	3.4
Mitsui Fudosan Co. Ltd.	3.1
Iron Mountain, Inc., REIT	2.2
American Healthcare, Inc., REIT	2.1
Agree Realty Corp., REIT	2.1
Goodman Group, REIT	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021442
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Real Estate Securities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	1.11%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%	[35]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 9.32%. For the same period, the Portfolio’s broad-based benchmark, the MSCI World Index, returned 21.09%. The performance benchmark, the S&P Developed Property Net Total Return Index, returned 10.46% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the S&P Developed Property Net Index, a benchmark of the Portfolio.

  2025 was a constructive year for global real estate securities. Through the year, the market regained appreciation for the asset class’s ability to deliver relatively stable cash flows. Easing financing costs and disciplined supply pipelines supported sentiment throughout the fiscal year. Technology continued to influence the sector, with datacenters benefiting from structural growth related to AI and cloud expansion; however, the sector underperformed as traditional public platforms struggled to capture the large-scale AI training infrastructure driving growth today.

  Regional dynamics reinforced the importance of security selection. U.S. industrial and healthcare platforms led, while office and life science assets experienced a late fiscal year rebound. Europe delivered steady progress in governance and balance sheet strength. Asia-Pacific results were mixed: Japan developers advanced on improved capital policies, while Australian markets softened as interest rate expectations shifted.

  Brookdale, American Healthcare, and Kilroy Realty supported North America's relative performance, while AvalonBay, Welltower, and Americold Realty weakened results this fiscal year. From a sector standpoint U.S. Healthcare, Office, and Billboards were beneficial, while U.S. industrials detracted.

  In APAC (Asia-Pacific), Mitsubishi Estate, Tokyu Fudosan, and Orix boosted relative performance, while Sumitomo Realty, DigiCo, and Charter Hall Group detracted. Japanese developers added value, but Australian communications, Japanese REITs, and Industrials detracted from results.

  In the EMEA region, Merlin Properties, VGP, and Unibail Rodamco contributed positively on a relative basis, while Unite Group, Cellnex, and Leg Immobilien had a negative impact. Diversified Eurozone REITs, Industrials, and Nordic REITs performed well, but UK Student Housing, Israel REITs, and Eurozone Communications were the main detractors.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI World Index	S&P Developed Property Net Total Return Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,582	$9,402	$9,561
2/29/2016	$9,536	$9,332	$9,624
3/31/2016	$10,456	$9,965	$10,534
4/30/2016	$10,371	$10,123	$10,539
5/31/2016	$10,348	$10,180	$10,538
6/30/2016	$10,688	$10,066	$10,900
7/31/2016	$11,191	$10,491	$11,427
8/31/2016	$10,841	$10,499	$11,110
9/30/2016	$10,732	$10,555	$11,022
10/31/2016	$10,112	$10,351	$10,439
11/30/2016	$9,767	$10,500	$10,183
12/31/2016	$10,042	$10,751	$10,443
1/31/2017	$10,050	$11,011	$10,525
2/28/2017	$10,332	$11,316	$10,862
3/31/2017	$10,191	$11,437	$10,726
4/30/2017	$10,300	$11,606	$10,866
5/31/2017	$10,442	$11,851	$10,991
6/30/2017	$10,512	$11,897	$11,080
7/31/2017	$10,708	$12,182	$11,300
8/31/2017	$10,743	$12,199	$11,327
9/30/2017	$10,662	$12,708	$11,261
10/31/2017	$10,978	$12,984	$11,565
12/31/2017	$11,148	$13,159	$11,715
1/31/2018	$11,237	$13,854	$11,709
2/28/2018	$10,508	$13,280	$10,937
3/31/2018	$10,678	$12,991	$11,178
4/30/2018	$10,848	$13,140	$11,378
5/31/2018	$10,791	$13,222	$11,536
6/30/2018	$10,913	$13,216	$11,654
7/31/2018	$10,913	$13,629	$11,768
8/31/2018	$10,948	$13,797	$11,834
9/30/2018	$10,781	$13,874	$11,565
10/31/2018	$10,252	$12,856	$11,103
11/30/2018	$10,569	$13,002	$11,501
12/31/2018	$9,997	$12,013	$10,898
1/31/2019	$11,080	$12,948	$12,059
2/28/2019	$11,080	$13,337	$12,027
3/31/2019	$11,512	$13,512	$12,440
4/30/2019	$11,450	$13,991	$12,264
5/31/2019	$11,450	$13,184	$12,240
6/30/2019	$11,626	$14,053	$12,445
7/31/2019	$11,635	$14,122	$12,486
8/31/2019	$11,962	$13,833	$12,725
9/30/2019	$12,183	$14,128	$13,028
10/31/2019	$12,458	$14,487	$13,345
11/30/2019	$12,378	$14,891	$13,175
12/31/2019	$12,484	$15,337	$13,263
1/31/2020	$12,697	$15,244	$13,369
2/29/2020	$11,820	$13,955	$12,304
3/31/2020	$9,596	$12,108	$9,636
4/30/2020	$10,243	$13,431	$10,335
5/31/2020	$10,482	$14,080	$10,405
6/30/2020	$10,694	$14,452	$10,625
7/31/2020	$10,987	$15,144	$10,932
8/31/2020	$11,385	$16,156	$11,277
9/30/2020	$11,014	$15,598	$10,927
10/31/2020	$10,654	$15,120	$10,597
11/30/2020	$11,941	$17,053	$11,903
12/31/2020	$12,421	$17,776	$12,325
1/31/2021	$12,377	$17,599	$12,241
2/28/2021	$12,792	$18,050	$12,613
3/31/2021	$13,173	$18,651	$12,985
4/30/2021	$14,035	$19,519	$13,775
5/31/2021	$14,264	$19,800	$14,026
6/30/2021	$14,482	$20,095	$14,194
7/31/2021	$14,940	$20,455	$14,692
8/31/2021	$15,209	$20,964	$14,915
9/30/2021	$14,474	$20,094	$14,123
10/31/2021	$15,209	$21,232	$14,890
11/30/2021	$14,863	$20,767	$14,570
12/31/2021	$15,632	$21,654	$15,492
1/31/2022	$14,752	$20,508	$14,597
2/28/2022	$14,407	$19,990	$14,260
3/31/2022	$14,919	$20,538	$14,868
4/30/2022	$14,051	$18,832	$14,077
5/31/2022	$13,305	$18,846	$13,443
6/30/2022	$12,080	$17,214	$12,278
7/31/2022	$13,038	$18,581	$13,249
8/31/2022	$12,090	$17,804	$12,438
9/30/2022	$10,552	$16,149	$10,852
10/31/2022	$10,758	$17,308	$11,175
11/30/2022	$11,631	$18,512	$11,955
12/31/2022	$11,195	$17,726	$11,617
1/31/2023	$12,228	$18,980	$12,646
2/28/2023	$11,643	$18,524	$12,057
3/31/2023	$11,275	$19,096	$11,670
4/30/2023	$11,551	$19,431	$11,890
5/31/2023	$11,126	$19,237	$11,380
6/30/2023	$11,516	$20,400	$11,734
7/31/2023	$11,930	$21,085	$12,192
8/31/2023	$11,588	$20,582	$11,818
9/30/2023	$10,945	$19,694	$11,113
10/31/2023	$10,436	$19,123	$10,591
11/30/2023	$11,563	$20,915	$11,713
12/31/2023	$12,666	$21,942	$12,826
1/31/2024	$12,097	$22,205	$12,328
2/29/2024	$12,182	$23,147	$12,298
3/31/2024	$12,485	$23,891	$12,727
4/30/2024	$11,830	$23,003	$11,995
5/31/2024	$12,230	$24,030	$12,356
6/30/2024	$12,194	$24,519	$12,384
7/31/2024	$12,921	$24,952	$13,157
8/31/2024	$13,696	$25,611	$13,972
9/30/2024	$14,066	$26,080	$14,391
10/31/2024	$13,363	$25,563	$13,670
11/30/2024	$13,684	$26,736	$13,998
12/31/2024	$12,796	$26,039	$13,046
1/31/2025	$13,018	$26,958	$13,277
2/28/2025	$13,290	$26,764	$13,558
3/31/2025	$12,944	$25,572	$13,245
4/30/2025	$13,043	$25,800	$13,390
5/31/2025	$13,413	$27,327	$13,719
6/30/2025	$13,635	$28,506	$13,882
7/31/2025	$13,425	$28,873	$13,726
8/31/2025	$13,939	$29,626	$14,337
9/30/2025	$14,064	$30,578	$14,475
10/31/2025	$13,814	$31,191	$14,252
11/30/2025	$14,177	$31,279	$14,571
12/31/2025	$13,989	$31,532	$14,410

Average Annual Return [Table Text Block]
I3FK2	1 Year	5 Years	10 Years
Service Class	9.32%	2.41%	3.41%
MSCI World IndexFootnote Reference(a)	21.09%	12.15%	12.17%
S&P Developed Property Net Total Return IndexFootnote Reference(b)	10.46%	3.17%	3.72%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 198,359,736
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,387,709
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$198,359,736
Number of Portfolio Holdings	90
Portfolio Turnover Rate	102%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,387,709

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Real Estate	93.9%
Health Care	1.8
Information Technology	1.2
Consumer Discretionary	0.7
Communication Services	0.4
Repurchase Agreements	1.4
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Prologis, Inc., REIT	6.7%
Welltower, Inc., REIT	5.4
Equinix, Inc., REIT	4.8
Simon Property Group, Inc., REIT	3.5
AvalonBay Communities, Inc., REIT	3.4
Mitsui Fudosan Co. Ltd.	3.1
Iron Mountain, Inc., REIT	2.2
American Healthcare, Inc., REIT	2.1
Agree Realty Corp., REIT	2.1
Goodman Group, REIT	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076203
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Tactical Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.17%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[36]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 11.94%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  Active asset allocation contributed to overall returns, while security selection detracted from performance during the fiscal year ended December 31, 2025. The Portfolio allocates its assets among a combination of Transamerica funds (the “Underlying Portfolios”) selected by the Portfolio’s sub-adviser to obtain equity and fixed-income exposure based on the sub-adviser’s tactical asset allocation model.

  Security selection detracted from performance in the 2025 fiscal year, driven by allocations across both equity and fixed income Underlying Portfolios. The Underlying Portfolios that were primary detractors from performance were Transamerica International Focus VP and Transamerica WMC US Growth VP.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. However, an underweight to U.S. equities detracted from performance. The sub-adviser viewed pricing in U.S. equities to be stretched after the three-year rally and preferred to hold equity exposure in other markets where a positive growth impulse and supportive fiscal policies were not yet fully priced.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,796	$9,436	$10,138
2/29/2016	$9,765	$9,433	$10,210
3/31/2016	$10,112	$10,097	$10,303
4/30/2016	$10,184	$10,159	$10,343
5/31/2016	$10,245	$10,341	$10,345
6/30/2016	$10,286	$10,362	$10,531
7/31/2016	$10,520	$10,774	$10,598
8/31/2016	$10,538	$10,801	$10,586
9/30/2016	$10,550	$10,818	$10,580
10/31/2016	$10,438	$10,584	$10,499
11/30/2016	$10,438	$11,058	$10,250
12/31/2016	$10,516	$11,274	$10,265
1/31/2017	$10,661	$11,486	$10,285
2/28/2017	$10,840	$11,913	$10,354
3/31/2017	$10,896	$11,921	$10,349
4/30/2017	$11,031	$12,047	$10,428
5/31/2017	$11,187	$12,171	$10,509
6/30/2017	$11,198	$12,280	$10,498
7/31/2017	$11,344	$12,512	$10,543
8/31/2017	$11,426	$12,536	$10,638
9/30/2017	$11,497	$12,842	$10,587
10/31/2017	$11,603	$13,122	$10,593
11/30/2017	$11,697	$13,521	$10,580
12/31/2017	$11,780	$13,656	$10,628
1/31/2018	$12,016	$14,375	$10,506
2/28/2018	$11,792	$13,846	$10,406
3/31/2018	$11,709	$13,568	$10,473
4/30/2018	$11,709	$13,619	$10,395
5/31/2018	$11,816	$14,004	$10,469
6/30/2018	$11,816	$14,095	$10,456
7/31/2018	$11,993	$14,563	$10,459
8/31/2018	$12,155	$15,074	$10,526
9/30/2018	$12,155	$15,099	$10,458
10/31/2018	$11,596	$13,988	$10,376
11/30/2018	$11,700	$14,268	$10,438
12/31/2018	$11,284	$12,940	$10,629
1/31/2019	$11,804	$14,051	$10,742
2/28/2019	$11,973	$14,545	$10,736
3/31/2019	$12,155	$14,757	$10,942
4/30/2019	$12,376	$15,346	$10,945
5/31/2019	$12,155	$14,353	$11,139
6/30/2019	$12,597	$15,361	$11,279
7/31/2019	$12,636	$15,590	$11,304
8/31/2019	$12,690	$15,272	$11,597
9/30/2019	$12,764	$15,540	$11,535
10/31/2019	$12,926	$15,874	$11,570
11/30/2019	$13,088	$16,478	$11,564
12/31/2019	$13,251	$16,954	$11,556
1/31/2020	$13,368	$16,935	$11,778
2/29/2020	$12,985	$15,549	$11,990
3/31/2020	$11,909	$13,410	$11,920
4/30/2020	$12,705	$15,187	$12,132
5/31/2020	$13,133	$15,999	$12,188
6/30/2020	$13,398	$16,364	$12,265
7/31/2020	$13,825	$17,294	$12,448
8/31/2020	$14,180	$18,546	$12,348
9/30/2020	$14,010	$17,871	$12,341
10/31/2020	$13,824	$17,485	$12,286
11/30/2020	$14,722	$19,613	$12,406
12/31/2020	$15,027	$20,495	$12,423
1/31/2021	$14,959	$20,404	$12,334
2/28/2021	$14,993	$21,042	$12,156
3/31/2021	$15,094	$21,796	$12,005
4/30/2021	$15,484	$22,919	$12,099
5/31/2021	$15,569	$23,024	$12,139
6/30/2021	$15,772	$23,592	$12,224
7/31/2021	$15,958	$23,991	$12,361
8/31/2021	$16,119	$24,675	$12,337
9/30/2021	$15,738	$23,568	$12,230
10/31/2021	$16,138	$25,161	$12,227
11/30/2021	$15,967	$24,778	$12,263
12/31/2021	$16,215	$25,754	$12,232
1/31/2022	$15,604	$24,239	$11,968
2/28/2022	$15,299	$23,628	$11,835
3/31/2022	$15,184	$24,395	$11,506
4/30/2022	$14,307	$22,206	$11,069
5/31/2022	$14,326	$22,176	$11,141
6/30/2022	$13,620	$20,321	$10,966
7/31/2022	$14,269	$22,227	$11,234
8/31/2022	$13,841	$21,397	$10,917
9/30/2022	$12,947	$19,413	$10,445
10/31/2022	$13,304	$21,005	$10,310
11/30/2022	$13,943	$22,102	$10,689
12/31/2022	$13,611	$20,808	$10,641
1/31/2023	$14,326	$22,241	$10,968
2/28/2023	$13,994	$21,721	$10,684
3/31/2023	$14,275	$22,302	$10,956
4/30/2023	$14,377	$22,539	$11,022
5/31/2023	$14,249	$22,627	$10,902
6/30/2023	$14,811	$24,172	$10,863
7/31/2023	$15,092	$25,039	$10,856
8/31/2023	$14,854	$24,555	$10,786
9/30/2023	$14,284	$23,386	$10,512
10/31/2023	$13,924	$22,766	$10,346
11/30/2023	$14,974	$24,888	$10,815
12/31/2023	$15,695	$26,209	$11,229
1/31/2024	$15,785	$26,499	$11,198
2/29/2024	$16,205	$27,933	$11,040
3/31/2024	$16,655	$28,835	$11,142
4/30/2024	$16,055	$27,566	$10,860
5/31/2024	$16,655	$28,868	$11,044
6/30/2024	$16,955	$29,762	$11,149
7/31/2024	$17,225	$30,315	$11,409
8/31/2024	$17,571	$30,975	$11,573
9/30/2024	$17,823	$31,616	$11,728
10/31/2024	$17,540	$31,384	$11,437
11/30/2024	$18,168	$33,471	$11,558
12/31/2024	$17,697	$32,448	$11,369
1/31/2025	$18,168	$33,473	$11,430
2/28/2025	$18,074	$32,831	$11,681
3/31/2025	$17,508	$30,916	$11,685
4/30/2025	$17,540	$30,709	$11,731
5/31/2025	$18,011	$32,655	$11,647
6/30/2025	$18,608	$34,314	$11,826
7/31/2025	$18,766	$35,070	$11,795
8/31/2025	$19,073	$35,881	$11,936
9/30/2025	$19,474	$37,120	$12,067
10/31/2025	$19,709	$37,915	$12,142
11/30/2025	$19,742	$38,019	$12,217
12/31/2025	$19,809	$38,012	$12,199

Average Annual Return [Table Text Block]
IXFP1	1 Year	5 Years	10 Years
Initial Class	11.94%	5.68%	7.07%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 771,430,097
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,039,036
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$771,430,097
Number of Portfolio Holdings	17
Portfolio Turnover Rate	79%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,039,036

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	46.4%
U.S. Fixed Income Funds	35.1
International Equity Funds	14.6
International Mixed Allocation Funds	2.2
Other Investment Company	0.7
Repurchase Agreements	0.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	26.6%
Transamerica Short-Term Bond, Class I2	11.7
Transamerica Aegon Core Bond VP, Initial Class	10.3
Transamerica Bond, Class I2	9.6
Transamerica Large Cap Value, Class I2	8.2
Transamerica WMC US Growth VP, Initial Class	7.0
Transamerica TSW International Equity VP, Initial Class	6.8
Transamerica International Focus VP, Initial Class	5.1
Vanguard Total Bond Market ETF	3.4
SPDR S&P 500 ETF Trust	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076204
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Tactical Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.42%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%	[37]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 11.72%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  Active asset allocation contributed to overall returns, while security selection detracted from performance during the fiscal year ended December 31, 2025. The Portfolio allocates its assets among a combination of Transamerica funds (the “Underlying Portfolios”) selected by the Portfolio’s sub-adviser to obtain equity and fixed-income exposure based on the sub-adviser’s tactical asset allocation model.

  Security selection detracted from performance in the 2025 fiscal year, driven by allocations across both equity and fixed income Underlying Portfolios. The Underlying Portfolios that were primary detractors from performance were Transamerica International Focus VP and Transamerica WMC US Growth VP.

  Within the asset allocation strategy, an equity overweight contributed to performance during the fiscal year, as global equities experienced strong performance in 2025. An allocation to Japanese equities in the later part of 2025 was a strong contributor, given their outperformance relative to other markets. An overweight position in broader non-U.S. developed markets, which was held for much of the fiscal year, also contributed to performance. However, an underweight to U.S. equities detracted from performance. The sub-adviser viewed pricing in U.S. equities to be stretched after the three-year rally and preferred to hold equity exposure in other markets where a positive growth impulse and supportive fiscal policies were not yet fully priced.

  While an underweight to fixed income contributed to overall Portfolio returns, the underlying positioning within fixed income detracted from performance during the fiscal year. Specifically, the sub-adviser maintained an underweight to long duration U.S. government bonds, based on its view of prevailing macroeconomic conditions. As yields declined in the market in the second half of the fiscal year, underweight duration positioning within the fixed income allocation detracted from results.

  The views expressed reflect the opinions of BlackRock Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,794	$9,436	$10,138
2/29/2016	$9,760	$9,433	$10,210
3/31/2016	$10,100	$10,097	$10,303
4/30/2016	$10,173	$10,159	$10,343
5/31/2016	$10,226	$10,341	$10,345
6/30/2016	$10,266	$10,362	$10,531
7/31/2016	$10,506	$10,774	$10,598
8/31/2016	$10,519	$10,801	$10,586
9/30/2016	$10,526	$10,818	$10,580
10/31/2016	$10,413	$10,584	$10,499
11/30/2016	$10,406	$11,058	$10,250
12/31/2016	$10,491	$11,274	$10,265
1/31/2017	$10,625	$11,486	$10,285
2/28/2017	$10,801	$11,913	$10,354
3/31/2017	$10,857	$11,921	$10,349
4/30/2017	$10,984	$12,047	$10,428
5/31/2017	$11,146	$12,171	$10,509
6/30/2017	$11,153	$12,280	$10,498
7/31/2017	$11,301	$12,512	$10,543
8/31/2017	$11,367	$12,536	$10,638
9/30/2017	$11,440	$12,842	$10,587
10/31/2017	$11,542	$13,122	$10,593
11/30/2017	$11,636	$13,521	$10,580
12/31/2017	$11,716	$13,656	$10,628
1/31/2018	$11,949	$14,375	$10,506
2/28/2018	$11,723	$13,846	$10,406
3/31/2018	$11,643	$13,568	$10,473
4/30/2018	$11,636	$13,619	$10,395
5/31/2018	$11,738	$14,004	$10,469
6/30/2018	$11,738	$14,095	$10,456
7/31/2018	$11,905	$14,563	$10,459
8/31/2018	$12,068	$15,074	$10,526
9/30/2018	$12,068	$15,099	$10,458
10/31/2018	$11,514	$13,988	$10,376
11/30/2018	$11,606	$14,268	$10,438
12/31/2018	$11,199	$12,940	$10,629
1/31/2019	$11,699	$14,051	$10,742
2/28/2019	$11,868	$14,545	$10,736
3/31/2019	$12,052	$14,757	$10,942
4/30/2019	$12,267	$15,346	$10,945
5/31/2019	$12,045	$14,353	$11,139
6/30/2019	$12,483	$15,361	$11,279
7/31/2019	$12,521	$15,590	$11,304
8/31/2019	$12,564	$15,272	$11,597
9/30/2019	$12,639	$15,540	$11,535
10/31/2019	$12,795	$15,874	$11,570
11/30/2019	$12,960	$16,478	$11,564
12/31/2019	$13,109	$16,954	$11,556
1/31/2020	$13,224	$16,935	$11,778
2/29/2020	$12,845	$15,549	$11,990
3/31/2020	$11,773	$13,410	$11,920
4/30/2020	$12,564	$15,187	$12,132
5/31/2020	$12,977	$15,999	$12,188
6/30/2020	$13,240	$16,364	$12,265
7/31/2020	$13,669	$17,294	$12,448
8/31/2020	$14,012	$18,546	$12,348
9/30/2020	$13,834	$17,871	$12,341
10/31/2020	$13,657	$17,485	$12,286
11/30/2020	$14,527	$19,613	$12,406
12/31/2020	$14,837	$20,495	$12,423
1/31/2021	$14,757	$20,404	$12,334
2/28/2021	$14,793	$21,042	$12,156
3/31/2021	$14,890	$21,796	$12,005
4/30/2021	$15,272	$22,919	$12,099
5/31/2021	$15,352	$23,024	$12,139
6/30/2021	$15,547	$23,592	$12,224
7/31/2021	$15,725	$23,991	$12,361
8/31/2021	$15,885	$24,675	$12,337
9/30/2021	$15,518	$23,568	$12,230
10/31/2021	$15,904	$25,161	$12,227
11/30/2021	$15,735	$24,778	$12,263
12/31/2021	$15,970	$25,754	$12,232
1/31/2022	$15,358	$24,239	$11,968
2/28/2022	$15,066	$23,628	$11,835
3/31/2022	$14,935	$24,395	$11,506
4/30/2022	$14,078	$22,206	$11,069
5/31/2022	$14,088	$22,176	$11,141
6/30/2022	$13,391	$20,321	$10,966
7/31/2022	$14,041	$22,227	$11,234
8/31/2022	$13,617	$21,397	$10,917
9/30/2022	$12,737	$19,413	$10,445
10/31/2022	$13,080	$21,005	$10,310
11/30/2022	$13,703	$22,102	$10,689
12/31/2022	$13,381	$20,808	$10,641
1/31/2023	$14,068	$22,241	$10,968
2/28/2023	$13,736	$21,721	$10,684
3/31/2023	$14,004	$22,302	$10,956
4/30/2023	$14,122	$22,539	$11,022
5/31/2023	$13,983	$22,627	$10,902
6/30/2023	$14,530	$24,172	$10,863
7/31/2023	$14,799	$25,039	$10,856
8/31/2023	$14,560	$24,555	$10,786
9/30/2023	$14,011	$23,386	$10,512
10/31/2023	$13,657	$22,766	$10,346
11/30/2023	$14,663	$24,888	$10,815
12/31/2023	$15,384	$26,209	$11,229
1/31/2024	$15,453	$26,499	$11,198
2/29/2024	$15,887	$27,933	$11,040
3/31/2024	$16,311	$28,835	$11,142
4/30/2024	$15,727	$27,566	$10,860
5/31/2024	$16,299	$28,868	$11,044
6/30/2024	$16,585	$29,762	$11,149
7/31/2024	$16,860	$30,315	$11,409
8/31/2024	$17,199	$30,975	$11,573
9/30/2024	$17,431	$31,616	$11,728
10/31/2024	$17,141	$31,384	$11,437
11/30/2024	$17,756	$33,471	$11,558
12/31/2024	$17,292	$32,448	$11,369
1/31/2025	$17,745	$33,473	$11,430
2/28/2025	$17,663	$32,831	$11,681
3/31/2025	$17,106	$30,916	$11,685
4/30/2025	$17,129	$30,709	$11,731
5/31/2025	$17,582	$32,655	$11,647
6/30/2025	$18,174	$34,314	$11,826
7/31/2025	$18,314	$35,070	$11,795
8/31/2025	$18,607	$35,881	$11,936
9/30/2025	$18,999	$37,120	$12,067
10/31/2025	$19,212	$37,915	$12,142
11/30/2025	$19,271	$38,019	$12,217
12/31/2025	$19,319	$38,012	$12,199

Average Annual Return [Table Text Block]
IXFP2	1 Year	5 Years	10 Years
Service Class	11.72%	5.42%	6.81%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 771,430,097
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,039,036
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$771,430,097
Number of Portfolio Holdings	17
Portfolio Turnover Rate	79%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,039,036

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	46.4%
U.S. Fixed Income Funds	35.1
International Equity Funds	14.6
International Mixed Allocation Funds	2.2
Other Investment Company	0.7
Repurchase Agreements	0.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	26.6%
Transamerica Short-Term Bond, Class I2	11.7
Transamerica Aegon Core Bond VP, Initial Class	10.3
Transamerica Bond, Class I2	9.6
Transamerica Large Cap Value, Class I2	8.2
Transamerica WMC US Growth VP, Initial Class	7.0
Transamerica TSW International Equity VP, Initial Class	6.8
Transamerica International Focus VP, Initial Class	5.1
Vanguard Total Bond Market ETF	3.4
SPDR S&P 500 ETF Trust	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000217588
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs 70/30 Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.53%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%	[38]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund’s Service Class shares at NAV returned 17.77%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark, returned 17.24% over the same period.

  The Portfolio is a multi-asset fund-of-funds that seeks long-term capital appreciation with current income as a secondary objective through its strategic allocation to approximately 70% equity and 30% fixed income asset classes. Over the fiscal year ended December 31, 2025, the Portfolio posted positive returns and performed in line with its blended benchmark.

  Most underlying equity and fixed income funds contributed positively to the Portfolio’s performance, with slight negative return contributions coming from Transamerica Small Cap Growth. U.S. equity funds were the most significant contributors to returns. In particular, U.S. large cap equity funds contributed approximately half of the total return for the fiscal year.

  Security selection from underlying funds overall added to returns versus their respective benchmarks. This was driven in part by outperformance from the Transamerica Large Cap Value and Transamerica International Stock funds; however, Transamerica WMC US Growth VP underperformed its benchmark, partially offsetting this performance. The Transamerica Core Bond and Transamerica Bond funds also underperformed their benchmarks.

  Over the course of the fiscal year, the Portfolio’s sub-adviser rebalanced the Portfolio to maintain the 70% equity and 30% fixed income target within an approximate +/- 2% range. Rebalancing decisions allowed U.S. growth equities to drift to a higher allocation with the market aided the Portfolio’s performance during the period.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark
5/1/2020	$10,000	$10,000	$10,000
5/31/2020	$10,610	$10,535	$10,361
6/30/2020	$10,840	$10,776	$10,580
7/31/2020	$11,250	$11,388	$10,989
8/31/2020	$11,680	$12,212	$11,465
9/30/2020	$11,420	$11,768	$11,199
10/31/2020	$11,190	$11,514	$10,986
11/30/2020	$12,290	$12,915	$12,017
12/31/2020	$12,690	$13,496	$12,412
1/31/2021	$12,700	$13,435	$12,341
2/28/2021	$12,810	$13,855	$12,531
3/31/2021	$13,080	$14,352	$12,757
4/30/2021	$13,470	$15,092	$13,191
5/31/2021	$13,610	$15,161	$13,324
6/30/2021	$13,740	$15,535	$13,486
7/31/2021	$13,890	$15,797	$13,643
8/31/2021	$14,105	$16,248	$13,879
9/30/2021	$13,634	$15,519	$13,453
10/31/2021	$14,187	$16,568	$13,963
11/30/2021	$13,849	$16,316	$13,737
12/31/2021	$14,351	$16,959	$14,130
1/31/2022	$13,798	$15,961	$13,497
2/28/2022	$13,460	$15,559	$13,232
3/31/2022	$13,500	$16,063	$13,345
4/30/2022	$12,579	$14,622	$12,430
5/31/2022	$12,609	$14,602	$12,468
6/30/2022	$11,708	$13,381	$11,663
7/31/2022	$12,415	$14,636	$12,394
8/31/2022	$11,952	$14,090	$11,952
9/30/2022	$11,039	$12,783	$11,015
10/31/2022	$11,551	$13,832	$11,519
11/30/2022	$12,275	$14,554	$12,223
12/31/2022	$11,897	$13,701	$11,855
1/31/2023	$12,621	$14,645	$12,565
2/28/2023	$12,286	$14,303	$12,258
3/31/2023	$12,565	$14,685	$12,580
4/30/2023	$12,710	$14,842	$12,735
5/31/2023	$12,587	$14,899	$12,615
6/30/2023	$13,088	$15,917	$13,143
7/31/2023	$13,356	$16,487	$13,469
8/31/2023	$13,092	$16,169	$13,201
9/30/2023	$12,608	$15,399	$12,701
10/31/2023	$12,297	$14,991	$12,368
11/30/2023	$13,172	$16,389	$13,340
12/31/2023	$13,829	$17,258	$13,985
1/31/2024	$13,910	$17,449	$14,051
2/29/2024	$14,371	$18,394	$14,428
3/31/2024	$14,774	$18,987	$14,796
4/30/2024	$14,279	$18,151	$14,298
5/31/2024	$14,728	$19,009	$14,811
6/30/2024	$14,913	$19,598	$15,046
7/31/2024	$15,166	$19,962	$15,373
8/31/2024	$15,486	$20,396	$15,704
9/30/2024	$15,712	$20,818	$15,977
10/31/2024	$15,379	$20,665	$15,622
11/30/2024	$15,878	$22,040	$16,153
12/31/2024	$15,510	$21,367	$15,763
1/31/2025	$15,961	$22,041	$16,194
2/28/2025	$15,937	$21,619	$16,211
3/31/2025	$15,462	$20,358	$15,743
4/30/2025	$15,510	$20,221	$15,853
5/31/2025	$16,163	$21,503	$16,467
6/30/2025	$16,769	$22,595	$17,044
7/31/2025	$16,935	$23,093	$17,177
8/31/2025	$17,285	$23,627	$17,577
9/30/2025	$17,702	$24,443	$18,023
10/31/2025	$17,984	$24,966	$18,303
11/30/2025	$18,107	$25,035	$18,374
12/31/2025	$18,266	$25,030	$18,481

Average Annual Return [Table Text Block]
I3GB2	1 Year	5 Years	Since Inception 5/1/20
Service Class	17.77%	7.56%	11.21%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	17.56%
Transamerica Goldman Sachs 70/30 Allocation VP Blended BenchmarkFootnote Reference(b)	17.24%	8.29%	11.44%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 16,205,548
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$16,205,548
Number of Portfolio Holdings	14
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	48.7%
U.S. Fixed Income Funds	29.3
International Equity Funds	21.2
Repurchase Agreements	1.0
International Mixed Allocation Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica WMC US Growth VP, Initial Class	23.3%
Transamerica Large Cap Value, Class I2	20.7
Transamerica Core Bond, Class I2	19.3
Transamerica International Stock, Class I2	9.4
Transamerica International Equity, Class I2	9.2
Transamerica Bond, Class I2	8.4
Transamerica Aegon Sustainable Equity Income VP, Initial Class	2.3
Transamerica Emerging Markets Equity, Class I2	2.1
Transamerica Aegon Core Bond VP, Initial Class	1.6
Transamerica Small Cap Growth, Class I2	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062365
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$35	0.33%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%	[39]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 11.17%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  Overall, the fiscal year ended December 31, 2025, was another year of materially positive risk asset performance. U.S., international, and emerging markets equities all achieved positive returns, and international developed and emerging markets generally outperformed U.S. markets. Within fixed income, yields fell over the fiscal year, and bond funds posted gains on the back of the U.S. Federal Reserve’s rate cuts and still-elevated yields.

  The Portfolio is a multi-asset fund-of-funds that seeks to achieve its investment objective of balancing capital appreciation and income by investing its assets primarily in a combination of underlying third-party exchange-traded funds (“ETFs”). The Portfolio employs a managed risk strategy that seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

  The Portfolio’s managed risk process was triggered in the Portfolio in early April 2025 due to heightened market volatility arising from uncertainty surrounding tariffs. The Portfolio de-risked to its minimal equity allocation and re-risked to its full equity position in early to mid-May 2025. Market volatility did not trigger the managed risk volatility cap for the remainder of the fiscal year, and the Portfolio maintained its full equity allocation, remaining invested in equity markets and capturing overall positive performance during this period.

  The Portfolio’s performance over the fiscal year was positive, with a modestly overweight position in equities adding to returns during periods in which the Fund maintained its maximum allocation to equity ETFs. The Portfolio underperformed the blended benchmark returns due to the decrease in the Portfolio’s exposure to equity ETFs in April and May 2025. Both equities and fixed income returned positively, with Portfolio performance being driven by both U.S. and international ETFs in the overall equity rally in 2025. An allocation to investment grade corporate bonds contributed to returns, as corporate bonds outperformed broader U.S. fixed income during the period.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,685	$9,436	$10,138
2/29/2016	$9,694	$9,433	$10,210
3/31/2016	$10,009	$10,097	$10,303
4/30/2016	$10,072	$10,159	$10,343
5/31/2016	$10,117	$10,341	$10,345
6/30/2016	$10,207	$10,362	$10,531
7/31/2016	$10,396	$10,774	$10,598
8/31/2016	$10,403	$10,801	$10,586
9/30/2016	$10,431	$10,818	$10,580
10/31/2016	$10,274	$10,584	$10,499
11/30/2016	$10,274	$11,058	$10,250
12/31/2016	$10,394	$11,274	$10,265
1/31/2017	$10,542	$11,486	$10,285
2/28/2017	$10,736	$11,913	$10,354
3/31/2017	$10,782	$11,921	$10,349
4/30/2017	$10,902	$12,047	$10,428
5/31/2017	$11,031	$12,171	$10,509
6/30/2017	$11,078	$12,280	$10,498
7/31/2017	$11,235	$12,512	$10,543
8/31/2017	$11,292	$12,536	$10,638
9/30/2017	$11,415	$12,842	$10,587
10/31/2017	$11,556	$13,122	$10,593
11/30/2017	$11,707	$13,521	$10,580
12/31/2017	$11,820	$13,656	$10,628
1/31/2018	$12,140	$14,375	$10,506
2/28/2018	$11,810	$13,846	$10,406
3/31/2018	$11,754	$13,568	$10,473
4/30/2018	$11,726	$13,619	$10,395
5/31/2018	$11,839	$14,004	$10,469
6/30/2018	$11,829	$14,095	$10,456
7/31/2018	$12,008	$14,563	$10,459
8/31/2018	$12,153	$15,074	$10,526
9/30/2018	$12,133	$15,099	$10,458
10/31/2018	$11,586	$13,988	$10,376
11/30/2018	$11,721	$14,268	$10,438
12/31/2018	$11,308	$12,940	$10,629
1/31/2019	$11,692	$14,051	$10,742
2/28/2019	$11,817	$14,545	$10,736
3/31/2019	$11,999	$14,757	$10,942
4/30/2019	$12,220	$15,346	$10,945
5/31/2019	$11,913	$14,353	$11,139
6/30/2019	$12,383	$15,361	$11,279
7/31/2019	$12,412	$15,590	$11,304
8/31/2019	$12,423	$15,272	$11,597
9/30/2019	$12,524	$15,540	$11,535
10/31/2019	$12,695	$15,874	$11,570
11/30/2019	$12,897	$16,478	$11,564
12/31/2019	$13,108	$16,954	$11,556
1/31/2020	$13,139	$16,935	$11,778
2/29/2020	$12,695	$15,549	$11,990
3/31/2020	$11,848	$13,410	$11,920
4/30/2020	$12,241	$15,187	$12,132
5/31/2020	$12,443	$15,999	$12,188
6/30/2020	$12,584	$16,364	$12,265
7/31/2020	$12,866	$17,294	$12,448
8/31/2020	$13,100	$18,546	$12,348
9/30/2020	$12,912	$17,871	$12,341
10/31/2020	$12,755	$17,485	$12,286
11/30/2020	$13,424	$19,613	$12,406
12/31/2020	$13,696	$20,495	$12,423
1/31/2021	$13,644	$20,404	$12,334
2/28/2021	$13,749	$21,042	$12,156
3/31/2021	$13,905	$21,796	$12,005
4/30/2021	$14,271	$22,919	$12,099
5/31/2021	$14,386	$23,024	$12,139
6/30/2021	$14,543	$23,592	$12,224
7/31/2021	$14,689	$23,991	$12,361
8/31/2021	$14,874	$24,675	$12,337
9/30/2021	$14,463	$23,568	$12,230
10/31/2021	$14,907	$25,161	$12,227
11/30/2021	$14,719	$24,778	$12,263
12/31/2021	$15,018	$25,754	$12,232
1/31/2022	$14,430	$24,239	$11,968
2/28/2022	$14,119	$23,628	$11,835
3/31/2022	$14,064	$24,395	$11,506
4/30/2022	$13,331	$22,206	$11,069
5/31/2022	$13,320	$22,176	$11,141
6/30/2022	$12,909	$20,321	$10,966
7/31/2022	$13,309	$22,227	$11,234
8/31/2022	$12,893	$21,397	$10,917
9/30/2022	$12,290	$19,413	$10,445
10/31/2022	$12,487	$21,005	$10,310
11/30/2022	$13,102	$22,102	$10,689
12/31/2022	$12,905	$20,808	$10,641
1/31/2023	$13,578	$22,241	$10,968
2/28/2023	$13,183	$21,721	$10,684
3/31/2023	$13,520	$22,302	$10,956
4/30/2023	$13,659	$22,539	$11,022
5/31/2023	$13,508	$22,627	$10,902
6/30/2023	$13,903	$24,172	$10,863
7/31/2023	$14,170	$25,039	$10,856
8/31/2023	$13,900	$24,555	$10,786
9/30/2023	$13,406	$23,386	$10,512
10/31/2023	$13,089	$22,766	$10,346
11/30/2023	$14,002	$24,888	$10,815
12/31/2023	$14,635	$26,209	$11,229
1/31/2024	$14,623	$26,499	$11,198
2/29/2024	$14,863	$27,933	$11,040
3/31/2024	$15,180	$28,835	$11,142
4/30/2024	$14,724	$27,566	$10,860
5/31/2024	$15,193	$28,868	$11,044
6/30/2024	$15,408	$29,762	$11,149
7/31/2024	$15,738	$30,315	$11,409
8/31/2024	$16,049	$30,975	$11,573
9/30/2024	$16,325	$31,616	$11,728
10/31/2024	$15,957	$31,384	$11,437
11/30/2024	$16,377	$33,471	$11,558
12/31/2024	$16,010	$32,448	$11,369
1/31/2025	$16,299	$33,473	$11,430
2/28/2025	$16,417	$32,831	$11,681
3/31/2025	$16,089	$30,916	$11,685
4/30/2025	$15,786	$30,709	$11,731
5/31/2025	$16,102	$32,655	$11,647
6/30/2025	$16,614	$34,314	$11,826
7/31/2025	$16,693	$35,070	$11,795
8/31/2025	$17,051	$35,881	$11,936
9/30/2025	$17,431	$37,120	$12,067
10/31/2025	$17,671	$37,915	$12,142
11/30/2025	$17,741	$38,019	$12,217
12/31/2025	$17,797	$38,012	$12,199

Average Annual Return [Table Text Block]
IBDU1	1 Year	5 Years	10 Years
Initial Class	11.17%	5.38%	5.93%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 3,485,254,963
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 10,814,223
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,485,254,963
Number of Portfolio Holdings	14
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,814,223

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	47.4%
U.S. Equity Funds	35.8
International Equity Funds	16.2
Other Investment Company	2.4
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(2.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard Total Bond Market ETF	20.2%
iShares Core U.S. Aggregate Bond ETF	20.2
Vanguard S&P 500 ETF	15.5
iShares Core S&P 500 ETF	10.8
Vanguard Intermediate-Term Corporate Bond ETF	7.0
Vanguard FTSE Developed Markets ETF	5.5
iShares Core MSCI Emerging Markets ETF	4.9
SPDR S&P 500 ETF Trust	4.9
iShares Core MSCI EAFE ETF	4.4
iShares Core S&P Mid-Cap ETF	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062366
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.58%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%	[40]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 10.77%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  Overall, the fiscal year ended December 31, 2025, was another year of materially positive risk asset performance. U.S., international, and emerging markets equities all achieved positive returns, and international developed and emerging markets generally outperformed U.S. markets. Within fixed income, yields fell over the fiscal year, and bond funds posted gains on the back of the U.S. Federal Reserve’s rate cuts and still-elevated yields.

  The Portfolio is a multi-asset fund-of-funds that seeks to achieve its investment objective of balancing capital appreciation and income by investing its assets primarily in a combination of underlying third-party exchange-traded funds (“ETFs”). The Portfolio employs a managed risk strategy that seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

  The Portfolio’s managed risk process was triggered in the Portfolio in early April 2025 due to heightened market volatility arising from uncertainty surrounding tariffs. The Portfolio de-risked to its minimal equity allocation and re-risked to its full equity position in early to mid-May 2025. Market volatility did not trigger the managed risk volatility cap for the remainder of the fiscal year, and the Portfolio maintained its full equity allocation, remaining invested in equity markets and capturing overall positive performance during this period.

  The Portfolio’s performance over the fiscal year was positive, with a modestly overweight position in equities adding to returns during periods in which the Fund maintained its maximum allocation to equity ETFs. The Portfolio underperformed the blended benchmark returns due to the decrease in the Portfolio’s exposure to equity ETFs in April and May 2025. Both equities and fixed income returned positively, with Portfolio performance being driven by both U.S. and international ETFs in the overall equity rally in 2025. An allocation to investment grade corporate bonds contributed to returns, as corporate bonds outperformed broader U.S. fixed income during the period.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,690	$9,436	$10,138
2/29/2016	$9,699	$9,433	$10,210
3/31/2016	$10,009	$10,097	$10,303
4/30/2016	$10,073	$10,159	$10,343
5/31/2016	$10,109	$10,341	$10,345
6/30/2016	$10,201	$10,362	$10,531
7/31/2016	$10,392	$10,774	$10,598
8/31/2016	$10,394	$10,801	$10,586
9/30/2016	$10,422	$10,818	$10,580
10/31/2016	$10,263	$10,584	$10,499
11/30/2016	$10,263	$11,058	$10,250
12/31/2016	$10,375	$11,274	$10,265
1/31/2017	$10,515	$11,486	$10,285
2/28/2017	$10,711	$11,913	$10,354
3/31/2017	$10,758	$11,921	$10,349
4/30/2017	$10,870	$12,047	$10,428
5/31/2017	$11,001	$12,171	$10,509
6/30/2017	$11,048	$12,280	$10,498
7/31/2017	$11,206	$12,512	$10,543
8/31/2017	$11,257	$12,536	$10,638
9/30/2017	$11,380	$12,842	$10,587
10/31/2017	$11,513	$13,122	$10,593
11/30/2017	$11,655	$13,521	$10,580
12/31/2017	$11,769	$13,656	$10,628
1/31/2018	$12,083	$14,375	$10,506
2/28/2018	$11,750	$13,846	$10,406
3/31/2018	$11,693	$13,568	$10,473
4/30/2018	$11,665	$13,619	$10,395
5/31/2018	$11,779	$14,004	$10,469
6/30/2018	$11,760	$14,095	$10,456
7/31/2018	$11,940	$14,563	$10,459
8/31/2018	$12,084	$15,074	$10,526
9/30/2018	$12,056	$15,099	$10,458
10/31/2018	$11,515	$13,988	$10,376
11/30/2018	$11,640	$14,268	$10,438
12/31/2018	$11,234	$12,940	$10,629
1/31/2019	$11,611	$14,051	$10,742
2/28/2019	$11,737	$14,545	$10,736
3/31/2019	$11,911	$14,757	$10,942
4/30/2019	$12,133	$15,346	$10,945
5/31/2019	$11,814	$14,353	$11,139
6/30/2019	$12,287	$15,361	$11,279
7/31/2019	$12,316	$15,590	$11,304
8/31/2019	$12,314	$15,272	$11,597
9/30/2019	$12,415	$15,540	$11,535
10/31/2019	$12,587	$15,874	$11,570
11/30/2019	$12,780	$16,478	$11,564
12/31/2019	$12,992	$16,954	$11,556
1/31/2020	$13,023	$16,935	$11,778
2/29/2020	$12,577	$15,549	$11,990
3/31/2020	$11,726	$13,410	$11,920
4/30/2020	$12,121	$15,187	$12,132
5/31/2020	$12,314	$15,999	$12,188
6/30/2020	$12,456	$16,364	$12,265
7/31/2020	$12,729	$17,294	$12,448
8/31/2020	$12,960	$18,546	$12,348
9/30/2020	$12,761	$17,871	$12,341
10/31/2020	$12,614	$17,485	$12,286
11/30/2020	$13,274	$19,613	$12,406
12/31/2020	$13,536	$20,495	$12,423
1/31/2021	$13,484	$20,404	$12,334
2/28/2021	$13,589	$21,042	$12,156
3/31/2021	$13,735	$21,796	$12,005
4/30/2021	$14,092	$22,919	$12,099
5/31/2021	$14,207	$23,024	$12,139
6/30/2021	$14,364	$23,592	$12,224
7/31/2021	$14,500	$23,991	$12,361
8/31/2021	$14,681	$24,675	$12,337
9/30/2021	$14,270	$23,568	$12,230
10/31/2021	$14,703	$25,161	$12,227
11/30/2021	$14,514	$24,778	$12,263
12/31/2021	$14,803	$25,754	$12,232
1/31/2022	$14,225	$24,239	$11,968
2/28/2022	$13,914	$23,628	$11,835
3/31/2022	$13,848	$24,395	$11,506
4/30/2022	$13,126	$22,206	$11,069
5/31/2022	$13,126	$22,176	$11,141
6/30/2022	$12,715	$20,321	$10,966
7/31/2022	$13,104	$22,227	$11,234
8/31/2022	$12,691	$21,397	$10,917
9/30/2022	$12,101	$19,413	$10,445
10/31/2022	$12,286	$21,005	$10,310
11/30/2022	$12,888	$22,102	$10,689
12/31/2022	$12,691	$20,808	$10,641
1/31/2023	$13,351	$22,241	$10,968
2/28/2023	$12,958	$21,721	$10,684
3/31/2023	$13,293	$22,302	$10,956
4/30/2023	$13,421	$22,539	$11,022
5/31/2023	$13,259	$22,627	$10,902
6/30/2023	$13,652	$24,172	$10,863
7/31/2023	$13,907	$25,039	$10,856
8/31/2023	$13,647	$24,555	$10,786
9/30/2023	$13,154	$23,386	$10,512
10/31/2023	$12,851	$22,766	$10,346
11/30/2023	$13,735	$24,888	$10,815
12/31/2023	$14,366	$26,209	$11,229
1/31/2024	$14,341	$26,499	$11,198
2/29/2024	$14,568	$27,933	$11,040
3/31/2024	$14,884	$28,835	$11,142
4/30/2024	$14,429	$27,566	$10,860
5/31/2024	$14,884	$28,868	$11,044
6/30/2024	$15,099	$29,762	$11,149
7/31/2024	$15,414	$30,315	$11,409
8/31/2024	$15,709	$30,975	$11,573
9/30/2024	$15,983	$31,616	$11,728
10/31/2024	$15,617	$31,384	$11,437
11/30/2024	$16,035	$33,471	$11,558
12/31/2024	$15,670	$32,448	$11,369
1/31/2025	$15,944	$33,473	$11,430
2/28/2025	$16,061	$32,831	$11,681
3/31/2025	$15,735	$30,916	$11,685
4/30/2025	$15,435	$30,709	$11,731
5/31/2025	$15,735	$32,655	$11,647
6/30/2025	$16,244	$34,314	$11,826
7/31/2025	$16,310	$35,070	$11,795
8/31/2025	$16,644	$35,881	$11,936
9/30/2025	$17,022	$37,120	$12,067
10/31/2025	$17,246	$37,915	$12,142
11/30/2025	$17,316	$38,019	$12,217
12/31/2025	$17,357	$38,012	$12,199

Average Annual Return [Table Text Block]
IBDU2	1 Year	5 Years	10 Years
Service Class	10.77%	5.10%	5.67%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 3,485,254,963
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 10,814,223
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,485,254,963
Number of Portfolio Holdings	14
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,814,223

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	47.4%
U.S. Equity Funds	35.8
International Equity Funds	16.2
Other Investment Company	2.4
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(2.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard Total Bond Market ETF	20.2%
iShares Core U.S. Aggregate Bond ETF	20.2
Vanguard S&P 500 ETF	15.5
iShares Core S&P 500 ETF	10.8
Vanguard Intermediate-Term Corporate Bond ETF	7.0
Vanguard FTSE Developed Markets ETF	5.5
iShares Core MSCI Emerging Markets ETF	4.9
SPDR S&P 500 ETF Trust	4.9
iShares Core MSCI EAFE ETF	4.4
iShares Core S&P Mid-Cap ETF	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000080975
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.36%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%	[41]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 10.27%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended Benchmark, returned 12.19% over the same period.

  Overall, the fiscal year ended December 31, 2025, was another year of materially positive risk asset performance. U.S., international, and emerging markets equities all achieved positive returns, and international developed and emerging markets generally outperformed U.S. markets. Within fixed income, yields fell over the fiscal year, and bond funds posted gains on the back of the U.S. Federal Reserve’s rate cuts and still-elevated yields.

  The Portfolio is a multi-asset fund-of-funds that seeks to achieve its investment objective of current income and preservation of capital by investing its assets primarily in a combination of underlying third-party exchange-traded funds (“ETFs”). The Portfolio employs a managed risk strategy that seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

  The Portfolio’s managed risk process was triggered in the Portfolio in early April 2025 due to heightened market volatility arising from uncertainty surrounding tariffs. The Portfolio de-risked to its minimal equity allocation and re-risked to its full equity position in early to mid-May 2025. Market volatility did not trigger the managed risk volatility cap for the remainder of the fiscal year, and the Portfolio maintained its full equity allocation, remaining invested in equity markets and capturing overall positive performance during this period.

  The Portfolio’s performance over the fiscal year was positive, with a modestly overweight position in equities adding to returns during periods in which the Fund maintained its maximum allocation to equity ETFs. The Portfolio underperformed the blended benchmark returns due to the decrease in the Portfolio’s exposure to equity ETFs in April and May 2025. Both equities and fixed income returned positively, with Portfolio performance being driven by both U.S. and international ETFs in the overall equity rally in 2025. An allocation to investment grade corporate bonds contributed to returns, as corporate bonds outperformed broader U.S. fixed income during the period.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,922	$10,138	$9,879
2/29/2016	$9,957	$10,210	$9,911
3/31/2016	$10,215	$10,303	$10,227
4/30/2016	$10,267	$10,343	$10,295
5/31/2016	$10,293	$10,345	$10,329
6/30/2016	$10,439	$10,531	$10,439
7/31/2016	$10,594	$10,598	$10,639
8/31/2016	$10,586	$10,586	$10,644
9/30/2016	$10,604	$10,580	$10,658
10/31/2016	$10,471	$10,499	$10,533
11/30/2016	$10,365	$10,250	$10,463
12/31/2016	$10,436	$10,265	$10,552
1/31/2017	$10,524	$10,285	$10,653
2/28/2017	$10,666	$10,354	$10,817
3/31/2017	$10,710	$10,349	$10,843
4/30/2017	$10,816	$10,428	$10,950
5/31/2017	$10,931	$10,509	$11,069
6/30/2017	$10,975	$10,498	$11,089
7/31/2017	$11,117	$10,543	$11,212
8/31/2017	$11,172	$10,638	$11,287
9/30/2017	$11,389	$10,593	$11,430
10/31/2017	$11,515	$10,580	$11,518
12/31/2017	$11,615	$10,628	$11,609
1/31/2018	$11,850	$10,506	$11,739
2/28/2018	$11,488	$10,406	$11,504
3/31/2018	$11,515	$10,473	$11,475
4/30/2018	$11,452	$10,395	$11,450
5/31/2018	$11,543	$10,469	$11,558
6/30/2018	$11,543	$10,456	$11,547
7/31/2018	$11,642	$10,459	$11,674
8/31/2018	$11,760	$10,526	$11,800
9/30/2018	$11,723	$10,458	$11,761
10/31/2018	$11,333	$10,376	$11,387
11/30/2018	$11,435	$10,438	$11,498
12/31/2018	$11,231	$10,629	$11,316
1/31/2019	$11,509	$10,742	$11,723
2/28/2019	$11,583	$10,736	$11,845
3/31/2019	$11,788	$10,942	$12,044
4/30/2019	$11,880	$10,945	$12,197
5/31/2019	$11,843	$11,139	$12,078
6/30/2019	$12,140	$11,279	$12,459
7/31/2019	$12,168	$11,304	$12,510
8/31/2019	$12,351	$11,597	$12,620
9/30/2019	$12,351	$11,535	$12,666
10/31/2019	$12,441	$11,570	$12,804
11/30/2019	$12,531	$11,564	$12,932
12/31/2019	$12,621	$11,556	$13,076
1/31/2020	$12,770	$11,778	$13,199
2/29/2020	$12,661	$11,990	$12,977
3/31/2020	$12,051	$11,920	$12,292
4/30/2020	$12,381	$12,132	$12,937
5/31/2020	$12,531	$12,188	$13,197
6/30/2020	$12,651	$12,265	$13,389
7/31/2020	$12,900	$12,448	$13,769
8/31/2020	$12,941	$12,348	$14,006
9/30/2020	$12,848	$12,341	$13,842
10/31/2020	$12,735	$12,286	$13,700
11/30/2020	$13,147	$12,406	$14,389
12/31/2020	$13,280	$12,423	$14,644
1/31/2021	$13,188	$12,334	$14,565
2/28/2021	$13,116	$12,156	$14,572
3/31/2021	$13,095	$12,005	$14,605
4/30/2021	$13,301	$12,099	$14,914
5/31/2021	$13,352	$12,139	$15,010
6/30/2021	$13,486	$12,224	$15,166
7/31/2021	$13,630	$12,361	$15,322
8/31/2021	$13,690	$12,337	$15,443
9/30/2021	$13,446	$12,230	$15,133
10/31/2021	$13,637	$12,227	$15,420
11/30/2021	$13,573	$12,263	$15,327
12/31/2021	$13,679	$12,232	$15,514
1/31/2022	$13,265	$11,968	$15,011
2/28/2022	$13,095	$11,835	$14,779
3/31/2022	$12,841	$11,506	$14,636
4/30/2022	$12,289	$11,069	$13,855
5/31/2022	$12,374	$11,141	$13,918
6/30/2022	$12,045	$10,966	$13,365
7/31/2022	$12,352	$11,234	$13,940
8/31/2022	$12,062	$10,917	$13,509
9/30/2022	$11,600	$10,445	$12,681
10/31/2022	$11,644	$10,310	$12,872
11/30/2022	$12,238	$10,689	$13,502
12/31/2022	$12,084	$10,641	$13,254
1/31/2023	$12,601	$10,968	$13,859
2/28/2023	$12,260	$10,684	$13,498
3/31/2023	$12,601	$10,956	$13,846
4/30/2023	$12,711	$11,022	$13,960
5/31/2023	$12,568	$10,902	$13,826
6/30/2023	$12,821	$10,863	$14,095
7/31/2023	$12,986	$10,856	$14,273
8/31/2023	$12,789	$10,786	$14,081
9/30/2023	$12,377	$10,512	$13,635
10/31/2023	$12,106	$10,346	$13,347
11/30/2023	$12,848	$10,815	$14,174
12/31/2023	$13,402	$11,229	$14,788
1/31/2024	$13,390	$11,198	$14,787
2/29/2024	$13,485	$11,040	$14,887
3/31/2024	$13,720	$11,142	$15,145
4/30/2024	$13,320	$10,860	$14,705
5/31/2024	$13,697	$11,044	$15,087
6/30/2024	$13,874	$11,149	$15,296
7/31/2024	$14,180	$11,409	$15,634
8/31/2024	$14,430	$11,573	$15,909
9/30/2024	$14,669	$11,728	$16,174
10/31/2024	$14,329	$11,437	$15,806
11/30/2024	$14,644	$11,558	$16,162
12/31/2024	$14,341	$11,369	$15,836
1/31/2025	$14,543	$11,430	$16,078
2/28/2025	$14,707	$11,681	$16,254
3/31/2025	$14,493	$11,685	$16,015
4/30/2025	$14,367	$11,731	$16,088
5/31/2025	$14,556	$11,647	$16,343
6/30/2025	$14,946	$11,826	$16,770
7/31/2025	$14,997	$11,795	$16,830
8/31/2025	$15,261	$11,936	$17,117
9/30/2025	$15,551	$12,067	$17,449
10/31/2025	$15,722	$12,142	$17,649
11/30/2025	$15,800	$12,217	$17,732
12/31/2025	$15,814	$12,199	$17,768

Average Annual Return [Table Text Block]
IXFV1	1 Year	5 Years	10 Years
Initial Class	10.27%	3.55%	4.69%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended BenchmarkFootnote Reference(b)	12.19%	3.94%	5.92%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 385,443,871
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,247,510
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$385,443,871
Number of Portfolio Holdings	15
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,247,510

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	62.7%
U.S. Equity Funds	25.4
International Equity Funds	11.3
Other Investment Company	2.2
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Schwab U.S. Aggregate Bond ETF	19.4%
Vanguard Total Bond Market ETF	19.3
iShares Core U.S. Aggregate Bond ETF	19.1
iShares Core S&P 500 ETF	7.3
Vanguard S&P 500 ETF	7.3
SPDR S&P 500 ETF Trust	7.3
Vanguard Intermediate-Term Corporate Bond ETF	4.9
iShares Core MSCI Emerging Markets ETF	3.3
Vanguard FTSE Developed Markets ETF	2.9
iShares Core MSCI EAFE ETF	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000080976
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	0.61%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%	[42]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 10.07%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended Benchmark, returned 12.19% over the same period.

  Overall, the fiscal year ended December 31, 2025, was another year of materially positive risk asset performance. U.S., international, and emerging markets equities all achieved positive returns, and international developed and emerging markets generally outperformed U.S. markets. Within fixed income, yields fell over the fiscal year, and bond funds posted gains on the back of the U.S. Federal Reserve’s rate cuts and still-elevated yields.

  The Portfolio is a multi-asset fund-of-funds that seeks to achieve its investment objective of current income and preservation of capital by investing its assets primarily in a combination of underlying third-party exchange-traded funds (“ETFs”). The Portfolio employs a managed risk strategy that seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

  The Portfolio’s managed risk process was triggered in the Portfolio in early April 2025 due to heightened market volatility arising from uncertainty surrounding tariffs. The Portfolio de-risked to its minimal equity allocation and re-risked to its full equity position in early to mid-May 2025. Market volatility did not trigger the managed risk volatility cap for the remainder of the fiscal year, and the Portfolio maintained its full equity allocation, remaining invested in equity markets and capturing overall positive performance during this period.

  The Portfolio’s performance over the fiscal year was positive, with a modestly overweight position in equities adding to returns during periods in which the Fund maintained its maximum allocation to equity ETFs. The Portfolio underperformed the blended benchmark returns due to the decrease in the Portfolio’s exposure to equity ETFs in April and May 2025. Both equities and fixed income returned positively, with Portfolio performance being driven by both U.S. and international ETFs in the overall equity rally in 2025. An allocation to investment grade corporate bonds contributed to returns, as corporate bonds outperformed broader U.S. fixed income during the period.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,922	$10,138	$9,879
2/29/2016	$9,957	$10,210	$9,911
3/31/2016	$10,209	$10,303	$10,227
4/30/2016	$10,261	$10,343	$10,295
5/31/2016	$10,287	$10,345	$10,329
6/30/2016	$10,426	$10,531	$10,439
7/31/2016	$10,582	$10,598	$10,639
8/31/2016	$10,568	$10,586	$10,644
9/30/2016	$10,586	$10,580	$10,658
10/31/2016	$10,452	$10,499	$10,533
11/30/2016	$10,336	$10,250	$10,463
12/31/2016	$10,408	$10,265	$10,552
1/31/2017	$10,497	$10,285	$10,653
2/28/2017	$10,639	$10,354	$10,817
3/31/2017	$10,675	$10,349	$10,843
4/30/2017	$10,781	$10,428	$10,950
5/31/2017	$10,897	$10,509	$11,069
6/30/2017	$10,933	$10,498	$11,089
7/31/2017	$11,066	$10,543	$11,212
8/31/2017	$11,129	$10,638	$11,287
9/30/2017	$11,338	$10,593	$11,430
10/31/2017	$11,456	$10,580	$11,518
12/31/2017	$11,556	$10,628	$11,609
1/31/2018	$11,782	$10,506	$11,739
2/28/2018	$11,429	$10,406	$11,504
3/31/2018	$11,447	$10,473	$11,475
4/30/2018	$11,383	$10,395	$11,450
5/31/2018	$11,474	$10,469	$11,558
6/30/2018	$11,474	$10,456	$11,547
7/31/2018	$11,565	$10,459	$11,674
8/31/2018	$11,679	$10,526	$11,800
9/30/2018	$11,642	$10,458	$11,761
10/31/2018	$11,252	$10,376	$11,387
11/30/2018	$11,354	$10,438	$11,498
12/31/2018	$11,140	$10,629	$11,316
1/31/2019	$11,428	$10,742	$11,723
2/28/2019	$11,494	$10,736	$11,845
3/31/2019	$11,698	$10,942	$12,044
4/30/2019	$11,782	$10,945	$12,197
5/31/2019	$11,745	$11,139	$12,078
6/30/2019	$12,042	$11,279	$12,459
7/31/2019	$12,061	$11,304	$12,510
8/31/2019	$12,238	$11,597	$12,620
9/30/2019	$12,238	$11,535	$12,666
10/31/2019	$12,318	$11,570	$12,804
11/30/2019	$12,408	$11,564	$12,932
12/31/2019	$12,498	$11,556	$13,076
1/31/2020	$12,638	$11,778	$13,199
2/29/2020	$12,528	$11,990	$12,977
3/31/2020	$11,929	$11,920	$12,292
4/30/2020	$12,248	$12,132	$12,937
5/31/2020	$12,398	$12,188	$13,197
6/30/2020	$12,508	$12,265	$13,389
7/31/2020	$12,748	$12,448	$13,769
8/31/2020	$12,794	$12,348	$14,006
9/30/2020	$12,702	$12,341	$13,842
10/31/2020	$12,579	$12,286	$13,700
11/30/2020	$12,989	$12,406	$14,389
12/31/2020	$13,112	$12,423	$14,644
1/31/2021	$13,030	$12,334	$14,565
2/28/2021	$12,948	$12,156	$14,572
3/31/2021	$12,928	$12,005	$14,605
4/30/2021	$13,122	$12,099	$14,914
5/31/2021	$13,184	$12,139	$15,010
6/30/2021	$13,297	$12,224	$15,166
7/31/2021	$13,440	$12,361	$15,322
8/31/2021	$13,495	$12,337	$15,443
9/30/2021	$13,252	$12,230	$15,133
10/31/2021	$13,432	$12,227	$15,420
11/30/2021	$13,379	$12,263	$15,327
12/31/2021	$13,474	$12,232	$15,514
1/31/2022	$13,073	$11,968	$15,011
2/28/2022	$12,904	$11,835	$14,779
3/31/2022	$12,650	$11,506	$14,636
4/30/2022	$12,101	$11,069	$13,855
5/31/2022	$12,175	$11,141	$13,918
6/30/2022	$11,848	$10,966	$13,365
7/31/2022	$12,154	$11,234	$13,940
8/31/2022	$11,869	$10,917	$13,509
9/30/2022	$11,411	$10,445	$12,681
10/31/2022	$11,455	$10,310	$12,872
11/30/2022	$12,022	$10,689	$13,502
12/31/2022	$11,880	$10,641	$13,254
1/31/2023	$12,382	$10,968	$13,859
2/28/2023	$12,044	$10,684	$13,498
3/31/2023	$12,371	$10,956	$13,846
4/30/2023	$12,480	$11,022	$13,960
5/31/2023	$12,338	$10,902	$13,826
6/30/2023	$12,578	$10,863	$14,095
7/31/2023	$12,742	$10,856	$14,273
8/31/2023	$12,555	$10,786	$14,081
9/30/2023	$12,135	$10,512	$13,635
10/31/2023	$11,878	$10,346	$13,347
11/30/2023	$12,602	$10,815	$14,174
12/31/2023	$13,138	$11,229	$14,788
1/31/2024	$13,115	$11,198	$14,787
2/29/2024	$13,220	$11,040	$14,887
3/31/2024	$13,442	$11,142	$15,145
4/30/2024	$13,045	$10,860	$14,705
5/31/2024	$13,407	$11,044	$15,087
6/30/2024	$13,582	$11,149	$15,296
7/31/2024	$13,874	$11,409	$15,634
8/31/2024	$14,117	$11,573	$15,909
9/30/2024	$14,342	$11,728	$16,174
10/31/2024	$14,005	$11,437	$15,806
11/30/2024	$14,329	$11,558	$16,162
12/31/2024	$14,018	$11,369	$15,836
1/31/2025	$14,217	$11,430	$16,078
2/28/2025	$14,379	$11,681	$16,254
3/31/2025	$14,167	$11,685	$16,015
4/30/2025	$14,030	$11,731	$16,088
5/31/2025	$14,217	$11,647	$16,343
6/30/2025	$14,603	$11,826	$16,770
7/31/2025	$14,640	$11,795	$16,830
8/31/2025	$14,898	$11,936	$17,117
9/30/2025	$15,183	$12,067	$17,449
10/31/2025	$15,351	$12,142	$17,649
11/30/2025	$15,416	$12,217	$17,732
12/31/2025	$15,429	$12,199	$17,768

Average Annual Return [Table Text Block]
IXFV2	1 Year	5 Years	10 Years
Service Class	10.07%	3.31%	4.43%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended BenchmarkFootnote Reference(b)	12.19%	3.94%	5.92%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 385,443,871
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,247,510
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$385,443,871
Number of Portfolio Holdings	15
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,247,510

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	62.7%
U.S. Equity Funds	25.4
International Equity Funds	11.3
Other Investment Company	2.2
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Schwab U.S. Aggregate Bond ETF	19.4%
Vanguard Total Bond Market ETF	19.3
iShares Core U.S. Aggregate Bond ETF	19.1
iShares Core S&P 500 ETF	7.3
Vanguard S&P 500 ETF	7.3
SPDR S&P 500 ETF Trust	7.3
Vanguard Intermediate-Term Corporate Bond ETF	4.9
iShares Core MSCI Emerging Markets ETF	3.3
Vanguard FTSE Developed Markets ETF	2.9
iShares Core MSCI EAFE ETF	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062367
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$36	0.34%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%	[43]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 12.49%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended Benchmark, returned 18.12% over the same period.

  Overall, the fiscal year ended December 31, 2025, was another year of materially positive risk asset performance. U.S., international, and emerging markets equities all achieved positive returns, and international developed and emerging markets generally outperformed U.S. markets. Within fixed income, yields fell over the fiscal year, and bond funds posted gains on the back of the U.S. Federal Reserve’s rate cuts and still-elevated yields.

  The Portfolio is a multi-asset fund-of-funds that seeks capital appreciation as a primary objective and income as a secondary objective by investing its assets primarily in a combination of underlying third-party exchange-traded funds (“ETFs”). The Portfolio employs a managed risk strategy that seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

  The Portfolio’s managed risk process was triggered in the Portfolio in early April 2025 due to heightened market volatility arising from uncertainty surrounding tariffs. The Portfolio de-risked to its minimal equity allocation and re-risked to its full equity position in early to mid-May 2025. Market volatility did not trigger the managed risk volatility cap for the remainder of the fiscal year, and the Portfolio maintained its full equity allocation, remaining invested in equity markets and capturing overall positive performance during this period.

  The Portfolio’s performance over the fiscal year was positive, with a modestly overweight position in equities adding to returns during periods in which the Fund maintained its maximum allocation to equity ETFs. The Portfolio underperformed the blended benchmark returns due to the decrease in the Portfolio’s exposure to equity ETFs in April and May 2025. Both equities and fixed income returned positively, with Portfolio performance being driven by both U.S. and international ETFs in the overall equity rally in 2025. An allocation to investment grade corporate bonds contributed to returns, as corporate bonds outperformed broader U.S. fixed income during the period.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,586	$9,436	$9,581
2/29/2016	$9,564	$9,433	$9,569
3/31/2016	$9,968	$10,097	$10,124
4/30/2016	$10,043	$10,159	$10,228
5/31/2016	$10,117	$10,341	$10,290
6/30/2016	$10,064	$10,362	$10,312
7/31/2016	$10,329	$10,774	$10,662
8/31/2016	$10,345	$10,801	$10,687
9/30/2016	$10,367	$10,818	$10,727
10/31/2016	$10,205	$10,584	$10,552
11/30/2016	$10,335	$11,058	$10,676
12/31/2016	$10,497	$11,274	$10,854
1/31/2017	$10,713	$11,486	$11,056
2/28/2017	$10,973	$11,913	$11,332
3/31/2017	$11,049	$11,921	$11,402
4/30/2017	$11,179	$12,047	$11,545
5/31/2017	$11,341	$12,171	$11,715
6/30/2017	$11,406	$12,280	$11,774
7/31/2017	$11,633	$12,512	$11,998
8/31/2017	$11,664	$12,536	$12,048
9/30/2017	$12,083	$13,122	$12,433
10/31/2017	$12,314	$13,521	$12,653
12/31/2017	$12,469	$13,656	$12,802
1/31/2018	$12,998	$14,375	$13,280
2/28/2018	$12,447	$13,846	$12,851
3/31/2018	$12,270	$13,568	$12,688
4/30/2018	$12,281	$13,619	$12,739
5/31/2018	$12,425	$14,004	$12,883
6/30/2018	$12,413	$14,095	$12,868
7/31/2018	$12,711	$14,563	$13,167
8/31/2018	$12,900	$15,074	$13,363
9/30/2018	$12,900	$15,099	$13,367
10/31/2018	$12,080	$13,988	$12,577
11/30/2018	$12,215	$14,268	$12,752
12/31/2018	$11,597	$12,940	$12,061
1/31/2019	$12,136	$14,051	$12,842
2/28/2019	$12,361	$14,545	$13,133
3/31/2019	$12,518	$14,757	$13,316
4/30/2019	$12,877	$15,346	$13,672
5/31/2019	$12,271	$14,353	$13,111
6/30/2019	$12,944	$15,361	$13,808
7/31/2019	$12,989	$15,590	$13,888
8/31/2019	$12,805	$15,272	$13,736
9/30/2019	$12,968	$15,540	$13,929
10/31/2019	$13,220	$15,874	$14,209
11/30/2019	$13,534	$16,478	$14,517
12/31/2019	$13,887	$16,954	$14,878
1/31/2020	$13,811	$16,935	$14,845
2/29/2020	$13,006	$15,549	$14,005
3/31/2020	$12,075	$13,410	$12,512
4/30/2020	$12,566	$15,187	$13,654
5/31/2020	$12,830	$15,999	$14,166
6/30/2020	$12,868	$16,364	$14,511
7/31/2020	$13,195	$17,294	$15,142
8/31/2020	$13,680	$18,546	$15,835
9/30/2020	$13,376	$17,871	$15,451
10/31/2020	$13,124	$17,485	$15,190
11/30/2020	$14,038	$19,613	$16,659
12/31/2020	$14,515	$20,495	$17,267
1/31/2021	$14,462	$20,404	$17,210
2/28/2021	$14,753	$21,042	$17,509
3/31/2021	$14,991	$21,796	$17,840
4/30/2021	$15,481	$22,919	$18,482
5/31/2021	$15,640	$23,024	$18,675
6/30/2021	$15,839	$23,592	$18,932
7/31/2021	$15,985	$23,991	$19,097
8/31/2021	$16,287	$24,675	$19,458
9/30/2021	$15,712	$23,568	$18,819
10/31/2021	$16,400	$25,161	$19,577
11/30/2021	$16,105	$24,778	$19,248
12/31/2021	$16,582	$25,754	$19,808
1/31/2022	$15,824	$24,239	$18,926
2/28/2022	$15,431	$23,628	$18,541
3/31/2022	$15,529	$24,395	$18,738
4/30/2022	$14,588	$22,206	$17,417
5/31/2022	$14,616	$22,176	$17,461
6/30/2022	$13,999	$20,321	$16,287
7/31/2022	$14,616	$22,227	$17,318
8/31/2022	$14,208	$21,397	$16,730
9/30/2022	$13,463	$19,413	$15,357
10/31/2022	$13,859	$21,005	$16,069
11/30/2022	$14,618	$22,102	$17,095
12/31/2022	$14,208	$20,808	$16,524
1/31/2023	$15,150	$22,241	$17,563
2/28/2023	$14,694	$21,721	$17,097
3/31/2023	$15,089	$22,302	$17,544
4/30/2023	$15,272	$22,539	$17,734
5/31/2023	$15,105	$22,627	$17,581
6/30/2023	$15,788	$24,172	$18,378
7/31/2023	$16,244	$25,039	$18,893
8/31/2023	$15,858	$24,555	$18,477
9/30/2023	$15,207	$23,386	$17,766
10/31/2023	$14,795	$22,766	$17,279
11/30/2023	$15,984	$24,888	$18,678
12/31/2023	$16,777	$26,209	$19,592
1/31/2024	$16,761	$26,499	$19,643
2/29/2024	$17,316	$27,933	$20,238
3/31/2024	$17,808	$28,835	$20,776
4/30/2024	$17,190	$27,566	$20,091
5/31/2024	$17,887	$28,868	$20,813
6/30/2024	$18,189	$29,762	$21,197
7/31/2024	$18,569	$30,315	$21,636
8/31/2024	$18,947	$30,975	$22,098
9/30/2024	$19,307	$31,616	$22,551
10/31/2024	$18,898	$31,384	$22,075
11/30/2024	$19,553	$33,471	$22,849
12/31/2024	$19,045	$32,448	$22,294
1/31/2025	$19,504	$33,473	$22,891
2/28/2025	$19,520	$32,831	$22,865
3/31/2025	$18,931	$30,916	$22,155
4/30/2025	$18,374	$30,709	$22,286
5/31/2025	$18,849	$32,655	$23,221
6/30/2025	$19,618	$34,314	$24,108
7/31/2025	$19,782	$35,070	$24,354
8/31/2025	$20,303	$35,881	$24,917
9/30/2025	$20,873	$37,120	$25,641
10/31/2025	$21,229	$37,915	$26,087
11/30/2025	$21,318	$38,019	$26,165
12/31/2025	$21,425	$38,012	$26,334

Average Annual Return [Table Text Block]
IBD01	1 Year	5 Years	10 Years
Initial Class	12.49%	8.10%	7.92%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended BenchmarkFootnote Reference(b)	18.12%	8.81%	10.17%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,685,199,198
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 5,244,059
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,685,199,198
Number of Portfolio Holdings	14
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,244,059

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.4%
International Equity Funds	24.2
U.S. Fixed Income Funds	20.8
Repurchase Agreements	0.6
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard S&P 500 ETF	19.0%
iShares Core S&P 500 ETF	17.7
SPDR S&P 500 ETF Trust	10.5
iShares Core U.S. Aggregate Bond ETF	7.5
Vanguard Total Bond Market ETF	7.4
iShares Core MSCI Emerging Markets ETF	6.9
Vanguard Intermediate-Term Corporate Bond ETF	5.9
iShares Core MSCI EAFE ETF	5.8
Vanguard FTSE Developed Markets ETF	5.8
iShares MSCI EAFE ETF	5.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062368
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$63	0.59%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%	[44]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 12.27%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended Benchmark, returned 18.12% over the same period.

  Overall, the fiscal year ended December 31, 2025, was another year of materially positive risk asset performance. U.S., international, and emerging markets equities all achieved positive returns, and international developed and emerging markets generally outperformed U.S. markets. Within fixed income, yields fell over the fiscal year, and bond funds posted gains on the back of the U.S. Federal Reserve’s rate cuts and still-elevated yields.

  The Portfolio is a multi-asset fund-of-funds that seeks capital appreciation as a primary objective and income as a secondary objective by investing its assets primarily in a combination of underlying third-party exchange-traded funds (“ETFs”). The Portfolio employs a managed risk strategy that seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

  The Portfolio’s managed risk process was triggered in the Portfolio in early April 2025 due to heightened market volatility arising from uncertainty surrounding tariffs. The Portfolio de-risked to its minimal equity allocation and re-risked to its full equity position in early to mid-May 2025. Market volatility did not trigger the managed risk volatility cap for the remainder of the fiscal year, and the Portfolio maintained its full equity allocation, remaining invested in equity markets and capturing overall positive performance during this period.

  The Portfolio’s performance over the fiscal year was positive, with a modestly overweight position in equities adding to returns during periods in which the Fund maintained its maximum allocation to equity ETFs. The Portfolio underperformed the blended benchmark returns due to the decrease in the Portfolio’s exposure to equity ETFs in April and May 2025. Both equities and fixed income returned positively, with Portfolio performance being driven by both U.S. and international ETFs in the overall equity rally in 2025. An allocation to investment grade corporate bonds contributed to returns, as corporate bonds outperformed broader U.S. fixed income during the period.

  The views expressed reflect the opinions of Goldman Sachs Asset Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,579	$9,436	$9,581
2/29/2016	$9,558	$9,433	$9,569
3/31/2016	$9,957	$10,097	$10,124
4/30/2016	$10,032	$10,159	$10,228
5/31/2016	$10,097	$10,341	$10,290
6/30/2016	$10,054	$10,362	$10,312
7/31/2016	$10,313	$10,774	$10,662
8/31/2016	$10,324	$10,801	$10,687
9/30/2016	$10,346	$10,818	$10,727
10/31/2016	$10,182	$10,584	$10,552
11/30/2016	$10,313	$11,058	$10,676
12/31/2016	$10,467	$11,274	$10,854
1/31/2017	$10,675	$11,486	$11,056
2/28/2017	$10,938	$11,913	$11,332
3/31/2017	$11,015	$11,921	$11,402
4/30/2017	$11,146	$12,047	$11,545
5/31/2017	$11,300	$12,171	$11,715
6/30/2017	$11,366	$12,280	$11,774
7/31/2017	$11,585	$12,512	$11,998
8/31/2017	$11,609	$12,536	$12,048
9/30/2017	$12,033	$13,122	$12,433
10/31/2017	$12,255	$13,521	$12,653
12/31/2017	$12,400	$13,656	$12,802
1/31/2018	$12,924	$14,375	$13,280
2/28/2018	$12,378	$13,846	$12,851
3/31/2018	$12,200	$13,568	$12,688
4/30/2018	$12,211	$13,619	$12,739
5/31/2018	$12,344	$14,004	$12,883
6/30/2018	$12,333	$14,095	$12,868
7/31/2018	$12,623	$14,563	$13,167
8/31/2018	$12,803	$15,074	$13,363
9/30/2018	$12,814	$15,099	$13,367
10/31/2018	$11,999	$13,988	$12,577
11/30/2018	$12,124	$14,268	$12,752
12/31/2018	$11,513	$12,940	$12,061
1/31/2019	$12,045	$14,051	$12,842
2/28/2019	$12,260	$14,545	$13,133
3/31/2019	$12,418	$14,757	$13,316
4/30/2019	$12,769	$15,346	$13,672
5/31/2019	$12,169	$14,353	$13,111
6/30/2019	$12,826	$15,361	$13,808
7/31/2019	$12,871	$15,590	$13,888
8/31/2019	$12,683	$15,272	$13,736
9/30/2019	$12,835	$15,540	$13,929
10/31/2019	$13,088	$15,874	$14,209
11/30/2019	$13,392	$16,478	$14,517
12/31/2019	$13,747	$16,954	$14,878
1/31/2020	$13,658	$16,935	$14,845
2/29/2020	$12,873	$15,549	$14,005
3/31/2020	$11,948	$13,410	$12,512
4/30/2020	$12,429	$15,187	$13,654
5/31/2020	$12,683	$15,999	$14,166
6/30/2020	$12,721	$16,364	$14,511
7/31/2020	$13,050	$17,294	$15,142
8/31/2020	$13,515	$18,546	$15,835
9/30/2020	$13,222	$17,871	$15,451
10/31/2020	$12,955	$17,485	$15,190
11/30/2020	$13,874	$19,613	$16,659
12/31/2020	$14,327	$20,495	$17,267
1/31/2021	$14,287	$20,404	$17,210
2/28/2021	$14,553	$21,042	$17,509
3/31/2021	$14,793	$21,796	$17,840
4/30/2021	$15,272	$22,919	$18,482
5/31/2021	$15,419	$23,024	$18,675
6/30/2021	$15,618	$23,592	$18,932
7/31/2021	$15,765	$23,991	$19,097
8/31/2021	$16,057	$24,675	$19,458
9/30/2021	$15,479	$23,568	$18,819
10/31/2021	$16,156	$25,161	$19,577
11/30/2021	$15,860	$24,778	$19,248
12/31/2021	$16,339	$25,754	$19,808
1/31/2022	$15,578	$24,239	$18,926
2/28/2022	$15,197	$23,628	$18,541
3/31/2022	$15,282	$24,395	$18,738
4/30/2022	$14,351	$22,206	$17,417
5/31/2022	$14,394	$22,176	$17,461
6/30/2022	$13,773	$20,321	$16,287
7/31/2022	$14,379	$22,227	$17,318
8/31/2022	$13,967	$21,397	$16,730
9/30/2022	$13,236	$19,413	$15,357
10/31/2022	$13,616	$21,005	$16,069
11/30/2022	$14,363	$22,102	$17,095
12/31/2022	$13,967	$20,808	$16,524
1/31/2023	$14,881	$22,241	$17,563
2/28/2023	$14,439	$21,721	$17,097
3/31/2023	$14,804	$22,302	$17,544
4/30/2023	$14,987	$22,539	$17,734
5/31/2023	$14,820	$22,627	$17,581
6/30/2023	$15,490	$24,172	$18,378
7/31/2023	$15,932	$25,039	$18,893
8/31/2023	$15,547	$24,555	$18,477
9/30/2023	$14,913	$23,386	$17,766
10/31/2023	$14,516	$22,766	$17,279
11/30/2023	$15,658	$24,888	$18,678
12/31/2023	$16,436	$26,209	$19,592
1/31/2024	$16,436	$26,499	$19,643
2/29/2024	$16,959	$27,933	$20,238
3/31/2024	$17,451	$28,835	$20,776
4/30/2024	$16,832	$27,566	$20,091
5/31/2024	$17,515	$28,868	$20,813
6/30/2024	$17,800	$29,762	$21,197
7/31/2024	$18,165	$30,315	$21,636
8/31/2024	$18,528	$30,975	$22,098
9/30/2024	$18,888	$31,616	$22,551
10/31/2024	$18,479	$31,384	$22,075
11/30/2024	$19,117	$33,471	$22,849
12/31/2024	$18,610	$32,448	$22,294
1/31/2025	$19,068	$33,473	$22,891
2/28/2025	$19,068	$32,831	$22,865
3/31/2025	$18,495	$30,916	$22,155
4/30/2025	$17,956	$30,709	$22,286
5/31/2025	$18,413	$32,655	$23,221
6/30/2025	$19,149	$34,314	$24,108
7/31/2025	$19,313	$35,070	$24,354
8/31/2025	$19,810	$35,881	$24,917
9/30/2025	$20,361	$37,120	$25,641
10/31/2025	$20,716	$37,915	$26,087
11/30/2025	$20,787	$38,019	$26,165
12/31/2025	$20,894	$38,012	$26,334

Average Annual Return [Table Text Block]
IBD02	1 Year	5 Years	10 Years
Service Class	12.27%	7.84%	7.65%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended BenchmarkFootnote Reference(b)	18.12%	8.81%	10.17%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,685,199,198
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 5,244,059
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,685,199,198
Number of Portfolio Holdings	14
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,244,059

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.4%
International Equity Funds	24.2
U.S. Fixed Income Funds	20.8
Repurchase Agreements	0.6
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard S&P 500 ETF	19.0%
iShares Core S&P 500 ETF	17.7
SPDR S&P 500 ETF Trust	10.5
iShares Core U.S. Aggregate Bond ETF	7.5
Vanguard Total Bond Market ETF	7.4
iShares Core MSCI Emerging Markets ETF	6.9
Vanguard Intermediate-Term Corporate Bond ETF	5.9
iShares Core MSCI EAFE ETF	5.8
Vanguard FTSE Developed Markets ETF	5.8
iShares MSCI EAFE ETF	5.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000193819
Shareholder Report [Line Items]
Fund Name	Transamerica Great Lakes Advisors Large Cap Value VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	0.94%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%	[45]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 23.65%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 1000® Value Index, returned 15.91% over the same period.

  Stock selection was the largest driver of the Portfolio’s benchmark relative performance during the fiscal year ended December 31, 2025, while sector allocation also contributed modestly.

  At the sector level, stock selection within the information technology, manufacturing and financial services sectors contributed most to benchmark relative performance during the fiscal year, while stock selection in the energy and consumer staples sectors detracted during the period.

  Sector allocation benefitted most from an underweight in commercial services, which was offset by negative performance resulting from overweights to both the healthcare and consumer services sectors during the fiscal year. Cash had a negative impact on relative performance given the very strong absolute returns for equities in the period.

  At the stock level, a top contributor to benchmark relative performance was Micron Technology, Inc. (“Micron”). Micron, a memory semiconductor manufacturer, outperformed during the fiscal year, which the Portfolio’s sub-adviser believes is supported by improved pricing in their core memory products, tight industry supply, and increased AI-driven demand.

  One of the largest detractors from benchmark relative performance was UnitedHealth Group, Inc. (“UnitedHealth”). Shares of UnitedHealth, a U.S. health insurance and services company, underperformed following a disappointing earnings report in April. UnitedHealth shares declined further in May when the company formally withdrew its 2025 guidance, and the CEO unexpectedly departed. The Portfolio subsequently eliminated its position in UnitedHealth.

  The views expressed reflect the opinions of Great Lakes Advisors, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell 1000® Value Index
9/29/2017	$10,000	$10,000	$10,000
10/31/2017	$9,960	$10,254	$10,093
11/30/2017	$10,120	$10,565	$10,403
12/31/2017	$10,210	$10,671	$10,554
1/31/2018	$10,600	$11,233	$10,962
2/28/2018	$10,120	$10,819	$10,439
3/31/2018	$9,860	$10,602	$10,255
4/30/2018	$10,060	$10,642	$10,289
5/31/2018	$10,300	$10,943	$10,350
6/30/2018	$10,270	$11,014	$10,376
7/31/2018	$10,630	$11,380	$10,787
8/31/2018	$10,765	$11,779	$10,946
9/30/2018	$10,776	$11,799	$10,968
10/31/2018	$9,958	$10,930	$10,400
11/30/2018	$10,079	$11,149	$10,710
12/31/2018	$9,101	$10,111	$9,682
1/31/2019	$10,019	$10,979	$10,435
2/28/2019	$10,261	$11,365	$10,769
3/31/2019	$10,281	$11,531	$10,837
4/30/2019	$10,675	$11,992	$11,222
5/31/2019	$9,615	$11,216	$10,500
6/30/2019	$10,301	$12,003	$11,254
7/31/2019	$10,402	$12,182	$11,347
8/31/2019	$9,704	$11,934	$11,014
9/30/2019	$10,242	$12,143	$11,406
10/31/2019	$10,191	$12,404	$11,566
11/30/2019	$10,343	$12,876	$11,923
12/31/2019	$10,648	$13,248	$12,251
1/31/2020	$10,242	$13,233	$11,988
2/29/2020	$9,145	$12,150	$10,827
3/31/2020	$7,166	$10,479	$8,977
4/30/2020	$8,120	$11,867	$9,986
5/31/2020	$8,567	$12,501	$10,328
6/30/2020	$8,597	$12,787	$10,259
7/31/2020	$8,739	$13,513	$10,665
8/31/2020	$9,101	$14,492	$11,106
9/30/2020	$8,851	$13,965	$10,833
10/31/2020	$8,725	$13,663	$10,691
11/30/2020	$10,145	$15,325	$12,129
12/31/2020	$10,583	$16,015	$12,594
1/31/2021	$10,594	$15,944	$12,479
2/28/2021	$11,209	$16,442	$13,233
3/31/2021	$11,971	$17,031	$14,011
4/30/2021	$12,504	$17,909	$14,572
5/31/2021	$12,764	$17,991	$14,912
6/30/2021	$12,681	$18,435	$14,741
7/31/2021	$12,838	$18,746	$14,859
8/31/2021	$13,040	$19,281	$15,154
9/30/2021	$12,652	$18,416	$14,626
10/31/2021	$13,591	$19,661	$15,369
11/30/2021	$13,062	$19,362	$14,827
12/31/2021	$13,818	$20,124	$15,763
1/31/2022	$13,559	$18,940	$15,395
2/28/2022	$13,321	$18,463	$15,217
3/31/2022	$13,731	$19,062	$15,646
4/30/2022	$12,814	$17,352	$14,764
5/31/2022	$13,040	$17,328	$15,051
6/30/2022	$11,961	$15,879	$13,736
7/31/2022	$12,738	$17,368	$14,647
8/31/2022	$12,484	$16,720	$14,210
9/30/2022	$11,452	$15,170	$12,964
10/31/2022	$12,685	$16,414	$14,293
11/30/2022	$13,381	$17,270	$15,187
12/31/2022	$12,798	$16,259	$14,575
1/31/2023	$13,370	$17,379	$15,330
2/28/2023	$12,932	$16,973	$14,789
3/31/2023	$12,842	$17,427	$14,721
4/30/2023	$13,145	$17,612	$14,943
5/31/2023	$12,697	$17,681	$14,367
6/30/2023	$13,471	$18,888	$15,321
7/31/2023	$13,908	$19,565	$15,860
8/31/2023	$13,590	$19,188	$15,432
9/30/2023	$13,127	$18,274	$14,836
10/31/2023	$12,699	$17,789	$14,313
11/30/2023	$13,649	$19,448	$15,393
12/31/2023	$14,433	$20,480	$16,245
1/31/2024	$14,647	$20,707	$16,262
2/29/2024	$15,348	$21,827	$16,862
3/31/2024	$16,215	$22,531	$17,705
4/30/2024	$15,621	$21,540	$16,949
5/31/2024	$15,978	$22,558	$17,486
6/30/2024	$15,978	$23,256	$17,321
7/31/2024	$16,548	$23,688	$18,207
8/31/2024	$16,936	$24,204	$18,695
9/30/2024	$17,136	$24,705	$18,955
10/31/2024	$17,086	$24,523	$18,746
11/30/2024	$17,912	$26,155	$19,943
12/31/2024	$16,861	$25,355	$18,579
1/31/2025	$17,812	$26,156	$19,439
2/28/2025	$17,674	$25,654	$19,518
3/31/2025	$17,074	$24,158	$18,976
4/30/2025	$16,523	$23,996	$18,398
5/31/2025	$17,387	$25,517	$19,044
6/30/2025	$18,238	$26,813	$19,695
7/31/2025	$18,651	$27,404	$19,808
8/31/2025	$19,211	$28,038	$20,439
9/30/2025	$19,546	$29,006	$20,744
10/31/2025	$19,830	$29,627	$20,836
11/30/2025	$20,410	$29,709	$21,389
12/31/2025	$20,849	$29,703	$21,535

Average Annual Return [Table Text Block]
I3DA2	1 Year	5 Years	Since Inception 9/29/17
Service Class	23.65%	14.52%	9.31%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.09%
Russell 1000® Value IndexFootnote Reference(b)	15.91%	11.33%	9.73%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 82,775,754
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 437,801
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$82,775,754
Number of Portfolio Holdings	46
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (net of waivers and reimbursements)	$437,801

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.2%
Industrials	17.8
Health Care	14.3
Communication Services	10.7
Consumer Discretionary	9.7
Information Technology	7.1
Materials	5.7
Energy	4.8
Consumer Staples	3.3
Real Estate	2.8
Utilities	1.7
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.0%
Alphabet, Inc., Class A	4.0
Wells Fargo & Co.	3.8
Exxon Mobil Corp.	3.2
Amazon.com, Inc.	3.1
Micron Technology, Inc.	2.9
RTX Corp.	2.9
Blackrock, Inc.	2.9
Abbott Laboratories	2.7
Parker-Hannifin Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021481
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$86	0.83%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%	[46]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 6.47%. For the same period, the Portfolio’s broad-based benchmark, the MSCI EAFE Index, returned 31.89%.

  The Portfolio underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended December 31, 2025.

  From a sector perspective, holdings and an underweight in financials, as well as holdings in information technology detracted the most from benchmark relative performance during the period, while holdings and an underweight in health care and energy were the largest contributors.

  Among countries and regions, the Portfolio’s holdings in Western Europe detracted from relative performance and non-index exposure to U.S./Canada also detracted. Meanwhile, non-index exposure to Emerging Asia contributed positively to benchmark relative performance.

  Stylistically, the Portfolio’s growth style was out of favor. The MSCI EAFE Growth Index underperformed the MSCI EAFE Value Index by the largest margin since 1975.

  Top individual detractors included Wolters Kluwer, Constellation Software, Sika, Shopify, and Ferrari. The group was hurt by market perceptions of AI disruption and macroeconomic vulnerability.

  Top individual contributors included Taiwan Semiconductor, Safran, Belimo, SalMar and AIA Group. Taiwan Semiconductor and Belimo benefited from investor interest in AI and data center developments.

  Markets were shaped by political realignments, trade frictions, and AI-related sector dynamics. Value sector strength was observed in certain areas, in particular, European financials. However, the Portfolio’s sub-adviser, Sands Capital Management, LLC, viewed the outperformance of these groups as short-term and continued to maintain the Portfolio’s exposure to semiconductor holdings and refreshed health care holdings.

  Valuation expansion drove most of the market returns during 2025, but earnings growth remains the primary driver of returns over the long term. In the sub-adviser’s view, the Portfolio is well positioned to provide above average earnings growth potential.

  The views expressed reflect the opinions of Sands Capital Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,380	$9,278
2/29/2016	$9,206	$9,111
3/31/2016	$9,739	$9,712
4/30/2016	$9,888	$10,004
5/31/2016	$9,839	$9,925
6/30/2016	$9,591	$9,596
7/31/2016	$10,000	$10,083
8/31/2016	$10,097	$10,092
9/30/2016	$10,173	$10,220
10/31/2016	$9,970	$10,012
11/30/2016	$9,729	$9,814
12/31/2016	$10,008	$10,151
1/31/2017	$10,350	$10,446
2/28/2017	$10,426	$10,597
3/31/2017	$10,782	$10,901
4/30/2017	$11,200	$11,187
5/31/2017	$11,758	$11,613
6/30/2017	$11,771	$11,595
7/31/2017	$12,037	$11,930
8/31/2017	$12,002	$11,927
9/30/2017	$12,477	$12,416
10/31/2017	$12,555	$12,548
12/31/2017	$12,734	$12,752
1/31/2018	$13,300	$13,392
2/28/2018	$12,683	$12,789
3/31/2018	$12,529	$12,571
4/30/2018	$12,773	$12,872
5/31/2018	$12,375	$12,600
6/30/2018	$12,105	$12,450
7/31/2018	$12,233	$12,757
8/31/2018	$12,102	$12,512
9/30/2018	$12,207	$12,626
10/31/2018	$11,082	$11,622
11/30/2018	$10,990	$11,609
12/31/2018	$10,480	$11,048
1/31/2019	$11,212	$11,776
2/28/2019	$11,579	$12,078
3/31/2019	$11,762	$12,167
4/30/2019	$12,168	$12,521
5/31/2019	$11,448	$11,938
6/30/2019	$12,168	$12,650
7/31/2019	$12,076	$12,490
8/31/2019	$11,837	$12,168
9/30/2019	$12,207	$12,523
10/31/2019	$12,770	$12,974
11/30/2019	$12,770	$13,123
12/31/2019	$13,381	$13,551
1/31/2020	$13,236	$13,269
2/29/2020	$12,400	$12,072
3/31/2020	$10,389	$10,473
4/30/2020	$11,274	$11,158
5/31/2020	$12,094	$11,651
6/30/2020	$12,705	$12,052
7/31/2020	$13,493	$12,335
8/31/2020	$13,941	$12,971
9/30/2020	$13,727	$12,640
10/31/2020	$13,366	$12,136
11/30/2020	$15,322	$14,019
12/31/2020	$16,177	$14,673
1/31/2021	$16,243	$14,518
2/28/2021	$16,358	$14,846
3/31/2021	$16,539	$15,201
4/30/2021	$17,032	$15,671
5/31/2021	$17,607	$16,197
6/30/2021	$17,377	$16,019
7/31/2021	$17,311	$16,142
8/31/2021	$17,527	$16,428
9/30/2021	$17,144	$15,963
10/31/2021	$17,544	$16,360
11/30/2021	$17,028	$15,601
12/31/2021	$17,927	$16,401
1/31/2022	$16,995	$15,610
2/28/2022	$16,362	$15,335
3/31/2022	$16,179	$15,451
4/30/2022	$14,881	$14,465
5/31/2022	$15,130	$14,594
6/30/2022	$13,532	$13,243
7/31/2022	$14,315	$13,904
8/31/2022	$13,604	$13,245
9/30/2022	$12,182	$12,012
10/31/2022	$12,948	$12,659
11/30/2022	$14,717	$14,087
12/31/2022	$14,334	$14,103
1/31/2023	$15,337	$15,246
2/28/2023	$14,862	$14,930
3/31/2023	$15,209	$15,319
4/30/2023	$15,337	$15,767
5/31/2023	$14,680	$15,120
6/30/2023	$15,446	$15,813
7/31/2023	$15,920	$16,326
8/31/2023	$15,423	$15,703
9/30/2023	$14,958	$15,173
10/31/2023	$14,493	$14,560
11/30/2023	$15,386	$15,913
12/31/2023	$16,130	$16,761
1/31/2024	$15,981	$16,859
2/29/2024	$16,763	$17,170
3/31/2024	$17,395	$17,755
4/30/2024	$16,781	$17,319
5/31/2024	$17,321	$18,012
6/30/2024	$16,949	$17,725
7/31/2024	$17,284	$18,247
8/31/2024	$17,494	$18,843
9/30/2024	$17,219	$19,024
10/31/2024	$16,275	$17,992
11/30/2024	$16,531	$17,893
12/31/2024	$15,961	$17,490
1/31/2025	$16,688	$18,411
2/28/2025	$16,590	$18,770
3/31/2025	$15,902	$18,716
4/30/2025	$16,688	$19,593
5/31/2025	$17,730	$20,518
6/30/2025	$18,280	$20,975
7/31/2025	$17,887	$20,682
8/31/2025	$17,706	$21,566
9/30/2025	$17,928	$21,988
10/31/2025	$17,728	$22,250
11/30/2025	$16,949	$22,392
12/31/2025	$16,994	$23,067

Average Annual Return [Table Text Block]
IBPH1	1 Year	5 Years	10 Years
Initial Class	6.47%	0.99%	5.45%
MSCI EAFE IndexFootnote Reference(a)	31.89%	9.47%	8.72%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 305,312,431
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,394,318
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$305,312,431
Number of Portfolio Holdings	31
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,394,318

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	21.0%
Canada	10.2
United States	8.0
France	7.1
United Kingdom	6.9
Netherlands	6.7
Taiwan	5.7
Germany	5.5
Norway	4.1
Hong Kong	3.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	20.8%
Consumer Discretionary	18.2
Information Technology	18.0
Financials	13.0
Consumer Staples	10.3
Communication Services	5.2
Health Care	3.8
Materials	3.3
Repurchase Agreements	5.0
Net Other Assets (Liabilities)Footnote Reference^	2.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.7%
ITOCHU Corp.	5.0
Safran SA	5.0
Salmar ASA	4.1
AIA Group Ltd.	3.8
Hoya Corp.	3.8
Compass Group PLC	3.6
Pan Pacific International Holdings Corp.	3.5
3i Group PLC	3.3
Waste Connections, Inc.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021482
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.08%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%	[47]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 6.24%. For the same period, the Portfolio’s broad-based benchmark, the MSCI EAFE Index, returned 31.89%.

  The Portfolio underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended December 31, 2025.

  From a sector perspective, holdings and an underweight in financials, as well as holdings in information technology detracted the most from benchmark relative performance during the period, while holdings and an underweight in health care and energy were the largest contributors.

  Among countries and regions, the Portfolio’s holdings in Western Europe detracted from relative performance and non-index exposure to U.S./Canada also detracted. Meanwhile, non-index exposure to Emerging Asia contributed positively to benchmark relative performance.

  Stylistically, the Portfolio’s growth style was out of favor. The MSCI EAFE Growth Index underperformed the MSCI EAFE Value Index by the largest margin since 1975.

  Top individual detractors included Wolters Kluwer, Constellation Software, Sika, Shopify, and Ferrari. The group was hurt by market perceptions of AI disruption and macroeconomic vulnerability.

  Top individual contributors included Taiwan Semiconductor, Safran, Belimo, SalMar and AIA Group. Taiwan Semiconductor and Belimo benefited from investor interest in AI and data center developments.

  Markets were shaped by political realignments, trade frictions, and AI-related sector dynamics. Value sector strength was observed in certain areas, in particular, European financials. However, the Portfolio’s sub-adviser, Sands Capital Management, LLC, viewed the outperformance of these groups as short-term and continued to maintain the Portfolio’s exposure to semiconductor holdings and refreshed health care holdings.

  Valuation expansion drove most of the market returns during 2025, but earnings growth remains the primary driver of returns over the long term. In the sub-adviser’s view, the Portfolio is well positioned to provide above average earnings growth potential.

  The views expressed reflect the opinions of Sands Capital Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,381	$9,278
2/29/2016	$9,205	$9,111
3/31/2016	$9,747	$9,712
4/30/2016	$9,886	$10,004
5/31/2016	$9,836	$9,925
6/30/2016	$9,583	$9,596
7/31/2016	$10,000	$10,083
8/31/2016	$10,090	$10,092
9/30/2016	$10,154	$10,220
10/31/2016	$9,961	$10,012
11/30/2016	$9,716	$9,814
12/31/2016	$9,987	$10,151
1/31/2017	$10,335	$10,446
2/28/2017	$10,412	$10,597
3/31/2017	$10,760	$10,901
4/30/2017	$11,172	$11,187
5/31/2017	$11,713	$11,613
6/30/2017	$11,726	$11,595
7/31/2017	$11,997	$11,930
8/31/2017	$11,965	$11,927
9/30/2017	$12,421	$12,416
10/31/2017	$12,499	$12,548
12/31/2017	$12,681	$12,752
1/31/2018	$13,242	$13,392
2/28/2018	$12,616	$12,789
3/31/2018	$12,473	$12,571
4/30/2018	$12,707	$12,872
5/31/2018	$12,303	$12,600
6/30/2018	$12,043	$12,450
7/31/2018	$12,160	$12,757
8/31/2018	$12,033	$12,512
9/30/2018	$12,139	$12,626
10/31/2018	$11,014	$11,622
11/30/2018	$10,921	$11,609
12/31/2018	$10,405	$11,048
1/31/2019	$11,133	$11,776
2/28/2019	$11,491	$12,078
3/31/2019	$11,676	$12,167
4/30/2019	$12,073	$12,521
5/31/2019	$11,358	$11,938
6/30/2019	$12,060	$12,650
7/31/2019	$11,980	$12,490
8/31/2019	$11,742	$12,168
9/30/2019	$12,100	$12,523
10/31/2019	$12,654	$12,974
11/30/2019	$12,654	$13,123
12/31/2019	$13,256	$13,551
1/31/2020	$13,110	$13,269
2/29/2020	$12,279	$12,072
3/31/2020	$10,292	$10,473
4/30/2020	$11,172	$11,158
5/31/2020	$11,986	$11,651
6/30/2020	$12,572	$12,052
7/31/2020	$13,354	$12,335
8/31/2020	$13,792	$12,971
9/30/2020	$13,576	$12,640
10/31/2020	$13,210	$12,136
11/30/2020	$15,138	$14,019
12/31/2020	$15,985	$14,673
1/31/2021	$16,035	$14,518
2/28/2021	$16,168	$14,846
3/31/2021	$16,351	$15,201
4/30/2021	$16,832	$15,671
5/31/2021	$17,381	$16,197
6/30/2021	$17,148	$16,019
7/31/2021	$17,082	$16,142
8/31/2021	$17,281	$16,428
9/30/2021	$16,911	$15,963
10/31/2021	$17,315	$16,360
11/30/2021	$16,777	$15,601
12/31/2021	$17,684	$16,401
1/31/2022	$16,744	$15,610
2/28/2022	$16,122	$15,335
3/31/2022	$15,937	$15,451
4/30/2022	$14,661	$14,465
5/31/2022	$14,896	$14,594
6/30/2022	$13,334	$13,243
7/31/2022	$14,090	$13,904
8/31/2022	$13,378	$13,245
9/30/2022	$11,982	$12,012
10/31/2022	$12,735	$12,659
11/30/2022	$14,481	$14,087
12/31/2022	$14,095	$14,103
1/31/2023	$15,087	$15,246
2/28/2023	$14,610	$14,930
3/31/2023	$14,940	$15,319
4/30/2023	$15,069	$15,767
5/31/2023	$14,426	$15,120
6/30/2023	$15,179	$15,813
7/31/2023	$15,639	$16,326
8/31/2023	$15,151	$15,703
9/30/2023	$14,684	$15,173
10/31/2023	$14,235	$14,560
11/30/2023	$15,095	$15,913
12/31/2023	$15,825	$16,761
1/31/2024	$15,675	$16,859
2/29/2024	$16,442	$17,170
3/31/2024	$17,059	$17,755
4/30/2024	$16,442	$17,319
5/31/2024	$16,984	$18,012
6/30/2024	$16,610	$17,725
7/31/2024	$16,928	$18,247
8/31/2024	$17,135	$18,843
9/30/2024	$16,858	$19,024
10/31/2024	$15,931	$17,992
11/30/2024	$16,168	$17,893
12/31/2024	$15,615	$17,490
1/31/2025	$16,325	$18,411
2/28/2025	$16,227	$18,770
3/31/2025	$15,556	$18,716
4/30/2025	$16,325	$19,593
5/31/2025	$17,332	$20,518
6/30/2025	$17,865	$20,975
7/31/2025	$17,470	$20,682
8/31/2025	$17,282	$21,566
9/30/2025	$17,505	$21,988
10/31/2025	$17,326	$22,250
11/30/2025	$16,566	$22,392
12/31/2025	$16,588	$23,067

Average Annual Return [Table Text Block]
IBPH2	1 Year	5 Years	10 Years
Service Class	6.24%	0.74%	5.19%
MSCI EAFE IndexFootnote Reference(a)	31.89%	9.47%	8.72%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 305,312,431
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,394,318
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$305,312,431
Number of Portfolio Holdings	31
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,394,318

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	21.0%
Canada	10.2
United States	8.0
France	7.1
United Kingdom	6.9
Netherlands	6.7
Taiwan	5.7
Germany	5.5
Norway	4.1
Hong Kong	3.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	20.8%
Consumer Discretionary	18.2
Information Technology	18.0
Financials	13.0
Consumer Staples	10.3
Communication Services	5.2
Health Care	3.8
Materials	3.3
Repurchase Agreements	5.0
Net Other Assets (Liabilities)Footnote Reference^	2.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.7%
ITOCHU Corp.	5.0
Safran SA	5.0
Salmar ASA	4.1
AIA Group Ltd.	3.8
Hoya Corp.	3.8
Compass Group PLC	3.6
Pan Pacific International Holdings Corp.	3.5
3i Group PLC	3.3
Waste Connections, Inc.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus

[1]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[2]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[3]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[4]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[5]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[6]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[7]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[8]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[9]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[10]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[11]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[12]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[13]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[14]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[15]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[16]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[17]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[18]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[19]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[20]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[21]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[22]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[23]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[24]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[25]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[26]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[27]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[28]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[29]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[30]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[31]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[32]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[33]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[34]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[35]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[36]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[37]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[38]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[39]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[40]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[41]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[42]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[43]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[44]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[45]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[46]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[47]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.